                                                                SEMI-ANNUAL
                                                                  REPORT



                                                           JNL(R) SERIES TRUST
                                                          FOR THE PERIOD ENDED
                                                              JUNE 30, 1997

--------------------------------------------------------------------------------
                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                                                                           PHOTO
Dear Investors:

We are pleased to provide you with this
report on the operations of the JNL Series
Trust for the six-month period ended June
30, 1997.

The JNL Series Trust has sixteen Series, each of which is managed by one of eight professional money managers. The performance of each Series is influenced by its investment objective and the investment style of its money manager.
Despite their differing approaches to the markets, all of the Series returned positive performance during the six-month period ended June 30, 1997.

The United States economy exhibited strong growth and low inflation during the six-month period. During the first quarter of 1997, uncertainty surrounding the strength of the U.S. economy caused confusion in the financial markets. This confusion coupled with potential inflationary pressures caused the Federal Reserve Board to raise short-term interest rates one-quarter of one percent in March. The equity markets posted substantial gains throughout much of the period, experiencing only a temporary decline after the Federal Reserve Board action. In the equity markets, large company, blue-chip stocks outperformed mid-sized and small company stocks. The fixed income markets suffered in the first quarter of 1997 due to the robust economic growth and Federal Reserve Board action, but rebounded in the second quarter of 1997. Overall, the United States financial markets performed well during the period.

The international financial markets were volatile during the first quarter of 1997 but generally posted positive gains during the second quarter. The Latin American markets performed particularly well. The performance of the European markets was mixed during the period and Japanese equities made strong progress in the second quarter of 1997 after a rough start early in the year.

Thank you for your continued confidence in our products and services. We strive to provide successful investment vehicles for your financial goals and hope that you are pleased with the performance of the JNL Series Trust.

Respectfully,

Andrew B. Hopping
Andrew B. Hopping
President

                                JNL SERIES TRUST

                STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
                                 JUNE 30, 1997



                                             JNL                JNL                JNL                                JNL/EAGLE
                                         AGGRESSIVE           CAPITAL            GLOBAL            JNL/ALGER            CORE
                                           GROWTH             GROWTH            EQUITIES            GROWTH             EQUITY
                                           SERIES             SERIES             SERIES             SERIES             SERIES
                                       -----------------  -----------------  -----------------  -----------------  --------------
ASSETS
Investments in securities, at cost....   $57,386,835        $52,783,377       $ 93,106,846        $54,714,690         $5,664,300
                                         ===========        ===========       ============        ===========         ==========
Investments in securities, at value...   $62,267,285        $61,247,396       $110,948,045        $65,096,135         $6,445,300
Cash..................................         7,682             58,071                  -                  -            480,265
Foreign currency......................        35,267             12,850          3,733,813                  -                  -
Deposit at broker for short sales.....             -                  -                  -                  -                  -
Receivables:
 Dividends and interest...............        17,662              4,632            144,424             61,335             10,895
 Forward foreign currency
  exchange contracts..................        44,699             17,378            565,282                  -                  -
 Foreign taxes recoverable............         5,827              2,510             82,834                  -                 76
 Fund shares sold.....................       173,220            127,052            473,965            147,688             29,048
 Investment securities sold...........       240,626            406,429          7,549,398            460,656                417
 Reimbursement from Adviser...........         3,083              1,876              9,941                  -              2,941
                                         -----------        -----------       ------------        -----------         ----------
TOTAL ASSETS..........................    62,795,351         61,878,194        123,507,702         65,765,814          6,968,942
                                         -----------        -----------       ------------        -----------         ----------
LIABILITIES
Payables:
 Investment advisory fees.............        46,311             46,058             86,803             48,599              4,650
 Custodian overdraft..................             -                  -          5,070,659                  -                  -
 Forward foreign currency
  exchange contracts..................        14,872             76,218            187,346                  -                  -
 Dividends to shareholders............             -                  -                  -                  -                  -
 Fund shares redeemed.................        21,942             30,741             30,960             37,191              2,475
 Investment securities purchased......       474,265            702,506          5,656,962          2,532,199            151,373
Securities sold short, at value
  (Proceeds of $8,248,773)............             -                  -                  -                  -                  -
Call options written, at value
  (Premiums received $2,848)..........             -                  -                  -                  -              3,713
Other liabilities.....................        65,258             53,477            142,348             38,489             23,594
                                         -----------        -----------       ------------        -----------         ----------
TOTAL LIABILITIES.....................       622,648            909,000         11,175,078          2,656,478            185,805
                                         -----------        -----------       ------------        -----------         ----------
NET ASSETS............................   $62,172,703        $60,969,194       $112,332,624        $63,109,336         $6,783,137
                                         ===========        ===========       ============        ===========         ==========
NET ASSETS CONSIST OF:
Paid-in capital.......................   $56,582,013        $54,627,799       $ 92,557,071        $51,987,984         $5,966,727
Undistributed net investment income...       288,795            106,682            348,042            (16,761)            21,760
Accumulated net realized gain (loss)
 on investments and foreign
 currency related items...............       392,025         (2,170,339)         1,188,668            756,668             14,515
Net unrealized appreciation
 (depreciation) on:
 Investments..........................     4,880,450          8,464,019         17,841,199         10,381,445            781,000
 Foreign currency related items.......        29,420            (58,967)           397,644                  -                  -
 Options written......................             -                  -                  -                  -               (865)
 Short positions......................             -                  -                  -                  -                  -
                                         -----------        -----------       ------------        -----------         ----------
NET ASSETS............................   $62,172,703        $60,969,194       $112,332,624        $63,109,336         $6,783,137
                                         ===========        ===========       ============        ===========         ==========
TOTAL SHARES OUTSTANDING (NO PAR
 VALUE), UNLIMITED SHARES AUTHORIZED..     4,378,694          4,024,407          6,274,355          4,843,749            538,082
                                         ===========        ===========       ============        ===========         ==========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE...........   $     14.20        $     15.15       $      17.90        $     13.03         $    12.61
                                         ===========        ===========       ============        ===========         ==========


                                                JNL/EAGLE
                                                 SMALLCAP          JNL/PUTNAM
                                                  EQUITY             GROWTH
                                                  SERIES             SERIES
                                             -----------------  -----------------
ASSETS
Investments in securities, at cost.....          $5,694,744        $63,755,698
                                                 ==========        ===========
Investments in securities, at value....          $6,669,744        $68,616,738
Cash...................................             294,510                  -
Foreign currency.......................                   -                  -
Deposit at broker for short sales......                   -            746,286
Receivables:
 Dividends and interest................               3,978             94,367
 Forward foreign currency
  exchange contracts...................                   -                  -
 Foreign taxes recoverable.............                   -                602
 Fund shares sold......................              42,327            220,364
 Investment securities sold............                   -             51,111
 Reimbursement from Adviser............               2,642                  -
                                                 ----------        -----------
TOTAL ASSETS...........................           7,013,201         69,729,468
                                                 ----------        -----------
LIABILITIES
Payables:
 Investment advisory fees..............               4,864             44,000
 Custodian overdraft...................                   -                  -
 Forward foreign currency
  exchange contracts...................                   -                  -
 Dividends to shareholders.............                   -                  -
 Fund shares redeemed..................               3,315            216,549
 Investment securities purchased.......                   -            284,903
Securities sold short, at value
   (Proceeds of $8,248,773)............                   -          8,785,053
Call options written, at value
   (Premiums received $2,848)..........                   -                  -
Other liabilities......................              22,164             73,978
                                                 ----------        -----------
TOTAL LIABILITIES......................              30,343          9,404,483
                                                 ----------        -----------
NET ASSETS.............................          $6,982,858        $60,324,985
                                                 ==========        ===========
NET ASSETS CONSIST OF:
Paid-in capital........................          $5,943,206        $55,227,459
Undistributed net investment income....             (11,734)           123,788
Accumulated net realized gain (loss)
 on investments and foreign
 currency related items................              76,386            648,978
Net unrealized appreciation
 (depreciation) on:
 Investments...........................             975,000          4,861,040
 Foreign currency related items........                   -                  -
 Options written.......................                   -                  -
 Short positions.......................                   -           (536,280)
                                                 ----------        -----------
NET ASSETS.............................          $6,982,858        $60,324,985
                                                 ==========        ===========
TOTAL SHARES OUTSTANDING (NO PAR
 VALUE), UNLIMITED SHARES AUTHORIZED...             517,462          3,892,704
                                                 ==========        ===========
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE............          $    13.49        $     15.50
                                                 ==========        ===========




                     See notes to the financial statements.


                                                  PPM                  PPM                 SALOMON
    JNL/PUTNAM               PPM              AMERICA/JNL          AMERICA/JNL          BROTHERS/JNL
       VALUE             AMERICA/JNL          HIGH YIELD              MONEY                GLOBAL
      EQUITY              BALANCED               BOND                 MARKET                BOND
      SERIES               SERIES               SERIES                SERIES               SERIES
-------------------  -------------------  -------------------  --------------------  -------------------
     $51,682,727        $40,854,996          $37,672,042           $37,888,743          $26,030,482
     ===========        ===========          ===========           ===========          ===========

     $54,696,151        $42,358,157          $38,694,896           $37,888,743          $26,784,706
               -                  -                    -                     -                    -
               -                  -                    -                     -                    -
               -                  -                    -                     -                    -
         127,288            269,366              613,633                    97              323,378
               -                  -                    -                     -                8,931
           4,921                  -                    -                     -                    -
         402,153            111,180              281,931               199,181               71,627
         419,802            206,046                    -                     -            1,125,439
           1,651              1,390                  215                   530                5,511
     -----------        -----------          -----------           -----------          -----------
      55,651,966         42,946,139           39,590,675            38,088,551           28,319,592
     -----------        -----------          -----------           -----------          -----------
          36,169             25,379               22,831                19,026               17,737
               -                  -                    -                     -                2,854
               -                  -                    -                     -                3,833
               -                  -                    -                 4,070                    -
           9,919             14,473               11,509               176,066                8,669
       1,604,135            368,802              798,640                     -            1,868,289
               -                  -                    -                     -                    -
               -                  -                    -                     -                    -
          48,943             41,985               29,367                33,168               52,034
     -----------        -----------          -----------           -----------          -----------
       1,699,166            450,639              862,347               232,330            1,953,416
     -----------        -----------          -----------           -----------          -----------
     $53,952,800        $42,495,500          $38,728,328           $37,856,221          $26,366,176
     ===========        ===========          ===========           ===========          ===========

     $47,454,185        $38,151,519          $36,251,362           $37,856,221          $25,000,314
         317,693            530,284            1,032,166                     -              688,276
       3,167,498          2,310,536              421,946                     -              (81,643)
       3,013,424          1,503,161            1,022,854                     -              754,224
               -                  -                    -                     -                5,005
               -                  -                    -                     -                    -
               -                  -                    -                     -                    -
     -----------        -----------          -----------           -----------          -----------
     $53,952,800        $42,495,500          $38,728,328           $37,856,221          $26,366,176
     ===========        ===========          ===========           ===========          ===========

       3,267,397          3,261,326            3,402,292            37,856,221            2,352,786
     ===========        ===========          ===========           ===========          ===========

     $     16.51        $     13.03          $     11.38           $      1.00          $     11.21
     ===========        ===========          ===========           ===========          ===========

                                                           T.ROWE
             SALOMON                   T. ROWE            PRICE/JNL             T. ROWE
           BROTHERS/JNL               PRICE/JNL         INTERNATIONAL          PRICE/JNL
         U.S. GOVERNMENT             ESTABLISHED           EQUITY               MID-CAP
          & QUALITY BOND               GROWTH            INVESTMENT              GROWTH
              SERIES                   SERIES              SERIES                SERIES
     ----------------------       -----------------   ------------------  --------------------
         $21,752,277                 $70,522,410          $63,174,874          $81,830,188
         ===========                 ===========          ===========          ===========
         $21,828,286                 $81,262,589          $74,180,154          $92,378,697
                   -                           -                    -                    -
                   -                      53,115              570,919                  234
                   -                           -                    -                    -
             134,435                      67,471              321,821               21,035
                   -                           2                  191                    -
                   -                       6,419               58,926                  314
              70,922                     236,854              121,044              297,195
           2,037,328                     228,261               18,110            1,163,462
               2,098                           -                5,616                    -
         -----------                 -----------          -----------          -----------
          24,073,069                  81,854,711           75,276,781           93,860,937
         -----------                 -----------          -----------          -----------
               9,656                      53,558               63,924               69,083
                   -                           -                    -                    -
                   -                         815                  135                    -
                   -                           -                    -                    -
               9,365                      25,494               13,159               54,424
           6,622,782                     729,705              627,750            2,109,452
                   -                           -                    -                    -
                   -                           -                    -                    -
              30,678                      47,226               85,965               54,870
         -----------                 -----------          -----------          -----------
           6,672,481                     856,798              790,933            2,287,829
         -----------                 -----------          -----------          -----------
         $17,400,588                 $80,997,913          $74,485,848          $91,573,108
         ===========                 ===========          ===========          ===========

         $16,970,288                 $67,111,227          $61,959,817          $80,428,659
             407,981                     152,783              525,964              (71,068)
             (53,690)                  2,994,098              988,182              667,215
              76,009                  10,740,179           11,005,280           10,548,509
                   -                        (374)               6,605                 (207)
                   -                           -                    -                    -
                   -                           -                    -                    -
         -----------                 -----------          -----------          -----------
         $17,400,588                 $80,997,913          $74,485,848          $91,573,108
         ===========                 ===========          ===========          ===========

           1,666,186                   5,482,303            5,524,808            5,796,131
         ===========                 ===========          ===========          ===========

         $     10.44                 $     14.77          $     13.48          $     15.80
         ===========                 ===========          ===========          ===========

                                JNL SERIES TRUST

                      STATEMENTS OF OPERATIONS (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 1997




                                                             JNL                JNL               JNL
                                                          AGGRESSIVE          CAPITAL           GLOBAL          JNL/ALGER
                                                            GROWTH             GROWTH          EQUITIES          GROWTH
                                                             SERIES            SERIES           SERIES           SERIES
                                                          ----------          -------          --------         ---------
INVESTMENT INCOME
 Dividends............................................      $  151,294        $   49,084      $   807,064       $  172,280
 Interest.............................................         378,241           183,169          217,734           86,317
 Foreign tax withholding..............................          (8,931)           (2,475)        (102,665)          (1,366)
                                                            ----------        ----------      -----------       ----------
TOTAL INVESTMENT INCOME...............................         520,604           229,778          922,133          257,231
                                                            ----------        ----------      -----------       ----------
EXPENSES
 Investment advisory fees.............................         206,843           221,929          369,034          237,460
 Custodian fees.......................................          28,097            19,263           78,285            5,694
 Portfolio accounting fees............................          11,891            11,891           20,725           11,951
 Professional fees....................................          11,096            12,047           16,122           12,645
 Trustee fees.........................................             950               955              975              955
 Other................................................          10,441            11,521           12,177           10,717
                                                            ----------        ----------      -----------       ----------
TOTAL OPERATING EXPENSES..............................         269,318           277,606          497,318          279,422
Less:
 Reimbursement from Advisor...........................         (29,815)          (20,634)         (72,586)          (5,430)
                                                            ----------        ----------      -----------       ----------
NET OPERATING EXPENSES BEFORE
 INTEREST EXPENSE AND DIVIDENDS
 ON SHORT POSITIONS...................................         239,503           256,972          424,732          273,992
                                                            ----------        ----------      -----------       ----------
 Interest expense.....................................               -                 -                -                -
 Dividends on short positions.........................               -                 -                -                -
                                                            ----------        ----------      -----------       ----------
NET EXPENSES..........................................         239,503           256,972          424,732          273,992
                                                            ----------        ----------      -----------       ----------
NET INVESTMENT INCOME (LOSS)..........................         281,101           (27,194)         497,401          (16,761)
                                                            ==========        ==========      ===========       ==========

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on:
 Investments..........................................         395,724        (1,984,964)       1,372,355        1,457,247
 Foreign currency related items.......................          58,782             2,777         (109,388)               -
 Options written......................................               -                 -                -                -
 Short transactions...................................               -                 -                -                -
 Futures transactions.................................         (10,119)                -          (47,070)               -
Net change in unrealized appreciation
 (depreciation) on:
 Investments..........................................        3,044,663        5,837,684       11,203,814        6,716,761
  Foreign currency related items......................           33,453           13,265          256,433                -
 Options written......................................               -                 -                -                -
 Short positions......................................               -                 -                -                -
                                                            ----------        ----------      -----------       ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS)..........................................       3,522,503         3,868,762       12,676,144        8,174,008
                                                            ----------        ----------      -----------       ----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS......................................      $3,803,604        $3,841,568      $13,173,545       $8,157,247
                                                            ==========        ==========      ===========       ==========


                                                              JNL/EAGLE          JNL/EAGLE
                                                                 CORE            SMALLCAP         JNL/PUTNAM
                                                                EQUITY            EQUITY            GROWTH
                                                                SERIES            SERIES            SERIES
                                                              ----------          -------          --------

INVESTMENT INCOME
 Dividends............................................         $ 39,325           $  5,765       $  247,216
 Interest.............................................            2,917              3,318          125,466
 Foreign tax withholding..............................             (514)                 -           (1,776)
                                                               --------           --------       ----------
TOTAL INVESTMENT INCOME...............................           41,728              9,083          370,906
                                                               --------           --------       ----------


EXPENSES
 Investment advisory fees.............................           17,115             17,978          177,534
 Custodian fees.......................................            1,692                782            9,031
 Portfolio accounting fees............................           11,946             11,946           11,951
 Professional fees....................................            4,706              4,706            8,838
 Trustee fees.........................................              915                915              940
 Other................................................            2,049              2,049            7,780
                                                               --------           --------       ----------
TOTAL OPERATING EXPENSES..............................           38,423             38,376          216,074
Less:
 Reimbursement from Advisor...........................          (18,455)           (17,559)          (8,952)
                                                               --------           --------       ----------
NET OPERATING EXPENSES BEFORE
 INTEREST EXPENSE AND DIVIDENDS
 ON SHORT POSITIONS...................................           19,968             20,817          207,122
                                                               --------           --------       ----------
 Interest expense.....................................                -                  -            5,966
 Dividends on short positions.........................                -                  -           34,030
                                                               --------           --------       ----------
NET EXPENSES..........................................           19,968             20,817          247,118
                                                               --------           --------       ----------
NET INVESTMENT INCOME (LOSS)..........................           21,760            (11,734)         123,788
                                                               ========           ========       ==========

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gain (loss) on:
 Investments..........................................           21,129             85,723         (327,211)
 Foreign currency related items.......................                -                  -               (4)
 Options written......................................           (2,187)                 -                -
 Short transactions...................................                -                  -          317,885
 Futures transactions.................................                -                  -                -
Net change in unrealized appreciation
 (depreciation) on:
 Investments..........................................          701,271            761,291        4,570,692
  Foreign currency related items......................                -                  -                -
 Options written......................................             (408)                 -                -
 Short positions......................................                -                  -         (536,280)
                                                               --------           --------       ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS)..........................................          719,805            847,014        4,025,082
                                                               --------           --------       ----------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS......................................         $741,565           $835,280       $4,148,870
                                                               ========           ========       ==========




                     SEE NOTES TO THE FINANCIAL STATEMENTS.


                                                 PPM                   PPM
        JNL/PUTNAM            PPM            AMERICA/JNL           AMERICA/JNL               SALOMON
          VALUE          AMERICA/JNL         HIGH YIELD              MONEY                BROTHERS/JNL
          EQUITY           BALANCED              BOND                 MARKET               GLOBAL BOND
          SERIES            SERIES              SERIES                SERIES                  SERIES
        ----------       -----------         -----------           -----------             ------------
       $  425,633            $  141,914         $   11,975            $      -          $        -
           38,625               545,877          1,125,085             897,712             756,069
           (1,976)                 (284)                 -                   -                (131)
       ----------            ----------         ----------            --------          ----------
          462,282               687,507          1,137,060             897,712             755,938
       ----------            ----------         ----------            --------          ----------
          126,716               135,150             92,446              96,101              78,137
           18,922                10,908              4,712               6,428              14,844
           11,951                11,956             11,951              11,956              20,725
            8,855                 9,322              6,657               9,177               6,677
              940                   915                945                 940                 927
            5,879                 6,924              3,986               3,527               4,586
       ----------            ----------         ----------            --------          ----------
          173,263               175,175            120,697             128,129             125,896
          (23,402)              (15,866)            (9,762)             (8,002)            (33,328)
       ----------            ----------         ----------            --------          ----------
          149,861               159,309            110,935             120,127              92,568
       ----------            ----------         ----------            --------          ----------
                -                     -                  -                   -                   -
                -                     -                  -                   -                   -
       ----------            ----------         ----------            --------          ----------
          149,861               159,309            110,935             120,127              92,568
       ----------            ----------         ----------            --------          ----------
          312,421               528,198          1,026,125             777,585             663,370
       ==========            ==========         ==========            ========          ==========
        3,035,341             1,681,791            252,381                   -            (113,274)
              (5)                     -                  -                   -             (25,816)
                -                     -                  -                   -                   -
                -                     -                  -                   -                   -
                -                     -                  -                   -                   -
        1,062,329               889,072            608,904                   -             550,860
                -                     -                  -                   -              20,666
                -                     -                  -                   -                   -
                -                     -                  -                   -                   -
       ----------            ----------         ----------            --------          ----------
        4,097,665             2,570,863            861,285                   -             432,436
       ----------            ----------         ----------            --------          ----------
       $4,410,086            $3,099,061         $1,887,410            $777,585          $1,095,806
       ==========            ==========         ==========            ========          ==========

                                                    T. ROWE
       SALOMON                   T. ROWE           PRICE/JNL           T. ROWE
     BROTHERS/JNL               PRICE/JNL        INTERNATIONAL        PRICE/JNL
   U.S. GOVERNMENT             ESTABLISHED          EQUITY             MID-CAP
    & QUALITY BOND               GROWTH           INVESTMENT           GROWTH
        SERIES                   SERIES             SERIES             SERIES
   ---------------             -----------       -------------        ---------
        $       -            $  332,334        $   834,213        $    86,454
          464,746               104,304             85,498            206,708
                -               (15,888)           (99,374)              (468)
        ---------            ----------         ----------         ----------
          464,746               420,750            820,337            292,694
        ---------            ----------         ----------         ----------
           46,747               224,144            316,085            313,898
            4,952                15,253             38,535             14,988
           11,906                11,896             20,725             11,936
            5,300                11,261             15,169             15,309
              922                   960                965                970
            3,160                10,020              8,879             12,698
        ---------            ----------         ----------         ----------
           72,987               273,534            400,358            369,799
          (16,222)               (9,463)           (40,446)            (6,338)
        ---------            ----------         ----------         ----------
           56,765               264,071            359,912            363,461
        ---------            ----------         ----------         ----------
                -                     -                  -                  -
                -                     -                  -                  -
        ---------            ----------         ----------         ----------
           56,765               264,071            359,912            363,461
        ---------            ----------         ----------         ----------
          407,981               156,679            460,425            (70,767)
        =========            ==========         ==========         ==========
         (63,645)             3,051,814          1,116,702            695,662
                -               (22,159)          (144,993)           (11,782)
                -                     -                  -                  -
                -                     -                  -                  -
                -                     -                  -                  -
           26,228             6,745,522          5,871,412          5,437,730
                -                  (430)             3,545               (207)
                -                     -                  -                  -
                -                     -                  -                  -
        ---------            ----------         ----------         ----------
         (37,417)             9,774,747          6,846,666          6,121,403
        ---------            ----------         ----------         ----------
        $ 370,564            $9,931,426         $7,307,091         $6,050,636
        =========            ==========         ==========         ==========

                                JNL SERIES TRUST

                STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)


                                                 JNL AGGRESSIVE GROWTH SERIES              JNL CAPITAL GROWTH SERIES
                                           ----------------------------------------  --------------------------------------
                                                                   PERIOD FROM                              PERIOD FROM
                                               SIX MONTHS            APRIL 1,            SIX MONTHS           APRIL 1,
                                                 ENDED               1996 TO               ENDED              1996 TO
                                                JUNE 30,           DECEMBER 31,           JUNE 30,          DECEMBER 31,
                                                  1997                 1996                 1997                1996
                                           ------------------  --------------------  ------------------  ------------------
OPERATIONS:
 Net investment income (loss)...............     $    281,101        $   119,340         $   (27,194)        $   163,301
 Net realized gain (loss) on:
  Investments...............................          385,605            602,416          (1,984,964)           (221,942)
  Foreign currency related
  items.....................................           58,782              9,765               2,777              28,945
 Net change in unrealized
  appreciation (depreciation) on:
  Investments...............................        3,044,663            999,505           5,837,684             872,041
  Foreign currency related
  items.....................................           33,453             (4,062)             13,265             (71,967)
                                                 ------------        -----------         -----------         -----------
 Net increase in net assets
  from operations...........................        3,803,604          1,726,964           3,841,568             770,378
                                                 ------------        -----------         -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income.................                -           (104,404)                  -                  (3)
 From net realized gains on
  investment transactions...................                -         (1,470,576)                  -            (390,495)
 Return of capital..........................                -           (289,382)                  -                   -
                                                 ------------        -----------         -----------         -----------

 Total distributions to
  shareholders.............................                 -         (1,864,362)                  -            (390,498)
                                                 ------------        -----------         -----------         -----------
SHARE TRANSACTIONS:
 Proceeds from the sale of
  shares...................................        33,320,171         26,877,906          27,250,998          34,276,844
 Reinvestment of distributions.............                 -          1,746,593                   -             374,294
 Cost of shares redeemed...................        (4,505,717)        (7,459,511)         (7,069,523)         (7,662,400)
                                                  -----------        -----------         -----------         -----------
 Net increase in net assets
  from share transactions..................        28,814,454         21,164,988          20,181,475          26,988,738
                                                  -----------        -----------         -----------         -----------
 Net increase in net assets................        32,618,058         21,027,590          24,023,043          27,368,618
 Net assets beginning of
  period...................................        29,554,645          8,527,055          36,946,151           9,577,533
                                                  -----------        -----------         -----------         -----------
 NET ASSETS END OF PERIOD..................       $62,172,703        $29,554,645         $60,969,194         $36,946,151
                                                  ===========        ===========         ===========         ===========
 UNDISTRIBUTED NET
  INVESTMENT INCOME........................       $   288,795        $     7,694         $   106,682         $   133,876
                                                  ===========        ===========         ===========         ===========

                                                           JNL GLOBAL EQUITIES SERIES
                                                       -----------------------------------
                                                                            PERIOD FROM
                                                          SIX MONTHS         APRIL 1,
                                                            ENDED             1996 TO
                                                           JUNE 30,        DECEMBER 31,
                                                             1997              1996
                                                       ----------------  -----------------
OPERATIONS:
 Net investment income (loss)...................        $    497,401       $     92,001
 Net realized gain (loss) on:
  Investments...................................           1,325,285          1,196,113
  Foreign currency related
  items.........................................            (109,388)            (2,943)
 Net change in unrealized
  appreciation (depreciation) on:
  Investments...................................          11,203,814          4,236,085
  Foreign currency related
  items.........................................             256,433            128,253
                                                        ------------       ------------
 Net increase in net assets
  from operations...............................          13,173,545          5,649,509
                                                        ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income.....................                   -           (238,326)
 From net realized gains on
  investment transactions.......................                   -         (2,687,572)
 Return of capital..............................                   -           (955,663)
                                                        ------------       ------------
 Total distributions to
  shareholders..................................                   -         (3,881,561)
                                                        ------------       ------------
SHARE TRANSACTIONS:
 Proceeds from the sale of
  shares........................................          60,633,846         38,726,566
 Reinvestment of distributions..................                   -          3,277,573
 Cost of shares redeemed........................         (10,113,241)       (11,274,162)
                                                        ------------       ------------
 Net increase in net assets
  from share transactions.......................          50,520,605         30,729,977
                                                        ------------       ------------
 Net increase in net assets.....................          63,694,150         32,497,925
 Net assets beginning of
  period........................................          48,638,474         16,140,549
                                                        ------------       ------------
 NET ASSETS END OF PERIOD.......................        $112,332,624       $ 48,638,474
                                                        ============       ============
 UNDISTRIBUTED NET
  INVESTMENT INCOME.............................        $    348,042       $   (149,359)
                                                        ============       ============

------------------------------
* Commencement of operations.


                     See notes to the financial statements.

                                                                                                     JNL/EAGLE SMALLCAP
         JNL/ALGER GROWTH SERIES                   JNL/EAGLE CORE EQUITY SERIES                        EQUITY SERIES
------------------------------------------  -------------------------------------------  ------------------------------------------
                         PERIOD FROM                                  PERIOD FROM                                 PERIOD FROM
   SIX MONTHS             APRIL 1,              SIX MONTHS           SEPTEMBER 16,          SIX MONTHS           SEPTEMBER 16,
      ENDED                1996 TO                ENDED                1996* TO                ENDED               1996* TO
    JUNE 30,            DECEMBER 31,             JUNE 30,            DECEMBER 31,            JUNE 30,            DECEMBER 31,
      1997                  1996                   1997                  1996                  1997                  1996
-----------------  -----------------------  ------------------  -----------------------  -----------------  -----------------------
      $   (16,761)        $    (3,590)         $   21,760           $    4,657         $  (11,734)              $   (1,017)
        1,457,247            (523,886)             18,942               (4,427)            85,723                   (9,337)
                -                   -                   -                    -                  -                        -
        6,716,761           3,281,071             700,863               79,272            761,291                  213,709
                -                   -                   -                    -                  -                        -
      -----------         -----------          ----------           ----------         ----------               ----------
        8,157,247           2,753,595             741,565               79,502            835,280                  203,355
      -----------         -----------          ----------           ----------         ----------               ----------
                -                   -                   -               (4,657)                 -                        -
                -                   -                   -                    -                  -                        -
                -                   -                   -                 (320)                 -                        -
      -----------         -----------          ----------           ----------         ----------               ----------
                -                   -                   -               (4,977)                 -                        -
      -----------         -----------          ----------           ----------         ----------               ----------
       21,190,205          34,332,656           4,164,355            2,027,399          4,747,096                1,760,997
                -                   -                   -                2,270                  -                        -
       (4,490,207)         (7,483,397)            (76,980)            (149,997)          (543,607)                 (20,263)
      -----------         -----------          ----------           ----------         ----------               ----------
       16,699,998          26,849,259           4,087,375            1,879,672          4,203,489                1,740,734
      -----------         -----------          ----------           ----------         ----------               ----------
       24,857,245          29,602,854           4,828,940            1,954,197          5,038,769                1,944,089
       38,252,091           8,649,237           1,954,197                    -          1,944,089                        -
      -----------         -----------          ----------           ----------         ----------               ----------
      $63,109,336         $38,252,091          $6,783,137           $1,954,197         $6,982,858               $1,944,089
      ===========         ===========          ==========           ==========         ==========               ==========
      $   (16,761)        $         -          $   21,760           $        -         $  (11,734)              $        -
      ===========         ===========          ==========           ==========         ==========               ==========


           JNL/PUTNAM GROWTH SERIES
  ------------------------------------------
                           PERIOD FROM
     SIX MONTHS             APRIL 1,
        ENDED                1996 TO
      JUNE 30,            DECEMBER 31,
        1997                  1996
  -----------------  -----------------------
      $    123,788        $    80,288
            (9,326)         1,130,393
                (4)                 -
         4,034,412            152,651
                 -                  -
      ------------        -----------
         4,148,870          1,363,332
      ------------        -----------
                 -            (83,226)
                 -           (608,389)
                 -                  -
      ------------        -----------
                 -           (691,615)
      ------------        -----------
        44,384,677         21,124,451
                 -            673,981
       (11,012,077)        (2,184,704)
      ------------        -----------
        33,372,600         19,613,728
      ------------        -----------
        37,521,470         20,285,445
        22,803,515          2,518,070
      ------------        -----------
      $ 60,324,985        $22,803,515
      ============        ===========
      $    123,788        $         -
      ============        ===========

                                JNL SERIES TRUST

                                                 JNL/PUTNAM VALUE                      PPM AMERICA/JNL
                                                  EQUITY SERIES                        BALANCED SERIES
                                       ------------------------------------  ------------------------------------
                                                            PERIOD FROM                           PERIOD FROM
                                          SIX MONTHS          APRIL 1,          SIX MONTHS          APRIL 1,
                                            ENDED             1996 TO             ENDED             1996 TO
                                           JUNE 30,         DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                             1997               1996               1997               1996
                                       ----------------  ------------------  ----------------  ------------------
OPERATIONS:
 Net investment income (loss)........      $   312,421         $   174,463       $   528,198         $   279,327
 Net realized gain (loss) on:
  Investments........................        3,035,341             299,700         1,681,791             933,110
  Foreign currency related
    items............................               (5)                  -                 -                   -
 Net change in unrealized
  appreciation (depreciation) on:
  Investments........................        1,062,329           1,455,960           889,072             476,858
  Foreign currency related
    items............................                -                   -                 -                   -
                                       ---------------   -----------------   ---------------   -----------------
 Net increase in net assets
  from operations....................        4,410,086           1,930,123         3,099,061           1,689,295
                                       ---------------   -----------------   ---------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income..........                -            (183,956)                -            (301,815)
 From net realized gain on
  investment transactions............                -            (226,911)                -            (364,079)
 Return of capital...................                -                   -                 -                   -
                                       ---------------   -----------------   ---------------   -----------------
 Total distributions to
  shareholders.......................                -            (410,867)                -            (665,894)
                                       ---------------   -----------------   ---------------   -----------------
SHARE TRANSACTIONS:
 Proceeds from the sale of
  shares.............................       33,836,730          15,648,559        17,448,456          21,937,839
 Reinvestment of distributions.......                -             398,998                 -             652,446
 Cost of shares redeemed.............       (2,054,694)         (3,171,440)       (2,470,594)         (3,955,738)
                                       ---------------   -----------------   ---------------   -----------------
 Net increase in net assets
  from share transactions............       31,782,036          12,876,117        14,977,862          18,634,547
                                       ---------------   -----------------   ---------------   -----------------
 Net increase in net assets..........       36,192,122          14,395,373        18,076,923          19,657,948
 Net assets beginning of
  period.............................       17,760,678           3,365,305        24,418,577           4,760,629
                                       ---------------   -----------------   ---------------   -----------------
 NET ASSETS END OF PERIOD............      $53,952,800         $17,760,678       $42,495,500         $24,418,577
                                       ===============   =================   ===============   =================
 UNDISTRIBUTED NET
  INVESTMENT INCOME..................      $   317,693         $     5,272       $   530,284         $     2,086
                                       ===============   =================   ===============   =================


                                                PPM AMERICA/JNL
                                            HIGH YIELD BOND SERIES
                                      -----------------------------------
                                                           PERIOD FROM
                                        SIX MONTHS          APRIL 1,
                                           ENDED            1996 TO
                                         JUNE 30,         DECEMBER 31,
                                           1997               1996
                                      ---------------  ------------------
OPERATIONS:
 Net investment income (loss)........    $ 1,026,125         $   691,766
 Net realized gain (loss) on:
   Investments.......................        252,381             217,828
   Foreign currency related
     items...........................              -                   -
 Net change in unrealized
   appreciation (depreciation) on:
   Investments.......................        608,904             383,145
   Foreign currency related
     items...........................              -                   -
                                      --------------   -----------------
 Net increase in net assets
   from operations...................      1,887,410           1,292,739
                                      --------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income..........              -            (798,203)
 From net realized gain on
   investment transactions...........              -             (23,388)
 Return of capital...................              -                   -
                                      --------------   -----------------
 Total distributions to
   shareholders......................              -            (821,591)
                                      --------------   -----------------
SHARE TRANSACTIONS:
 Proceeds from the sale of
   shares............................     26,437,309          12,401,767
 Reinvestment of distributions.......              -             790,186
 Cost of shares redeemed.............     (2,992,787)         (6,422,234)
                                      --------------   -----------------
 Net increase in net assets
   from share transactions...........     23,444,522           6,769,719
                                      --------------   -----------------
 Net increase in net assets..........     25,331,932           7,240,867
 Net assets beginning of
   period............................     13,396,396           6,155,529
                                      --------------   -----------------
 NET ASSETS END OF PERIOD............    $38,728,328         $13,396,396
                                      ==============   =================
 UNDISTRIBUTED NET
 INVESTMENT INCOME...................    $ 1,032,166         $     6,041
                                      ==============   =================


                     See notes to the financial statements.

                                                                                                    SALOMON BROTHERS/JNL
                PPM AMERICA/JNL                           SALOMON BROTHERS/JNL                        U.S. GOVERNMENT
              MONEY MARKET SERIES                          GLOBAL BOND SERIES                      & QUALITY BOND SERIES
------------------------------------------------  -------------------------------------  ------------------------------------------
                               PERIOD FROM                              PERIOD FROM                               PERIOD FROM
      SIX MONTHS                APRIL 1,             SIX MONTHS           APRIL 1,          SIX MONTHS             APRIL 1,
         ENDED                   1996 TO                ENDED             1996 TO              ENDED                1996 TO
       JUNE 30,               DECEMBER 31,            JUNE 30,          DECEMBER 31,         JUNE 30,            DECEMBER 31,
         1997                     1996                  1997                1996               1997                  1996
-----------------------  -----------------------  -----------------  ------------------  -----------------  -----------------------
   $     777,585            $    614,491        $   663,370         $   574,698        $   407,981              $   288,314
               -                       -           (113,274)            275,846            (63,645)                  29,022
               -                       -            (25,816)             57,170                  -                        -
               -                       -            550,860             178,039             26,228                   82,805
               -                       -             20,666             (21,421)                 -                        -
   -------------            ------------        -----------         -----------        -----------              -----------
         777,585                 614,491          1,095,806           1,064,332            370,564                  400,141
   -------------            ------------        -----------         -----------        -----------              -----------
        (777,585)               (614,491)                 -            (754,598)                 -                 (318,115)
               -                       -                  -            (280,691)                 -                  (30,967)
               -                       -                  -                   -                  -                        -
   -------------            ------------        -----------         -----------        -----------              -----------
        (777,585)               (614,491)                 -          (1,035,289)                 -                 (349,082)
   -------------            ------------        -----------         -----------        -----------              -----------
      49,513,756              43,176,521         15,544,519           9,953,802          9,604,691                8,748,229
         753,715                 606,298                  -             870,854                  -                  330,365
     (36,163,437)            (26,846,271)        (2,757,092)         (4,750,819)        (2,406,407)              (2,304,702)
   -------------            ------------        -----------         -----------        -----------              -----------
      14,104,034              16,936,548         12,787,427           6,073,837          7,198,284                6,773,892
   -------------            ------------        -----------         -----------        -----------              -----------
      14,104,034              16,936,548         13,883,233           6,102,880          7,568,848                6,824,951
      23,752,187               6,815,639         12,482,943           6,380,063          9,831,740                3,006,789
   -------------            ------------        -----------         -----------        -----------              -----------
   $  37,856,221            $ 23,752,187        $26,366,176         $12,482,943        $17,400,588              $ 9,831,740
   =============            ============        ===========         ===========        ===========              ===========
   $           -            $          -        $   688,276         $    24,906        $   407,981              $         -
   =============            ============        ===========         ===========        ===========              ===========


           T. ROWE PRICE/JNL
       ESTABLISHED GROWTH SERIES
 -------------------------------------
                       PERIOD FROM
    SIX MONTHS           APRIL 1,
       ENDED             1996 TO
     JUNE 30,          DECEMBER 31,
       1997                1996
 -----------------  ------------------
      $   156,679         $    93,779
        3,051,814              93,499
          (22,159)            (12,360)
        6,745,522           3,384,049
             (430)                 44
 ----------------   -----------------
        9,931,426           3,559,011
 ----------------   -----------------
                -             (91,356)
                -            (212,086)
                -          (1,234,953)
 ----------------   -----------------
                -          (1,538,395)
 ----------------   -----------------
       42,450,763          27,757,264
                -           1,489,773
       (3,675,217)         (7,748,754)
 ----------------   -----------------
       38,775,546          21,498,283
 ----------------   -----------------
       48,706,972          23,518,899
       32,290,941           8,772,042
 ----------------   -----------------
      $80,997,913         $32,290,941
 ================   =================
      $   152,783         $    (3,896)
 ================   =================

                                JNL SERIES TRUST

                                                 T. ROWE PRICE/JNL
                                                   INTERNATIONAL                          T. ROWE PRICE/JNL
                                             EQUITY INVESTMENT SERIES                   MID-CAP GROWTH SERIES
                                       -------------------------------------  -----------------------------------
                                                             PERIOD FROM                            PERIOD FROM
                                          SIX MONTHS           APRIL 1,           SIX MONTHS         APRIL 1,
                                             ENDED             1996 TO               ENDED            1996 TO
                                           JUNE 30,          DECEMBER 31,          JUNE 30,         DECEMBER 31,
                                             1997                1996                1997               1996
                                       -----------------  ------------------  ---------------    ----------------
OPERATIONS:
 Net investment income (loss)........      $    460,425      $   294,949       $   (70,767)        $   (39,345)
 Net realized gain (loss) on:
  Investments........................         1,116,702          203,836           695,662             750,795
  Foreign currency related
  items..............................          (144,993)          25,484           (11,782)                 (3)
 Net change in unrealized
  appreciation (depreciation) on:
  Investments........................         5,871,412        2,679,873         5,437,730           3,708,604
  Foreign currency related
  items..............................             3,545            2,709              (207)                  -
                                       ----------------   --------------   ---------------   -----------------
 Net increase in net assets
  from operations....................         7,307,091        3,206,851         6,050,636           4,420,051
                                       ----------------   --------------   ---------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From  net investment income.........                 -         (465,733)                -            (144,094)
 From net realized gain on
  investment transactions............                 -          (51,200)                -          (1,107,685)
 Return of capital...................                 -                -                 -                   -
                                       ----------------   --------------   ---------------   -----------------
 Total distributions to
  shareholders.......................                 -         (516,933)                -          (1,251,779)
                                       ----------------   --------------   ---------------   -----------------
SHARE TRANSACTIONS:
 Proceeds from the sale of
  shares.............................        21,608,084       22,581,023        44,299,012          41,147,930
 Reinvestment of distributions.......                 -          255,509                 -           1,198,205
 Cost of shares redeemed.............        (2,633,656)      (1,533,092)       (5,881,029)         (8,955,066)
                                       ----------------   --------------   ---------------   -----------------
 Net increase in net assets
  from share transactions............        18,974,428       21,303,440        38,417,983          33,391,069
                                       ----------------   --------------   ---------------   -----------------
 Net increase in net assets..........        26,281,519       23,993,358        44,468,619          36,559,341
 Net assets beginning of
  period.............................        48,204,329       24,210,971        47,104,489          10,545,148
                                       ----------------   --------------   ---------------   -----------------
 NET ASSETS END OF PERIOD............      $ 74,485,848      $48,204,329       $91,573,108         $47,104,489
                                       ================   ==============   ===============   =================
 UNDISTRIBUTED NET
  INVESTMENT INCOME.................       $    525,964      $    65,539       $   (71,068)        $      (301)
                                       ================   ==============   ===============   =================


                     See notes to the financial statements.

                                JNL SERIES TRUST

                        FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                    JNL AGGRESSIVE GROWTH SERIES             JNL CAPITAL GROWTH SERIES
                                               --------------------------------------  --------------------------------------
                                                           PERIOD FROM   PERIOD FROM               PERIOD FROM   PERIOD FROM
                                               SIX MONTHS    APRIL 1,      MAY 15,     SIX MONTHS    APRIL 1,      MAY 15,
                                                 ENDED       1996 TO        1995*        ENDED       1996 TO        1995*
                                                JUNE 30,   DECEMBER 31,  TO MARCH 31,   JUNE 30,   DECEMBER 31,  TO MARCH 31,
                                                  1997         1996          1996         1997         1996          1996
                                               ----------  ------------  ------------  ----------  ------------  ------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF
PERIOD........................................   $ 13.38       $ 13.13      $ 10.00     $ 14.46        $ 13.86      $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)....................................      0.06          0.05         0.01       (0.03)          0.06            -
  Net realized and unrealized gains on
    investments and foreign currency
    related items.............................      0.76          1.10         3.53        0.72           0.70         4.70
                                               ---------   -----------   ----------    --------    -----------   ----------
  Total income from investment
    operations................................      0.82          1.15         3.54        0.69           0.76         4.70
                                               ---------   -----------   ----------    --------    -----------   ----------
LESS DISTRIBUTIONS:
  From net investment income..................         -         (0.05)           -           -              -            -
  From net realized gains on investment
    transactions..............................         -         (0.71)       (0.41)          -          (0.16)       (0.84)
  Return of capital...........................         -         (0.14)           -           -              -            -
                                               ---------   -----------   ----------    --------    -----------   ----------
  Total distributions.........................         -         (0.90)       (0.41)          -          (0.16)       (0.84)
                                               ---------   -----------   ----------    --------    -----------   ----------
  Net increase...............................       0.82          0.25         3.13        0.69           0.60         3.86
                                               ---------   -----------   ----------    --------    -----------   ----------
NET ASSET VALUE, END OF PERIOD...............    $ 14.20       $ 13.38      $ 13.13     $ 15.15        $ 14.46      $ 13.86
                                               =========   ===========   ==========    ========    ===========   ==========
TOTAL RETURN (a).............................      6.13%         8.72%       35.78%       4.77%          5.45%       47.94%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (in
    thousands)...............................    $62,173       $29,555      $ 8,527     $60,969        $36,946      $ 9,578
  Ratio of net operating expenses
    to average net assets (b) (c)............      1.10%         1.09%        1.09%       1.10%          1.09%        1.09%
  Ratio of net investment income to average
    net assets (b)(c)........................      1.29%         0.77%        0.27%     (0.11)%          0.91%      (0.49)%
  Ratio of interest expense and dividends
    on short positions to average net assets
    (b)......................................         -             -            -           -              -            -
  Portfolio turnover.........................     75.11%        85.22%      163.84%      51.45%        115.88%      128.56%
  Average commission rate paid (d)...........    $0.0262       $0.0242          n/a     $0.0367        $0.0196          n/a

RATIO INFORMATION ASSUMING NO EXPENSE
 REIMBURSEMENT OR FEES PAID INDIRECTLY
  Ratio of expenses to average net assets
    (b)......................................      1.24%         1.40%         2.77%       1.19%         1.27%         2.08%
  Ratio of net investment income to average
    net assets (b)...........................      1.15%         0.46%       (1.41)%     (0.20)%         0.73%       (1.48)%

---------------
*   Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized.
(c) Computed after giving effect to the Advisor's expense reimbursement and fees paid indirectly.
(d) Disclosure required for fiscal years beginning after September 1, 1995.

                     See notes to the financial statements.

      JNL GLOBAL EQUITIES SERIES               JNL/ALGER GROWTH SERIES           JNL/EAGLE CORE EQUITY SERIES
--------------------------------------  --------------------------------------  ------------------------------
            PERIOD FROM   PERIOD FROM               PERIOD FROM   PERIOD FROM                    PERIOD FROM
SIX MONTHS    APRIL 1,      MAY 15,     SIX MONTHS    APRIL 1,    OCTOBER 16,     SIX MONTHS    SEPTEMBER 16,
  ENDED       1996 TO        1995*        ENDED       1996 TO        1995*          ENDED          1996* TO
 JUNE 30,   DECEMBER 31,  TO MARCH 31,   JUNE 30,   DECEMBER 31,  TO MARCH 31,     JUNE 30,      DECEMBER 31,
   1997         1996          1996         1997         1996          1996           1997            1996
----------  ------------  ------------  ----------  ------------  ------------  --------------  --------------


  $  15.20    $  13.75      $  10.00      $ 11.16      $  10.38      $  10.00          $ 10.62        $ 10.00


      0.10        0.03          0.10            -             -             -             0.04           0.03


      2.60        2.72          4.02         1.87          0.78          0.38             1.95           0.62
----------  ----------    ----------      -------      --------      --------          -------        -------

      2.70        2.75          4.12         1.87          0.78          0.38             1.99           0.65
----------  ----------    ----------      -------      --------      --------          -------        -------

         -       (0.08)            -            -             -             -                -          (0.03)

         -       (0.90)        (0.37)           -             -             -                -              -
         -       (0.32)            -            -             -             -                -              -
----------  ----------    ----------      -------      --------      --------          -------        -------
         -       (1.30)        (0.37)           -             -             -                -          (0.03)
----------  ----------    ----------      -------      --------      --------          -------        -------
      2.70        1.45          3.75         1.87          0.78          0.38             1.99           0.62
----------  ----------    ----------      -------      --------      --------          -------        -------
   $ 17.90    $  15.20      $  13.75      $ 13.03      $  11.16      $  10.38          $ 12.61        $ 10.62
==========  ==========    ==========      =======      ========      ========          =======        =======
    17.76%      19.99%        41.51%       16.76%         7.51%         3.80%           18.74%          6.47%


  $112,333    $ 48,638      $ 16,141      $63,109      $ 38,252      $  8,649          $ 6,783        $ 1,954

     1.15%       1.14%         1.15%       1.125%         1.07%         1.03%            1.05%          1.05%

     1.35%       0.37%         0.39%      (0.07)%       (0.02)%       (0.17)%           1.14%           1.10%


         -           -             -            -             -             -                -              -
    40.70%      52.02%       142.36%       51.91%        59.92%        50.85%           22.58%          1.36%
  $ 0.0043    $ 0.0162           n/a      $0.0720      $ 0.0441           n/a          $0.0591        $0.0452




     1.35%       1.63%         2.25%        1.15%         1.19%         1.89%            2.02%          4.57%

     1.15%     (0.12)%       (0.71)%      (0.09)%       (0.14)%       (1.03)%            0.17%        (2.42)%

                                JNL SERIES TRUST

                                                  JNL/EAGLE SMALLCAP
                                                     EQUITY SERIES               JNL/PUTNAM GROWTH SERIES
                                               -------------------------  --------------------------------------
                                                            PERIOD FROM               PERIOD FROM   PERIOD FROM
                                               SIX MONTHS  SEPTEMBER 16,  SIX MONTHS    APRIL 1,      MAY 15,
                                                 ENDED       1996* TO       ENDED       1996 TO        1995*
                                                JUNE 30,   DECEMBER 31,    JUNE 30,   DECEMBER 31,  TO MARCH 31,
                                                  1997         1996          1997         1996          1996
                                               ----------  -------------  ----------  ------------  ------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF
PERIOD........................................  $ 11.54   $  10.00        $   14.21     $   12.50    $   10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income
  (loss)......................................    (0.02)     (0.01)            0.03          0.04         0.01
 Net realized and unrealized gains on
  investments and foreign currency related
  items.......................................     1.97       1.55             1.26          2.12         3.66
                                               --------   --------        ---------   -----------   ----------
 Total income from investment
  operations..................................     1.95       1.54             1.29          2.16         3.67
                                               --------   --------        ---------   -----------   ----------
LESS DISTRIBUTIONS:
 From net investment
  income......................................       -          -                -          (0.05)          -
 From net realized gains on investment
  transactions................................       -          -                -          (0.40)       (1.17)
 Return of capital............................       -          -                -             -            -
                                               --------   --------        ---------    ----------    ---------
 Total distributions..........................       -          -                -          (0.45)       (1.17)
                                               --------   --------        ---------    ----------   ----------
 Net increase.................................     1.95       1.54             1.29          1.71         2.50
                                               --------   --------        ---------   -----------   ----------
NET ASSET VALUE, END OF PERIOD................  $ 13.49   $  11.54        $   15.50     $   14.21    $   12.50
                                               ========   ========        =========   ===========   ==========

TOTAL RETURN (a)..............................    16.90%     15.40%            9.08%        17.28%       37.69%
RATIOS AND SUPPLEMENTAL DATA

 Net assets, end of period (in
  thousands)..................................  $ 6,983   $  1,944        $  60,325     $  22,804    $   2,518
 Ratio of net operating expenses to average
  net assets (b) (c) (e)......................     1.10%      1.10%            1.05%         1.04%        0.95%
 Ratio of net investment income to average
  net assets (b) (c)..........................    (0.62)%    (0.26)%           0.63%         0.94%        0.28%
 Ratio of interest expense and dividends on
  short positions to average net assets
  (b).........................................       -          -              0.25%           -            -
 Portfolio turnover...........................    26.30%     28.01%          220.95%       184.33%      255.03%
 Average commission rate paid (d).............  $0.0593    $0.0264         $ 0.0481      $ 0.0175          n/a
RATIO INFORMATION ASSUMING NO EXPENSE
 REIMBURSEMENT OR FEES PAID INDIRECTLY
 Ratio of expenses to average net assets (b)
  (f).........................................     2.03%      4.77%            1.10%         1.27%        5.38%
 Ratio of net investment income to average
  net assets (b)..............................    (1.55)%    (3.93)%           0.58%         0.71%       (4.15)%

* Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized.
(c) Computed after giving effect to the Advisor's expense reimbursement and fees paid indirectly.
(d) Disclosure required for fiscal years beginning after September 1, 1995.
(e) For the JNL/Putnam Growth Series during the six months ended June 30, 1997, the net operating expense ratio excludes interest expense and dividends on short positions. The ratio including interest expense and dividends on short positions during the six months ended June 30, 1997 was 1.25%.
(f) For the JNL/Putnam Growth Series during the six months ended June 30, 1997, the expense ratio excludes interest expense and dividends on short positions. The ratio including interest expense and dividends on short positions during the six months ended June 30, 1997 was 1.30%.



                     See notes to the financial statements.

    JNL/PUTNAM VALUE EQUITY SERIES          PPM AMERICA/JNL BALANCED SERIES        PPM AMERICA/JNL HIGH YIELD BOND SERIES
--------------------------------------  ---------------------------------------  -------------------------------------------
            PERIOD FROM   PERIOD FROM                PERIOD FROM   PERIOD FROM                   PERIOD FROM    PERIOD FROM
SIX MONTHS    APRIL 1,      MAY 15,     SIX MONTHS     APRIL 1,      MAY 15,      SIX MONTHS      APRIL 1,        MAY 15,
  ENDED       1996 TO        1995*         ENDED       1996 TO        1995*          ENDED         1996 TO         1995*
 JUNE 30,   DECEMBER 31,  TO MARCH 31,   JUNE 30,    DECEMBER 31,  TO MARCH 31,    JUNE 30,     DECEMBER 31,   TO MARCH 31,
   1997         1996          1996         1997          1996          1996          1997           1996           1996
----------  ------------  ------------  -----------  ------------  ------------  -------------  -------------  -------------

   $ 14.50      $ 12.77        $10.00      $ 11.92       $ 11.17       $ 10.00        $ 10.67        $ 10.23       $  10.00


      0.09         0.10          0.23         0.16          0.10          0.25           0.30           0.51           0.73


      1.92         1.97          2.86         0.95          0.98          1.40           0.41           0.64           0.04
----------  -----------   -----------   ----------   -----------   -----------   ------------      ---------   ------------

      2.01         2.07          3.09         1.11          1.08          1.65           0.71           1.15           0.77
----------  -----------   -----------   ----------   -----------   -----------   ------------      ---------   ------------


         -        (0.15)        (0.17)           -         (0.15)        (0.19)             -          (0.69)         (0.54)

         -        (0.19)        (0.15)           -         (0.18)        (0.29)             -          (0.02)             -
         -            -             -            -             -             -              -              -              -
----------  -----------   -----------   ----------   -----------   -----------   ------------      ---------   ------------
         -        (0.34)        (0.32)           -         (0.33)        (0.48)             -          (0.71)         (0.54)
----------  -----------   -----------   ----------   -----------   -----------   ------------      ---------   ------------
      2.01         1.73          2.77         1.11          0.75          1.17           0.71           0.44           0.23
----------  -----------   -----------   ----------   -----------   -----------   ------------      ---------   ------------
   $ 16.51      $ 14.50        $12.77      $ 13.03       $ 11.92       $ 11.17        $ 11.38        $ 10.67       $  10.23
==========  ===========   ===========   ==========   ===========   ===========   ============      =========   ============

    13.86%       16.25%        31.14%        9.31%         9.72%        16.60%          6.65%         11.24%          7.82%



   $53,953      $17,761       $ 3,365      $42,495       $24,419       $ 4,761        $38,728        $13,396       $  6,156

     0.97%        0.85%         0.87%        0.99%         1.04%         1.01%          0.90%          0.88%          0.88%

     2.02%        2.29%         2.33%        3.28%         2.39%         2.99%          8.33%          8.64%          8.34%


         -            -             -            -             -             -              -              -              -
    92.65%       13.71%        30.12%      121.49%       158.15%       115.84%         94.25%        113.08%        186.21%
   $0.0370      $0.0259           n/a      $0.0347       $0.0494           n/a            n/a            n/a            n/a



     1.12%        1.53%         2.28%        1.09%         1.22%         3.71%          0.98%          1.21%          1.50%

     1.87%        1.61%         0.91%        3.18%         2.21%         0.29%          8.25%          8.31%          7.72%

                                JNL SERIES TRUST

                                                 PPM AMERICA/JNL MONEY MARKET SERIES     SALOMON BROTHERS/JNL GLOBAL BOND SERIES
                                               ----------------------------------------  --------------------------------------
                                                             PERIOD FROM   PERIOD FROM               PERIOD FROM   PERIOD FROM
                                                SIX MONTHS     APRIL 1,      MAY 15,     SIX MONTHS    APRIL 1,      MAY 15,
                                                  ENDED        1996 TO        1995*        ENDED       1996 TO        1995*
                                                 JUNE 30,    DECEMBER 31,  TO MARCH 31,   JUNE 30,   DECEMBER 31,  TO MARCH 31,
                                                   1997          1996          1996         1997         1996          1996
                                               ------------  ------------  ------------  ----------  ------------  ------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD.............  $  1.00       $  1.00        $ 1.00      $ 10.63       $ 10.46       $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)....................     0.02          0.04          0.04         0.27          0.42          0.81
 Net realized and unrealized gains on
  investments and foreign currency related
  items..........................................        -             -             -         0.31          0.70          0.24
                                                  --------   -----------   -----------    ---------   -----------   -----------
 Total income from investment
  operations.....................................     0.02          0.04          0.04         0.58          1.12          1.05
                                                  --------   -----------   -----------    ---------   -----------   -----------
LESS DISTRIBUTIONS:
 From net investment income......................    (0.02)        (0.04)        (0.04)           -         (0.69)        (0.56)
 From net realized gains on investment
  transactions...................................        -             -             -            -         (0.26)        (0.03)
 Return of capital...............................        -             -             -            -             -             -
                                                   -------   -----------   -----------    ---------   -----------   -----------
 Total distributions.............................    (0.02)        (0.04)        (0.04)           -         (0.95)        (0.59)
                                                   -------   -----------   -----------    ---------   -----------   -----------
 Net increase....................................        -             -             -         0.58          0.17          0.46
                                                   -------   -----------   -----------    ---------   -----------   -----------
  NET ASSET VALUE, END OF PERIOD.................  $  1.00       $  1.00        $ 1.00      $ 11.21       $ 10.63       $ 10.46
                                                   =======   ===========   ===========    =========   ===========   ===========
TOTAL RETURN (a).................................    2.41%         3.61%         4.59%        5.46%        10.68%        10.74%
RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in
  thousands).....................................  $37,856       $23,752        $6,816      $26,366       $12,483       $ 6,380
 Ratio of net operating expenses to average
  net assets (b) (c).............................    0.75%         0.75%         0.75%        1.00%         0.99%         1.00%
 Ratio of net investment income to average
  net assets (b) (c).............................    4.85%         4.75%         5.06%        7.21%         7.52%         9.01%
 Ratio of interest expense and dividends on
  short positions to average net assets (b)......        -             -             -            -             -             -
 Portfolio turnover..............................        -             -             -       84.42%       109.85%       152.89%
 Average commission rate paid (d)................      n/a           n/a           n/a          n/a           n/a           n/a

RATIO INFORMATION ASSUMING NO EXPENSE
REIMBURSEMENT OR FEES PAID INDIRECTLY
Ratio of expenses to average net assets (b)......    0.80%         0.85%         1.30%        1.36%         1.44%         2.14%
Ratio of net investment income to average
 net assets (b)..................................    4.80%         4.65%         4.51%        6.85%         7.07%         7.87%

---------------------------------------
* Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized.
(c) Computed after giving effect to the Advisor's expense reimbursement and fees paid indirectly.
(d) Disclosure required for fiscal years beginning after September 1, 1995.

                     See notes to the financial statements.

       SALOMON BROTHERS/JNL U.S.                   T. ROWE PRICE/JNL                 T. ROWE PRICE/JNL INTERNATIONAL
   GOVERNMENT & QUALITY BOND SERIES            ESTABLISHED GROWTH SERIES                EQUITY INVESTMENT SERIES
---------------------------------------  --------------------------------------  ---------------------------------------
             PERIOD FROM   PERIOD FROM               PERIOD FROM   PERIOD FROM                PERIOD FROM   PERIOD FROM
SIX MONTHS     APRIL 1,      MAY 15,     SIX MONTHS    APRIL 1,      MAY 15,     SIX MONTHS     APRIL 1,      MAY 15,
   ENDED       1996 TO        1995*        ENDED       1996 TO        1995*         ENDED       1996 TO        1995*
 JUNE 30,    DECEMBER 31,  TO MARCH 31,   JUNE 30,   DECEMBER 31,  TO MARCH 31,   JUNE 30,    DECEMBER 31,  TO MARCH 31,
   1997          1996          1996         1997         1996          1996         1997          1996          1996
-----------  ------------  ------------  ----------  ------------  ------------  -----------  ------------  ------------

   $  10.20     $  10.09      $  10.00    $  12.56       $ 11.36      $  10.00      $ 12.08       $ 11.25      $ 10.00

       0.24         0.24          0.45        0.03          0.03          0.07         0.08          0.06         0.04


          -         0.24          0.02        2.18          1.81          2.68         1.32          0.90         1.21
-----------     --------      --------    --------       -------      --------      -------       -------      -------

       0.24         0.48          0.47        2.21          1.84          2.75         1.40          0.96         1.25
-----------     --------      --------    --------       -------      --------      -------       -------      -------

          -        (0.34)        (0.34)          -         (0.04)        (0.06)           -         (0.12)           -

          -        (0.03)        (0.04)          -         (0.09)        (1.33)           -         (0.01)           -
          -            -             -           -         (0.51)            -            -             -            -
-----------     --------      --------    --------       -------      --------      -------       -------      -------
          -        (0.37)        (0.38)          -         (0.64)        (1.39)           -         (0.13)           -
-----------     --------      --------    --------       -------      --------      -------       -------      -------
       0.24         0.11          0.09        2.21          1.20          1.36         1.40          0.83         1.25
-----------     --------      --------    --------       -------      --------      -------       -------      -------
   $  10.44     $  10.20      $  10.09    $  14.77       $ 12.56      $  11.36      $ 13.48       $ 12.08      $ 11.25
===========     ========      ========    ========       =======      ========      =======       =======      =======
      2.35%        4.82%         4.65%      17.60%        16.12%        28.23%       11.59%         8.54%       12.50%


   $ 17,401     $  9,832      $  3,007    $ 80,998       $32,291      $  8,772      $74,486       $48,204      $24,211

      0.85%        0.84%         0.84%       1.00%         1.00%         1.00%        1.24%         1.25%        1.25%

      6.11%        5.72%         5.41%       0.60%         0.59%         0.75%        1.59%         1.09%        0.78%

          -            -             -           -             -             -            -             -            -
    152.20%      218.50%       253.37%      36.76%        36.41%       101.13%        7.86%         5.93%       16.45%
        n/a          n/a           n/a    $ 0.0349       $0.0288           n/a      $0.0018       $0.0257          n/a


      1.09%        1.37%         2.53%       1.04%         1.11%         1.11%        1.38%         1.29%        2.14%

      5.87%        5.19%         3.72%       0.56%         0.48%         0.48%        1.45%         1.05%      (0.11)%

                                JNL SERIES TRUST

                                                         T. ROWE PRICE/JNL
                                                       MID-CAP GROWTH SERIES
                                               --------------------------------------
                                                           PERIOD FROM   PERIOD FROM
                                               SIX MONTHS    APRIL 1,      MAY 15,
                                                 ENDED       1996 TO        1995*
                                                JUNE 30,   DECEMBER 31,  TO MARCH 31,
                                                  1997         1996          1996
                                               ----------  ------------  ------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD......      $ 14.89       $ 13.43       $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income
    (loss)................................        (0.01)        (0.05)         0.06
  Net realized and unrealized gains on
    investments and foreign currency
    related items..........................        0.92          1.92          3.90
                                                -------       -------       -------
  Total income from investment
    operations.............................        0.91          1.87          3.96
                                                -------       -------       -------
LESS DISTRIBUTIONS:
 From net investment income................           -         (0.05)            -
 From net realized gains on investment
    transactions...........................           -         (0.36)        (0.53)
 Return of capital.........................           -             -             -
                                                -------       -------       -------
 Total distributions.......................           -         (0.41)        (0.53)
                                                -------       -------       -------
 Net increase..............................        0.91          1.46          3.43
                                                -------       -------       -------
 NET ASSET VALUE, END OF PERIOD............     $ 15.80       $ 14.89       $ 13.43
                                                =======       =======       =======
TOTAL RETURN (A)...........................       6.11%        13.91%        40.06%
RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)...    $91,573       $47,104       $10,545
 Ratio of net operating expenses to average
    net assets (b) (c)......................      1.10%         1.10%         1.10%
 Ratio of net investment income to average
    net assets (b) (c)......................    (0.21)%       (0.18)%         0.82%
 Ratio of interest expense and dividends on
    short postions to average net assets
    (b).....................................        -             -             -
 Portfolio turnover.........................     22.65%        25.05%        66.04%
 Average commission rate paid (d)...........    $0.0487       $0.0326           n/a

RATIO INFORMATION ASSUMING NO EXPENSE
REIMBURSEMENT OR FEES PAID INDIRECTLY
 Ratio of expenses to average net assets
    (b) ....................................      1.12%         1.14%         2.10%
 Ratio of net investment income to average
    net assets (b)..........................    (0.23)%       (0.22)%       (0.18)%

----------------------------
*   Commencement of operations
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized.
(b) Annualized.
(c) Computed after giving effect to the Advisor's expense reimbursement and fees paid indirectly.
(d) Disclosure required for fiscal years beginning after September 1, 1995.


                     See notes to the financial statements.

                                JNL SERIES TRUST
           NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)





NOTE 1. ORGANIZATION

     JNL Series Trust ("Trust") is an open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust, dated June 1, 1994. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Trust currently offers shares in sixteen (16) separate Series, each with its own investment objective. The shares of the Trust are sold primarily to life insurance company separate accounts to fund the benefits of variable annuity policies.

The Trust is comprised of the following Series: JNL Aggressive Growth, JNL Capital Growth and JNL Global Equities for which Janus Capital Corporation serves as the sub-adviser; JNL/Alger Growth for which Fred Alger Management, Inc. serves as the sub-adviser; JNL/Eagle Core Equity and JNL/Eagle SmallCap Equity for which Eagle Asset Management, Inc. serves as sub-adviser; JNL/Putnam Growth and JNL/Putnam Value Equity for which Putnam Investments, Inc. serves as the sub-advisor; PPM America/JNL Balanced, PPM America/JNL High Yield Bond and PPM America/JNL Money Market for which PPM America, Inc. serves as the sub-adviser; Salomon Brothers/JNL Global Bond and Salomon Brothers/JNL U.S. Government & Quality Bond for which Salomon Brothers Asset Management Inc. serves as the sub-adviser; T. Rowe Price/JNL Established Growth and T. Rowe Price/JNL Mid-Cap Growth for which T. Rowe Price Associates, Inc. serves as the sub-adviser; and T. Rowe Price/JNL International Equity Investment for which Rowe Price-Fleming International, Inc. serves as the sub-adviser. Salomon Brothers Asset Management Inc. has entered into a sub-advisory consulting agreement with its London based affiliate, Salomon Brothers Asset Management Limited pursuant to which it will provide certain sub-advisory services to Salomon Brothers Asset Management Inc. relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Series. Effective May 1, 1997, the JNL/Phoenix Investment Counsel Balanced Series is the PPM America/JNL Balanced Series and is managed by PPM America, Inc., the JNL/Phoenix Investment Counsel Growth Series is the JNL/Putnam Growth Series and is managed by Putnam Investment Management, Inc., and the PPM America/JNL Value Equity Series is the JNL/Putnam Value Equity Series and is managed by Putnam Investment Management, Inc. Jackson National Financial Services, Inc. ("JNFSI"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser ("Adviser") for all the Series of the Trust. PPM America, Inc. is an affiliate of the Adviser. Shares are presently offered only to Jackson National and its separate accounts.

     As of June 30, 1997, Jackson National's investment in the Trust totaled $52,523,453.


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional size trading units of bonds, without regard to exchange or over-the-counter prices. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Trustees. Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Short-term securities maturing within 60 days of purchase, and all securities in the PPM America/JNL Money Market Series, are valued at amortized cost, which approximates market value. American Depository Receipts ("ADRs"), which are certificates representing shares of foreign securities deposited in domestic and foreign banks, are traded and valued in U.S. dollars.

                                JNL SERIES TRUST
           NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)




     SECURITY TRANSACTIONS AND INVESTMENT INCOME --   Security transactions are
accounted for no later than trade date plus one. Dividend income is recorded on the exdividend date or, in the case of certain foreign securities, as soon as reliable information is available to the Trust. Interest income, including level-yield amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis, which is the same basis used for federal income tax purposes.

     FOREIGN CURRENCY TRANSLATIONS -- The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars using exchange rates in effect at the close of the New York Stock Exchange. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions.

     Realized gains and losses arising from selling foreign currencies and certain non-dollar denominated fixed income securities, entering into forward foreign currency exchange contracts, and accruing income or settling portfolio purchases and sales denominated in a foreign currency paid or received at a later date are recorded as net realized foreign currency related gains (losses)
and are considered ordinary income for tax purposes.   Realized and unrealized
gains and losses on investments which result from changes in foreign currency exchange rates are primarily included in net realized gains (losses) on investments and net unrealized appreciation (depreciation) on investments, respectively.

     FOREIGN CURRENCY CONTRACTS -- Some of the Series may enter into foreign currency contracts ("contracts"), generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales ("spot hedges") or to minimize foreign currency risk on portfolio securities denominated in foreign currencies ("position hedges"). All contracts are valued at the forward currency exchange rate and are marked-to-market daily. When the contract is open, the change in market value is recorded as net unrealized appreciation (depreciation) on foreign currency related items.
When the contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

     The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Series' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, the Series could be exposed to the risk of a previously hedged position becoming unhedged if the counterparties to the contracts are unable to meet the terms of the contracts. See Note 7 for a listing of open forward foreign currency exchange contracts as of June 30, 1997.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Series may purchase securities on a when-issued or delayed delivery basis. On the trade date, the Series record purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. Income is not accrued until settlement date.

     UNREGISTERED SECURITIES -- Some of the Series own certain investment securities which are unregistered and thus restricted to resale. These securities are valued by the Series after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future dispositions of the securities require registration under the Securities Act of 1933, the Series have the right to include their securities in such registration generally without cost to the Series. The Series have no right to require registration of unregistered securities. Unregistered and other illiquid securities are limited to 15% (10% in the case of PPM America/JNL Money Market Series and the JNL/Alger Growth Series) of the net assets of a Series.

     OPTIONS TRANSACTIONS -- Some of the Series may write covered call options on portfolio securities. The risk in writing a call option is that the Series gives up the opportunity of profit if the market price of the security increases. Option contracts are valued at the closing prices on their exchanges and the Series will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option are adjusted by the amount of premium received.

                                JNL SERIES TRUST
           NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)




     FUTURES CONTRACTS -- Certain Series in the Trust may utilize futures contracts to a limited extent. The risk associated with the use of futures contracts includes the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

     SHORT POSITIONS -- Certain Series in the Trust may sell securities short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. The Series is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Series is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are required to be adjusted daily to reflect changes in the value of the securities sold short.

     DOLLAR ROLL TRANSACTIONS -- The Salomon Brothers/JNL Global Bond Series and the Salomon Brothers/JNL U.S. Government & Quality Bond Series entered into dollar roll transactions with respect to mortgage securities in which the Series sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Series forgoes principal and interest paid on the mortgage securities sold. The Series is compensated by the interest earned on the cash proceeds of the initial sale and from negotiated fees paid by brokers offered as an inducement to the Series to "roll over" its purchase commitments.

     REPURCHASE AGREEMENTS -- Certain Series in the Trust may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Series and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Series at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Series custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

     DISTRIBUTIONS TO SHAREHOLDERS -- The PPM America/JNL Money Market Series declares dividends daily and pays dividends monthly. For all other Series, dividends from net investment income are declared and paid annually, but may be done more frequently to avoid excise tax. Distributions of net realized capital gains, if any, will be distributed at least annually. All income, dividends, and capital gains distributions, if any, on Series shares are reinvested automatically in additional shares of the Series at the NAV determined on the first business day following the record date, unless otherwise requested by the shareholder.

     FEDERAL INCOME TAXES -- The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes for each Series. The Trust may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

     For federal income tax purposes, JNL Capital Growth Series, JNL/Alger Growth Series and JNL/Eagle SmallCap Equity Series have capital loss carryovers totaling $168,603, $696,137 and $5,034, respectively, expiring in 2004, which can be used to offset future realized capital gains.

     NOTE 3.  INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH AFFILIATES

     JNFSI is the investment adviser of each Series and provides each Series with professional investment supervision and management. JNFSI provides accounting services, preparation of financial statements, tax services, and regulatory reports to the Trust. In addition to providing the services described above, JNFSI selects, contracts with, and compensates sub-advisers to manage of the assets of the Trust.

     As compensation for its services, JNFSI receives a fee from the Trust computed separately for each Series. The fee, which is accrued daily and payable monthly, is based on the average daily net assets of each Series. The following is a schedule of the fees each Series is currently obligated to pay JNFSI.

                                JNL SERIES TRUST
           NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


                                                            $0 TO  $50 TO  $150 TO  $300 TO   OVER
(M - MILLIONS)                                              $50 M  $150 M  $300 M   $500 M   $500 M
--------------                                              -----  ------  -------  -------  ------
JNL Aggressive Growth Series..............................   .95%    .95%     .90%     .85%    .85%
JNL Capital Growth Series.................................   .95%    .95%     .90%     .85%    .85%
JNL Global Equities Series................................  1.00%   1.00%     .95%     .90%    .90%
JNL/Alger Growth Series...................................  .975%   .975%    .975%     .95%    .90%
JNL/Eagle Core Equity Series..............................   .90%    .85%     .85%     .75%    .75%
JNL/Eagle SmallCap Equity Series..........................   .95%    .95%     .90%     .90%    .85%
JNL/Putnam Growth Series*.................................   .90%    .90%     .85%     .80%    .80%
JNL/Putnam Value Equity Series**..........................   .90%    .90%     .85%     .80%    .80%
PPM America/JNL Balanced Series***........................   .75%    .70%    .675%     .65%   .625%
PPM America/JNL High Yield Bond Series....................   .75%    .70%    .675%     .65%   .625%
PPM America/JNL Money Market Series.......................   .60%    .60%    .575%     .55%   .525%
Salomon Brothers/JNL Global Bond Series...................   .85%    .85%     .80%     .80%    .75%
Salomon Brothers/JNL U.S. Government & Quality Bond Series   .70%    .70%     .65%     .60%    .55%
T. Rowe Price/JNL Established Growth Series...............   .85%    .85%     .80%     .80%    .80%
T. Rowe Price/JNL International Equity Investment Series..  1.10%   1.05%    1.00%     .95%    .90%
T. Rowe Price/JNL Mid-Cap Growth Series...................   .95%    .95%     .90%     .90%    .90%

* Prior to May 1, 1997, the fee for the JNL/Putnam Growth Series was .90%, .85%, .80%, .75% and .70%, respectively.
** Prior to May 1, 1997, the fee for the JNL/Putnam Value Equity Series was .75%, .70%, .675%, .65% and .625%, respectively.
*** Prior to May 1, 1997, the fee for the PPM America/JNL Balanced Series was
    .90%, .80%, .75%, .70% and .65%, respectively.

     As compensation for their services, the sub-advisers receive fees from JNFSI computed separately for each Series. The fees are calculated on the basis of the average net assets of each Series. The following is a schedule of the management fees JNFSI currently is obligated to pay the sub-advisers out of the advisory fee it receives from each Series as specified above.

                                                                 $0 TO    $50 TO     $100 TO     $150 TO     $300 TO     OVER
(M - MILLIONS)                                                   $50 M    $100 M      $150M       $300 M      $500M     $500 M
--------------                                                ----------  --------  ----------  ----------  ----------  ------
JNL Aggressive Growth Series..............................         .55%      .55%        .50%        .50%        .50%    .45%
JNL Capital Growth Series.................................         .55%      .55%        .50%        .50%        .50%    .45%
JNL Global Equities Series................................         .55%      .55%        .50%        .50%        .50%    .45%
JNL/Alger Growth Series...................................         .55%      .55%        .55%        .55%        .50%    .45%
JNL/Eagle Core Equity Series..............................         .45%      .40%        .40%        .40%        .30%    .30%
JNL/Eagle SmallCap Equity Series..........................         .50%      .50%        .50%        .45%        .45%    .40%
JNL/Putnam Growth Series*.................................         .50%      .50%        .50%        .45%        .35%    .35%
JNL/Putnam Value Equity Series**..........................         .50%      .50%        .50%        .45%        .35%    .35%
PPM America/JNL Balanced Series*..........................         .25%      .20%        .20%       .175%        .15%   .125%
PPM America/JNL High Yield Series.........................         .25%      .20%        .20%       .175%        .15%   .125%
PPM America/JNL Money Market Series.......................         .20%      .15%        .15%       .125%        .10%   .075%
Salomon Brothers/JNL Global Bond Series...................        .375%      .35%        .35%        .30%        .30%    .25%
Salomon Brothers/JNL U.S. Government & Quality Bond Series        .225%     .225%       .225%       .175%        .15%    .10%

                                                                           $0 TO      $20 TO      $50 TO
                                                                           $20 M      $50 M       $200 M      $200 M+
                                                                         ---------  ----------  ----------  ------------
T. Rowe Price/JNL Established Growth Series............................       .45%       .40%       .40%***    .40%
T. Rowe Price/JNL International Equity Investment Series...............       .75%       .60%       .50%       .50%***
T. Rowe Price/JNL Mid-Cap Growth Series................................       .60%       .50%       .50%***    .50%

* Prior to May 1, 1997, the sub-advisory fees for these Series were payable to Phoenix Investment Counsel, Inc. and were: $0 to $50 million - .50%; $50 to $150 million - .40%; $150 to $300 million - .30%; $300 to $500 million - .25%;
  over $500 million - .20%.

                                JNL SERIES TRUST
           NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)




** Prior to May 1, 1997, the sub-advisory fee for this Series was payable to PPM and was: $0 to $50 million - .25%; $50 to $150 million - .20%; $150 to $300 million - .175%; $300 to $500 million - .15%; over $500 million -
    .125%.
*** When average assets exceed this amount, the sub-advisory fee asterisked is applicable to all amounts in this Series.


     Trustees not affiliated with Jackson National receive a fee of $4,000 for each meeting of the Board of Trustees attended as well as certain out of pocket expenses. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees. The Trust paid fees of $7,500 to non-affiliated Trustees for the six month period ended June 30, 1996.

     Each Series is also charged for operating expenses, including trustee fees, custodian and accounting services fees, legal and auditing services, and other miscellaneous expenses. Currently, the Adviser reimburses each of the Series for annual expenses (excluding the management fee) in excess of .15% of
average daily net assets.   These voluntary reimbursements may be modified or
discontinued by the Adviser at any time.


NOTE 4.  SECURITY TRANSACTIONS

     During the six months ended June 30, 1997, cost of purchases and proceeds from sales and maturities of securities, other than short-term investments, were as follows (in thousands):


                                                                COST OF       PROCEEDS FROM SALES
                                                               PURCHASES        AND MATURITIES
                                                            ----------------  -------------------
JNL Aggressive Growth Series..............................          $ 40,326              $23,223
JNL Capital Growth Series.................................            40,207               21,233
JNL Global Equities Series................................            77,933               27,996
JNL/Alger Growth Series...................................            39,306               23,966
JNL/Eagle Core Equity Series..............................             4,752                  826
JNL/Eagle SmallCap Equity Series..........................             4,958                  952
JNL/Putnam Growth Series..................................           107,046               67,500
JNL/Putnam Value Equity Series............................            59,583               28,682
PPM America/JNL Balanced Series...........................            52,362               34,574
PPM America/JNL High Yield Bond Series....................            46,169               22,118
Salomon Brothers/JNL Global Bond Series...................            27,150               19,586
Salomon Brothers/JNL U.S. Government & Quality Bond Series            44,068               40,374
T. Rowe Price/JNL Established Growth Series...............            53,868               18,481
T. Rowe Price/JNL International Equity Investment Series..            22,503                4,334
T. Rowe Price/JNL Mid-Cap Growth Series...................            47,431               13,398

     Included in these transactions were purchases and sales of U.S. Government obligations of $8,007,083 and $5,008,162 in the PPM America/JNL Balanced Series; $4,419,278 and $4,439,684 in the Salomon Brothers/JNL Global Bond Series; $20,784,518 and $14,886,113 in the Salomon Brothers/JNL U.S. Government & Quality Bond Series, respectively.

                               JNL SERIES TRUST
          NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


     The federal income tax cost basis and gross unrealized appreciation and depreciation on investments as of June 30, 1997 were as follows (in thousands):


                                                              TAX           GROSS               GROSS                 NET
                                                             COST         UNREALIZED          UNREALIZED           UNREALIZED
                                                             BASIS       APPRECIATION        DEPRECIATION         APPRECIATION
                                                          -----------  ----------------  --------------------  ------------------
JNL Aggressive Growth Series............................      $57,697           $ 5,489               $ (919)             $ 4,570
JNL Capital Growth Series...............................       52,803             8,838                 (394)               8,444
JNL Global Equities Series..............................       93,117            19,518               (1,687)              17,831
JNL/Alger Growth Series.................................       54,716            10,745                 (365)              10,380
JNL/Eagle Core Equity Series............................        5,677               800                  (32)                 768
JNL/Eagle SmallCap Equity Series........................        5,695             1,129                 (154)                 975
JNL/Putnam Growth Series................................       64,090             4,417                 (426)               3,991
JNL/Putnam Value Equity Series..........................       52,017             3,212                 (533)               2,679
PPM America/JNL Balanced Series.........................       40,862             1,617                 (121)               1,496
PPM America/JNL High Yield Bond Series..................       37,672             1,048                  (25)               1,023
Salomon Brothers/JNL Global Bond Series.................       26,033               817                  (65)                 752
Salomon Brothers/JNL U.S. Government & Quality
  Bond Series...........................................       21,752               107                  (31)                  76
T. Rowe Price/JNL Established Growth Series.............       70,553            11,365                 (655)              10,710
T. Rowe Price/JNL International Equity Investment Series       63,181            12,379               (1,380)              10,999
T. Rowe Price/JNL Mid-Cap Growth Series.................       81,830            13,428               (2,879)              10,549

NOTE 5.  TRUST TRANSACTIONS

     Transactions of trust shares for the six months ended June 30, 1997 were as follows:


                                                    SHARES             DISTRIBUTIONS             SHARES           NET
                                                    PURCHASED            REINVESTED             REDEEMED        INCREASE
                                                    ----------------  -------------          ---------------  ------------

JNL Aggressive Growth Series......................         2,510,471           -                  (340,727)     2,169,744
JNL Capital Growth Series.........................         1,987,917           -                  (518,548)     1,469,369
JNL Global Equities Series........................         3,712,508           -                  (637,801)     3,074,707
JNL/Alger Growth Series...........................         1,799,987           -                  (385,136)     1,414,851
JNL/Eagle Core Equity Series......................           360,605           -                    (6,581)       354,024
JNL/Eagle SmallCap Equity Series..................           395,670           -                   (46,714)       348,956
JNL/Putnam Growth Series *........................         3,030,429           -                  (742,073)     2,288,356
JNL/Putnam Value Equity Series *..................         2,174,911           -                  (132,787)     2,042,124
PPM America/JNL Balanced Series *.................         1,413,155           -                  (201,046)     1,212,109
PPM America/JNL High Yield Bond Series............         2,420,716           -                  (273,571)     2,147,145
PPM America/JNL Money Market Series...............        49,513,756        753,715            (36,163,437)    14,104,034
Salomon Brothers/JNL Global Bond Series...........         1,434,402           -                  (255,743)     1,178,659
Salomon Brothers/JNL U.S Government & Quality Bond
  Series..........................................           937,619           -                  (234,913)       702,706
T. Rowe Price/JNL Established Growth Series.......         3,185,601           -                  (274,508)     2,911,093
T. Rowe Price/JNL International Equity Investment
  Series..........................................         1,750,794           -                  (215,579)     1,535,215
T. Rowe Price/JNL Mid-Cap Growth Series...........         3,037,669           -                  (404,713)     2,632,956

                                JNL SERIES TRUST
           NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)




     Transactions of trust shares for the period ending December 31, 1996 were as follows:


                                                        SHARES         DISTRIBUTIONS           SHARES           NET
                                                       PURCHASED        REINVESTED           REDEEMED        INCREASE
                                                    ----------------   -------------       ---------------  ------------
JNL Aggressive Growth Series......................         1,957,943        130,538        (528,956)       1,559,525
JNL Capital Growth Series.........................         2,355,859         25,885        (517,730)       1,864,014
JNL Global Equities Series........................         2,508,660        215,630        (698,526)       2,025,764
JNL/Alger Growth Series...........................         3,282,099              -        (686,090)       2,596,009
JNL/Eagle Core Equity Series......................           198,190            214         (14,346)         184,058
JNL/Eagle SmallCap Equity Series..................           170,418              -          (1,912)         168,506
JNL/Phoenix Investment Counsel Growth Series......         1,507,501         47,430        (151,986)       1,402,945
JNL/Phoenix Investment Counsel Balanced Series....         1,895,883         54,735        (327,417)       1,623,201
PPM America/JNL Value Equity Series...............         1,153,246         27,517        (219,113)         961,650
PPM America/JNL High Yield Bond Series............         1,157,121         74,057        (577,564)         653,614
PPM America/JNL Money Market Series...............        43,176,521        606,298     (26,846,271)      16,936,548
Salomon Brothers/JNL Global Bond Series...........           898,823         81,924        (416,558)         564,189
Salomon Brothers/JNL U.S Government & Quality Bond
 Series...........................................           852,084         32,389        (218,886)         665,587
T. Rowe Price/JNL Established Growth Series.......         2,278,033        118,612        (597,638)       1,799,007
T. Rowe Price/JNL International Equity Investment
 Series...........................................         1,947,418         21,151        (131,846)       1,836,723
T. Rowe Price/JNL Mid-Cap Growth Series...........         2,905,453         80,471        (608,146)       2,377,778

* Effective May 1, 1997, the JNL/Phoenix Investment Counsel Balanced Series is the PPM America/JNL Balanced Series and is managed by PPM America, Inc., the JNL/Phoenix Investment Counsel Growth Series is the JNL/Putnam Growth Series and is managed by Putnam Investment Management, Inc., and the PPM America/JNL Value Equity Series is the JNL/Putnam Value Equity Series and is managed by Putnam Investment Management, Inc.

NOTE 6.  FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

NOTE 7.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     At June 30, 1997, the following Series had entered into "position hedge" forward foreign currency exchange contracts that obligate the Series to deliver and receive currencies at specified future dates. The unrealized appreciation (depreciation) of $29,827, ($58,732), $375,570 and $5,098, in the JNL
Aggressive Growth Series, JNL Capital Growth Series, JNL Global Equities Series, and Salomon Brothers/JNL Global Bond Series, respectively, is included in net unrealized appreciation on foreign currency related items in the accompanying financial statements. The terms of the open contracts are as follows:

JNL AGGRESSIVE GROWTH SERIES


SETTLEMENT                                U.S. $ VALUE                               U.S. $ VALUE
   DATE       CURRENCY TO BE DELIVERED     AT 6/30/97     CURRENCY TO BE RECEIVED     AT 6/30/97
----------  ----------------------------  ------------  ---------------------------  ------------
   8/11/97       335,000  Deutsche Mark       $192,671       202,756  US $               $202,756
   8/11/97       113,537  US $                 113,537       190,000  Deutsche Mark       109,276
   8/13/97       250,000  Deutsche Mark        143,804       149,986  US $                149,986
  10/23/97       275,000  Deutsche Mark        158,997       164,197  US $                164,197
   7/15/97       150,000  Finnish Markka        28,921        32,408  US $                 32,408
   7/23/97        10,000  Finnish Markka         1,929         2,120  US $                  2,120

                                JNL SERIES TRUST
           NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)




JNL AGGRESSIVE GROWTH SERIES (CONTINUED)

SETTLEMENT                                        U.S. $ VALUE                                        U.S. $ VALUE
   DATE           CURRENCY TO BE DELIVERED         AT 6/30/97         CURRENCY TO BE RECEIVED          AT 6/30/97
----------  ------------------------------------  ------------  ------------------------------------  -------------
   9/25/97       250,000  Finnish Markka            $   48,457        50,261  US $                       $   50,261
  10/22/97        15,000  Finnish Markka                 2,913         2,951  US $                            2,951
  11/28/97     1,000,000  Finnish Markka               194,737       198,681  US $                          198,681
   12/4/97       130,000  Finnish Markka                25,327        25,750  US $                           25,750
   7/15/97        20,000  British Sterling Pound        33,292        33,691  US $                           33,691
   7/15/97        32,733  US $                          32,733        20,000  British Sterling Pound         33,292
   7/18/97        35,000  British Sterling Pound        58,255        58,349  US $                           58,349
   7/18/97        57,251  US $                          57,251        35,000  British Sterling Pound         58,255
   9/25/97        50,000  British Sterling Pound        83,050        79,845  US $                           79,845
  10/22/97         4,000  British Sterling Pound         6,639         6,512  US $                            6,512
  11/28/97       120,000  British Sterling Pound       198,936       194,412  US $                          194,412
   12/4/97        47,000  British Sterling Pound        77,903        76,726  US $                           76,726
   7/15/97    25,000,000  Italian Lira                  14,702        16,151  US $                           16,151
   7/15/97        15,925  US $                          15,925    25,000,000  Italian Lira                   14,702
   9/25/97       470,000  Netherlands Guilder          240,902       250,493  US $                          250,493
   9/25/97        10,607  US $                          10,607        20,000  Netherlands Guilder            10,251
   12/4/97       347,000  Swedish Krona                 45,143        45,392  US $                           45,393
                                                  ------------                                        -------------
                                                    $1,786,631                                           $1,816,458
                                                  ============                                        =============

JNL CAPITAL GROWTH  SERIES


SETTLEMENT                                       U.S. $ VALUE                                             U.S. $ VALUE
   DATE         CURRENCY TO BE DELIVERED          AT 6/30/97           CURRENCY TO BE RECEIVED             AT 6/30/97
----------  --------------------------------  -------------------  --------------------------------     ---------------
 7/18/97    115,000  British Sterling Pound          $  191,409    191,717  US $                         $  191,717
 7/24/97  1,500,000  British Sterling Pound           2,496,206  2,463,168  US $                          2,463,168
 7/24/97    939,809  US $                               939,809    575,000  British Sterling Pound          956,879
 7/28/97    210,000  British Sterling Pound             349,428    339,624  US $                            339,624
 8/20/97    400,000  British Sterling Pound             665,119    637,722  US $                            637,722
11/28/97    125,000  British Sterling Pound             207,225    202,513  US $                            202,513
 12/4/97     48,000  British Sterling Pound              79,560     78,401  US $                             78,401
                                               ----------------                                       -------------
                                                     $4,928,756                                          $4,870,024
                                               ================                                       =============

JNL GLOBAL EQUITIES SERIES


SETTLEMENT                                         U.S. $ VALUE                                           U.S. $ VALUE
   DATE           CURRENCY TO BE DELIVERED          AT 6/30/97           CURRENCY TO BE RECEIVED           AT 6/30/97
----------  ------------------------------------  ---------------  ------------------------------------  ---------------
   7/18/97       600,000  Swiss Franc                   $ 411,884       444,685  US $                          $ 444,985
   7/23/97       150,000  Swiss Franc                     103,035       107,976  US $                            107,976
   7/24/97       600,000  Swiss Franc                     412,193       427,198  US $                            427,198
   8/11/97       400,000  Swiss Franc                     275,370       277,681  US $                            277,681
   8/11/97       282,267  US $                            282,267       400,000  Swiss Franc                     275,370
   9/12/97     1,500,000  Swiss Franc                   1,036,393     1,037,775  US $                          1,037,775
  11/12/97       122,000  Swiss Franc                      84,918        87,455  US $                             87,455
   7/17/97       275,000  Deutsche Mark                   157,877       175,710  US $                            175,170
   7/18/97        30,000  Deutsche Mark                    17,224        19,134  US $                             19,134
   7/23/97       400,000  Deutsche Mark                   229,744       249,196  US $                            249,196
   7/24/97       200,000  Deutsche Mark                   114,880       123,343  US $                            123,343
   8/11/97        75,000  Deutsche Mark                    43,135        45,715  US $                             45,715
   7/18/97       750,000  Finnish Markka                  144,638       160,875  US $                            160,875
  11/12/97        93,000  Finnish Markka                   18,089        18,467  US $                             18,467
   7/18/97       500,000  French Franc                     85,187        94,434  US $                             94,434
   7/31/97       159,417  US $                            159,417       924,620  French Franc                    157,673
    8/4/97     3,000,000  French Franc                    511,709       547,815  US $                            547,815
   8/11/97     2,000,000  French Franc                    341,286       358,025  US $                            358,025
  11/28/97     6,000,000  French Franc                  1,031,281     1,057,222  US $                          1,057,222
    7/2/97       231,546  US $                            231,546       139,143  British Sterling Pound          231,702
   7/24/97     1,955,640  US $                          1,955,640     1,200,000  British Sterling Pound        1,996,965
   7/24/97     1,800,000  British Sterling Pound        2,995,447     2,949,120  US $                          2,949,120
   7/28/97     1,200,000  British Sterling Pound        1,996,732     1,940,711  US $                          1,940,711
   7/18/97   115,250,000  Japanese Yen                  1,008,257     1,016,628  US $                          1,016,628

                                JNL SERIES TRUST
           NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)




JNL GLOBAL EQUITIES SERIES (CONTINUED)


SETTLEMENT                                      U.S. $ VALUE                                        U.S. $ VALUE
   DATE         CURRENCY TO BE DELIVERED         AT 6/30/97          CURRENCY TO BE RECEIVED         AT 6/30/97
----------  ---------------------------------  ---------------  ---------------------------------  --------------
   9/11/97     9,000,000  Japanese Yen             $    79,346        75,857  US $                    $    75,857
   11/4/97   216,750,000  Japanese Yen               1,926,239     1,885,400  US $                      1,885,400
   11/4/97       442,811  US $                         442,811    50,000,000  Japanese Yen                444,346
  12/18/97    21,000,000  Japanese Yen                 187,869       190,045  US $                        190,045
   7/21/97       264,974  US $                         264,974       500,000  Netherlands Guilder         255,117
   7/21/97     1,500,000  Netherlands Guilder          765,351       837,054  US $                        837,054
   7/24/97     2,300,000  Netherlands Guilder        1,173,796     1,262,176  US $                      1,262,176
   8/11/97       200,000  Netherlands Guilder          102,195       107,348  US $                        107,348
   7/18/97     6,400,000  Swedish Krona                827,948       929,895  US $                        929,895
   7/23/97       700,000  Swedish Krona                 90,575        99,573  US $                         99,573
   11/3/97       118,000  South African Rand            25,180        22,597  US $                         22,597
   11/3/97        25,220  US $                          25,220       118,000  South African Rand           25,180
                                                   -----------                                        -----------
                                                   $19,559,653                                        $19,935,223
                                                   ===========                                        ===========

SALOMON BROTHERS/JNL GLOBAL BOND SERIES


SETTLEMENT                                      U.S. $ VALUE                                        U.S. $ VALUE
   DATE      CURRENCY TO BE DELIVERED            AT 6/30/97        CURRENCY TO BE RECEIVED           AT 6/30/97
----------  ---------------------------        -------------    ---------------------------         -------------
    7/3/97       423,631  French Franc          $   72,101          75,784  US $                      $   75,784
    7/3/97        73,460  US $                      73,460         426,763  French Franc                  72,635
   7/16/97        19,362  Australian $              14,608          14,997  US $                          14,997
   7/16/97       719,750  Canadian $               521,778         520,051  US $                         520,051
   7/16/97       443,781  US $                     443,781         616,412  Canadian $                   446,863
   7/16/97       521,738  Danish Kroner             78,651          80,070  US $                          80,071
   7/16/97        29,476  US $                      29,476         521,738  Danish Kroner                 28,749
   10/3/97        54,901  Canadian $                39,984          39,668  US $                          39,668
   10/3/97        70,547  Irish Punts              106,662         107,020  US $                         107,020
   10/6/97        18,992  US $                      18,992          32,477  Deutsche Mark                 18,753
                                                ----------                                            ----------
                                                $1,399,493                                            $1,404,591
                                                ==========                                            ==========

                          JNL AGGRESSIVE GROWTH SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997


                                                              SHARES               MARKET VALUE
                                                         ----------------          -------------
COMMON STOCKS -- 72.95%
-----------------------
FINLAND -- 1.14%
----------------
CONGLOMERATES -- 1.14%
  Metra Oy, B Shares..........................                   23,650             $  712,768
FRANCE -- 1.07%
---------------
CHEMICALS -- 0.92%
 Rhone Poulenc SA.............................                   14,005                571,954

COMPUTERS & TECHNOLOGY -- 0.15%
  Axime (En Segin) (a)........................                      806                 95,320
                                                                                    ----------
     Total France.............................                                         667,274

GERMANY -- 2.64%
----------------
AUTOMOBILES -- 2.64%
 Volkswagen AG................................                    2,146              1,645,090

NETHERLANDS-- 0.53%
-------------------
CHEMICALS -- 0.38%
 Akzo Nobel NV................................                    1,706                233,794

HOUSEHOLD APPLIANCES & FURNISHINGS -- 0.15%
  Philips Electronic NV.......................                    1,337                 95,767
                                                                                    ----------
     Total Netherlands........................                                         329,561

SWEDEN -- 0.37%
---------------
INSURANCE -- 0.27%
 Skandia Foersaekrings AB.....................                    4,474                164,836

SECURITY SYSTEMS -- 0.10%
  Securitas AB................................                    2,307                 65,015
                                                                                    ----------
     Total Sweden.............................                                         229,851

UNITED KINGDOM -- 0.98%
-----------------------
CONGLOMERATES -- 0.98%
 Rentokil Initial PLC.........................                  174,760                612,905

UNITED STATES -- 66.22%
-----------------------
APPAREL & TEXTILES -- 0.60%
 Gucci Group N.V.-N.Y.........................                    5,750                370,156

BANKS -- 4.43%
  Ambanc Holding Co., Inc.....................                    1,950                 31,687
  Bank of New York, Inc.......................                    9,350                406,725
  BankAmerica Corp............................                    9,500                613,344
  Citicorp....................................                    6,175                744,473
  Fleet Financial Group, Inc..................                    1,175                 74,319
  Klamath First Bancorp, Inc..................                    1,950                 37,294
  PFF Bancorp, Inc. (a).......................                    2,125                 39,844
  Provident Financial Holdings, Inc. (a)......                    1,400                 23,275
  Roslyn Bancorp, Inc.........................                    5,075                116,091
  State Street Corporation....................                    3,700                171,125
  Wells Fargo & Co............................                    1,841                496,150
                                                                                    ----------
                                                                                     2,754,327

                                                               SHARES               MARKET VALUE
                                                          ----------------          -------------
COMMON STOCKS (CONTINUED)
-------------------------
UNITED STATES (CONTINUED)
-------------------------
BUSINESS SERVICES -- 4.62%
  First Data Corp.............................                   18,200             $  799,662
  Intelliquest Information Group (a)..........                    6,275                141,187
  Lamar Advertising Co. Class A (a)...........                    6,275                160,013
  Nokia Corp. ADR.............................                   17,900              1,320,125
  Outdoor Systems, Inc........................                    3,600                137,700
  Technology Solutions Co. (a)................                    1,875                 74,063
  Teletech Holdings, Inc......................                    9,350                245,438
                                                                                    ----------
                                                                                     2,878,188
CHEMICALS -- 2.65%
  Monsanto Co.................................                   38,350              1,651,447

COMPUTERS & BUSINESS EQUIPMENT -- 3.45%
  Cisco Systems, Inc. (a).....................                   12,025                807,178
  Compaq Computer Corp........................                    5,675                563,244
  EMC Corp. (a)...............................                    7,775                303,225
  Indus Group, Inc. (a).......................                    3,775                 76,444
  Intelligroup, Inc. (a)......................                   20,000                192,500
  Sapient Corp. (a)...........................                    4,075                201,713
                                                                                    ----------
                                                                                     2,144,304
DRUGS & HEALTH CARE -- 10.31%
  Fresenius Medical Care ADR (a)..............                    5,700                166,012
  Idexx Laboratories, Inc. (a)................                   10,100                125,619
  Omnicare, Inc...............................                   25,950                814,181
  Pacificare Health Systems Class B...........                    2,450                156,494
  Protein Design Labs, Inc. (a)...............                    2,925                 83,362
  Rhone Poulenc Rorer, Inc....................                   11,300              1,026,888
  Sofamor Danek Group, Inc. (a)  .............                    6,625                303,094
  Teva Pharmaceutical Industries, Ltd. ADR....                   20,725              1,341,944
  Warner Lambert Co...........................                   19,325              2,401,131
                                                                                    ----------
                                                                                     6,418,725
ELECTRICAL EQUIPMENT -- 3.58%
  ASM Lithography Holdings NV (a).............                    3,125                182,812
  Philips Electronics NV......................                   13,423                964,778
  UCAR International, Inc. (a)................                   15,150                693,113
  Westinghouse Electric Corp..................                   16,275                386,766
                                                                                    ----------
                                                                                     2,227,469
ELECTRONICS -- 4.50%
  Analog Devices, Inc. (a)....................                   28,383                753,923
  Intel Corp..................................                    6,950                985,597
  KLA-Tencor Corp. (a)........................                    2,225                108,469
  Pittway Corp., Class A......................                   19,125                951,469
                                                                                    ----------
                                                                                     2,799,458
FINANCIAL SERVICES -- 3.38%
  Amresco, Inc. (a)...........................                    1,950                 41,925
  Associates First Capital Corp. Class A......                   16,325                906,038
  Astoria Financial Corp......................                    1,375                 65,312
  Catskill Financial Corp.....................                    1,075                 16,663
  Charles Schwab Corp.........................                    8,975                365,170
  First USA Paymentech, Inc...................                    8,950                258,991

                   See notes to the financial statements.

                         JNL AGGRESSIVE GROWTH SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997



                                                               SHARES               MARKET VALUE
COMMON STOCKS (CONTINUED)                                     --------              ------------
-------------------------
UNITED STATES (CONTINUED)
-------------------------
FINANCIAL SERVICES (CONTINUED)
  Household International, Inc................                      575             $   67,527
  Peekskill Financial Corp....................                    1,025                 15,375
  TF Financial Corp...........................                    1,700                 33,363
  Travelers Group, Inc........................                    4,750                299,547
  Western National Corp.......................                    1,350                 36,197
                                                                                    ----------
                                                                                     2,106,108
GAS EXPLORATION -- 0.41%
  Triton Energy Corp. Class A (a).............                    5,600                256,550
HOUSEHOLD APPLIANCES & FURNISHINGS -- 0.31%
  Industrie Natuzzi SPA ADR...................                    7,525                192,828
  INDUSTRIAL MACHINERY -- 0.20%
  Chicago Bridge & Iron NV....................                    5,700                126,112
INSURANCE -- 3.57%
  Equifax, Inc................................                    9,875                367,227
  Nationwide Financial Services, Inc. Class A.                   14,325                380,508
  Reliance Group Holdings, Inc................                    4,675                 55,516
  UNUM Corp...................................                   33,854              1,421,868
                                                                                    ----------
                                                                                     2,225,119
MINING -- 1.16%
  Minnesota Mining & Manufacturing Co.........                    5,400                550,800
  Potash Corp. of Saskatchewan, Inc...........                    2,308                173,244
                                                                                    ----------
                                                                                       724,044
OIL -- 0.42%
   Texaco, Inc................................                    2,400                261,000
PETROLEUM SERVICES -- 3.20%
  Noble Drilling Corp. (a)....................                   26,975                608,623
  Santa Fe International Corp. (a)............                   40,700              1,383,800
                                                                                    ----------
                                                                                     1,992,423
PUBLISHING -- 0.28%
    Scholastic Corp. (a)......................                    5,000                175,000
    REAL ESTATE -- 0.50%
    Redwood Trust, Inc........................                    6,700                313,225
RETAIL -- 2.13%
    Abercrombie & Fitch Co. Class A (a).......                   11,825                218,762
    Costco Cos., Inc. (a).....................                   18,925                622,159
    Linens & Things, Inc. (a).................                   10,900                322,912
    Nordstrom, Inc............................                    3,350                164,359
                                                                                    ----------
                                                                                     1,328,192
SAVINGS & LOAN -- 0.73%
    Dime Bancorp, Inc.........................                    3,275                 57,312
    FSF Financial Corp........................                      200                  3,475


                                                               SHARES               MARKET VALUE
                                                              --------              ------------
COMMON STOCKS (CONTINUED)
-------------------------
UNITED STATES (CONTINUED)
-------------------------
SAVINGS & LOAN (CONTINUED)
     First Defiance Financial Corp............                    1,725             $   25,012
     First Savings Bancorp....................                      325                  7,231
     Great Western Financial Corp.............                    5,250                282,188
     North Central Bancshares, Inc............                    1,050                 16,275
     Queens County Bancorp....................                    1,350                 61,425
                                                                                    ----------
                                                                                       452,918
SOFTWARE -- 9.34%
     Aspen Technology, Inc. (a)...............                   22,250                837,156
     HBO & Co.................................                   13,700                943,587
     JDA Software Group, Inc. (a).............                    1,875                 63,984
     Microsoft Corp. (a)......................                    1,700                214,838
     Parametric Technology Corp. (a)..........                   65,025              2,767,627
     Peoplesoft, Inc. (a).....................                    7,750                408,813
     Rational Software Corp. (a)..............                    3,625                 60,945
     Wind River Systems, Inc. (a).............                   13,550                518,288
                                                                                    ----------
                                                                                     5,815,238
TELECOMMUNICATIONS -- 5.34%
    Ascend Communications, Inc. (a)...........                    7,050                277,594
    Cincinnati Bell, Inc......................                   50,760              1,598,940
    Lucent Technologies, Inc..................                  11,400                821,512
    Millicom International Cellular SA (a)....                    1,050                 50,137
    Pricellular Corp., Class A (a)............                    5,750                 52,828
    Worldcom, Inc. (a)........................                   16,304                521,728
                                                                                    ----------
                                                                                     3,322,739
TRANSPORTATION -- 1.11%
     Caliber Systems, Inc.....................                   16,600                618,350
     Wisconsin Central Transportation Corp.(a)                    1,950                 72,638
                                                                                    ----------
                                                                                       690,988
                                                                                    ----------
         Total United States.................                                       41,226,558
                                                                                    ----------
          Total Common Stock
            (cost $40,545,619)................                                      45,424,007
                                                                                    ----------


                                                          PRINCIPAL AMOUNT
                                                          ----------------
SHORT TERM INVESTMENTS -- 27.05%
--------------------------------

U.S. GOVERNMENT AGENCIES -- 27.05%
  Federal Home Loan Bank Discount Note
      5.63%, 10/15/1997.......................               $3,500,000              3,444,042
  Federal Home Loan Mortgage Discount Note
     5.75%, 07/01/1997........................                8,400,000              8,400,000
  Federal National Mortgage Assoc. Discount Note
     5.50%, 07/02/1997........................                5,000,000              4,999,236
                                                                                    ----------
  Total Short Term Investments
     (cost $16,841,216).......................                                      16,843,278
                                                                                    ----------
TOTAL INVESTMENTS -- 100%
-------------------------
     (cost $57,386,835).......................                                     $62,267,285
                                                                                   ===========

------------------------------------------------------

(a) Non-income producing security.


                     See notes to the financial statements.

                           JNL CAPITAL GROWTH SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997


                                                      SHARES               MARKET VALUE
                                                 ----------------          ------------
COMMON STOCKS -- 92.19%
-----------------------
UNITED KINGDOM -- 10.86%
------------------------
CONGLOMERATES -- 0.59%
 Rentokil Initial PLC..........................           102,950           $   361,058

FOOD & BEVERAGES -- 10.27%
  Pizza Express................................           270,377             2,836,633
  J.D. Wetherspoon PLC.........................           153,044             3,453,412
                                                                           ------------
                                                                              6,290,045
                                                                           ------------
    Total United Kingdom.......................                               6,651,103

UNITED STATES --81.33%
----------------------
AIRLINES -- 0.34%
  Ryanair Holdings PLC ADR (a).................             7,625               206,828

APPAREL & TEXTILES -- 0.12%
  G & K Services, Inc. Class A.................             2,025                75,431

AUTOMOBILE -- 0.86%
  O'Reilly Automotive, Inc. (a)................            13,625               524,563

BANKS -- 0.63%
  First Empire State Corp......................             1,100               370,700
  Northern Trust Corp..........................               350                16,931
                                                                           ------------
                                                                                387,631
BROADCASTING & MEDIA -- 6.11%
  Central Newspapers, Inc. Class A.............             5,675               406,472
  Clear Channel Communications, Inc. (a).......            29,200             1,795,800
  Evergreen Media Corp. Class A (a)............            22,050               983,981
  Heftel Broadcasting Corp. (a)................            10,125               559,406
                                                                           ------------
                                                                              3,745,659
BUILDING & CONSTRUCTION -- 7.61%
  Fastenal Co..................................            95,175             4,663,575

BUSINESS SERVICES -- 7.21%
  Apollo Group, Inc. (a).......................            39,925             1,407,356
  Catalina Marketing Corp. (a).................             2,800               134,750
  Coinmachine Laundry Corp. (a)................            20,700               491,625
  Outdoor Systems, Inc. (a)....................            21,400               818,550
  Paychex, Inc.................................            34,850             1,324,300
  Profit Recovery Group International, Inc.(a).            14,950               207,431
  Robert Half International, Inc. (a)..........               675                31,767
                                                                           ------------
                                                                              4,415,779
CHEMICALS -- 0.47%
  Minerals Technologies, Inc...................             7,750               290,625

COMPUTERS & BUSINESS EQUIPMENT -- 0.10%
  Amdahl Corp. (a).............................             6,925                60,594

DRUGS & HEALTH CARE -- 11.22%
  Depotech Corp. (a)...........................            19,875               270,797
  Healthcare Financial Partners, Inc. (a)......            17,650               359,619
  Karrington Health, Inc. (a)..................            12,775               191,625
  Omnicare, Inc................................            49,850             1,564,044


                                                      SHARES               MARKET VALUE
                                                  ---------------          ------------

COMMON STOCKS (CONTINUED)
-------------------------
UNITED STATES (CONTINUED)
-------------------------
DRUGS & HEALTH CARE (CONTINUED)
  Sofamor Danek Group, Inc. (a)....................        50,900           $ 2,328,675
  Sunrise Assisted Living, Inc. (a)................         8,400               294,000
  Sybron International Corp. (a)...................           350                13,956
  Teva Pharmaceutical Industries ADR...............        28,550             1,848,612
                                                                           ------------
                                                                              6,871,328
ELECTRICAL EQUIPMENT -- 4.11%
  Barnett, Inc. (a)................................        45,200             1,107,400
  Dentsply International, Inc......................         3,500               171,500
  Littlefuse, Inc. (a).............................        43,800             1,237,350
                                                                           ------------
                                                                              2,516,250
ELECTRONICS -- 0.55%
  Methode Electronics, Inc. Class A................        16,800               333,900

FINANCIAL SERVICES -- 6.57%
  Associates First Capital Corp....................         3,975               220,612
  Charles Schwab Corp..............................        14,075               572,677
  Credit Acceptance Corp. (a)......................        16,875               217,266
  Federal Agricultural Mortgage Corp. Class C (a)..         3,975               144,094
  Finova Group, Inc................................           925                70,762
  Household International, Inc.....................         1,050               123,309
  Insignia Financial Group, Inc. (a)...............        83,550             1,514,344
  Medallion Financial Corp.........................        33,475               640,209
  Regions Financial Corp...........................         3,600               113,850
  TCF Financial Corp...............................         1,250                61,719
  Travelers Group, Inc.............................         2,800               176,575
  Western National Corp............................         6,275               168,248
                                                                           ------------
                                                                              4,023,665
FOOD & BEVERAGES -- 0.89%
  JP Foodservice, Inc. (a).........................        14,475               415,252
  Weider Nutrition International, Inc. Class A.....         8,300               131,762
                                                                           ------------
                                                                                547,014
GAS EXPLORATION -- 1.13%
  Trigen Energy Corp...............................        27,675               691,875

HOTELS & RESTAURANTS -- 7.94%
  Choice Hotels Holdings, Inc. (a).................         8,800               149,050
  HFS, Inc. (a)....................................        38,975             2,260,550
  Papa John's International, Inc. (a)..............        66,787             2,454,422
                                                                           ------------
                                                                              4,864,022
INDUSTRIAL MACHINERY -- 0.20%
  JLK Direct Distribution, Inc. (a)................         4,850               124,281

INSURANCE -- 5.13%
  AFLAC, Inc.......................................         2,250               106,312
  Hartford Life, Inc. Class A......................        16,800               630,000
  Nationwide Financial Services, Inc. Class A......         5,150               136,797
  Progressive Corp.................................         6,900               600,300
  Protective Life Corp.............................        24,650             1,238,663
  UICI (a).........................................        14,625               431,438
                                                                           ------------
                                                                              3,143,510


                     See notes to the financial statements.

                           JNL CAPITAL GROWTH SERIES


                                                      SHARES               MARKET VALUE
                                                 ----------------          ------------
COMMON STOCKS (CONTINUED)
-------------------------
UNITED STATES (CONTINUED)
-------------------------
LEISURE TIME -- 5.14%
  Family Golf Centers, Inc. (a)................            39,475           $   907,925
  Premier Parks, Inc...........................            22,700               837,063
  Regal Cinemas, Inc. (a)......................            27,000               891,000
  Royal Caribbean Cruises, Ltd.................            14,575               509,214
                                                                           ------------
                                                                              3,145,202
PLASTICS -- 1.85%
  Sealed Air Corp. (a).........................            23,825             1,131,688

POLLUTION CONTROL -- 2.32%
  Culligan Water Technologies, Inc. (a)........            31,700             1,418,575

RETAIL -- 6.02%
  Costco Cos., Inc. (a)........................             4,325               142,184
  Meyer Fred, Inc. (a).........................             6,125               316,586
  MSC Industrial Direct, Inc. (a)..............             7,275               291,909
  Petco Animal Supplies (a)....................            82,690             2,480,700
  Quality Food Centers, Inc....................             8,900               338,200
  Safeway, Inc. (a)............................             2,500               115,313
                                                                           ------------
                                                                              3,684,892
TELECOMMUNICATIONS -- 2.28%
  Cincinnati Bell, Inc.........................             8,700               274,050
  Comnet Cellular, Inc. (a)....................             3,125               108,594
  Pricellular Corp. Class A (a)................            76,032               698,544
  Univision Communications, Inc. Class A.......             8,100               316,913
                                                                           ------------
                                                                              1,398,101

                                                      SHARES               MARKET VALUE
                                                 ----------------          ------------
COMMON STOCKS (CONTINUED)
-------------------------
UNITED STATES (CONTINUED)
-------------------------
TRANSPORTATION -- 2.53%
  Wisconsin Central Transportation Corp. (a)...            41,575           $ 1,548,669
                                                                           ------------
  Total United States..........................                              49,813,657
                                                                           ------------
  Total Common Stocks
  (cost $48,036,316)...........................                              56,464,760
                                                                           ------------
WARRANTS -- 0.14%
-----------------
ELECTRICAL EQUIPMENT -- 0.14%
  Littlefuse, Inc. Series A, (Expire 12/27/2001)
  (cost $48,137)...............................             3,700                83,712


                                                 PRINCIPAL AMOUNT
                                                 ----------------
SHORT TERM INVESTMENTS -- 7.67%
-------------------------------
COMMERCIAL PAPER -- 0.81%
  Ford Motor Credit Co., 5.55%, 07/11/1997.....        $  500,000               499,229

U.S. GOVERNMENT AGENCIES -- 6.86%
  Federal Home Loan Mortgage Discount Note
     5.75%, 07/01/1997.........................         2,200,000             2,200,000
  Federal National Mortgage Assoc. Discount Note
     5.50%, 07/02/1997.........................         2,000,000             1,999,695
                                                                           ------------
                                                                              4,199,695
                                                                           ------------
     Total Short Term Investments
     (cost $4,698,924).........................                               4,698,924
                                                                           ------------
TOTAL INVESTMENTS -- 100%
-------------------------
     (cost $52,783,377)........................                             $61,247,396
                                                                            ===========

---------------------------------
(a) Non-income producing security.


                     See notes to the financial statements.

                           JNL GLOBAL EQUITIES SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997





                                                                                                 MARKET
                                                                                 SHARES          VALUE
                                                                                 ------          ------
COMMON STOCKS -- 98.38%
-----------------------

AUSTRALIA -- 0.41%
------------------
INVESTMENT COMPANY -- 0.01%
  Colonial Ltd....................................................               4,601         $   11,753

SOFTWARE -- 0.40%
  CI Technology Group.............................................             390,241            442,387
                                                                                               ----------

    Total Australia...............................................                                454,140

AUSTRIA -- 0.26%
----------------
APPAREL & TEXTILES -- 0.26%
  Wolford AG......................................................               3,016            292,660

BELGIUM -- 0.30%
----------------
FINANCIAL SERVICES -- 0.09%
  Credit Communal Holding Dexia...................................                 962            103,339

TELECOMMUNICATIONS -- 0.21%
  Telinfo SA (a)..................................................               3,799            231,762
                                                                                               ----------
    Total Belgium.................................................                                335,101

BRAZIL -- 0.12%
---------------
TOBACCO -- 0.12%
  Souza Cruz SA...................................................              13,500            142,330

DENMARK -- 1.60%
----------------
BANKS -- 0.69%
  Amtssparekassen Fyn.............................................               2,930            188,864
  BG Bank.........................................................               1,942            107,338
  Jyske Bank......................................................               2,023            174,273
  Spar Nord Holding...............................................                 185              8,637
  Sydbank.........................................................               4,691            214,065
  Unidanmark Series A.............................................               1,193             67,017
                                                                                               ----------
                                                                                                  760,194
CONGLOMERATES -- 0.75%
  Sophus Berendsen Series B.......................................               5,784            836,254

INVESTMENT COMPANIES -- 0.01%
  FIH Series B....................................................                 559             14,228
TRANSPORTATION -- 0.15%
  SAS Danmark A/S.................................................              13,907            162,321
                                                                                               ----------
    Total Denmark.................................................                              1,772,997

FINLAND -- 1.81%
----------------
COMPUTERS & SOFTWARE -- 0.37%
  Tietotehdas Oy, Class B.........................................               4,775            413,798
CONGLOMERATES -- 0.48%
  Amer Group Ltd. Series B........................................              17,561            316,201
  Metra AB Series B...............................................               7,132            214,946
                                                                                               ----------
                                                                                                  531,147


                                                                                                  MARKET
                                                                                  SHARES          VALUE
                                                                                  ------          ------
COMMON STOCKS -- (CONTINUED)
----------------------------
FINLAND -- (CONTINUED)
----------------------
DRUGS & HEALTH CARE -- 0.61%
  Orion - Yhtyma Oy.................................................              17,654       $  669,069

FOOD & BEVERAGES -- 0.35%
  Raision Tehtaat Oy................................................               5,668          389,673
                                                                                               ----------

    Total Finland...................................................                            2,003,687

FRANCE -- 8.06%
---------------
BANKS -- 1.11%
  Banque National Paris.............................................              20,620          849,825
  Dexia France......................................................               3,885          378,141
                                                                                               ----------
                                                                                                1,227,966
BUSINESS SERVICES -- 1.22%
  Cap Gemini........................................................              11,865          625,887
  Grandoptical Photo................................................               4,790          727,054
                                                                                               ----------
                                                                                                1,352,941
CHEMICALS -- 1.49%
  Rhone Poulenc SA..................................................              40,513        1,654,520

COMPUTER SERVICES -- 0.63%
  Axime (a).........................................................               5,891          696,691

ELECTRICAL EQUIPMENT -- 0.44%
  Alcatel Alsthom...................................................               2,804          351,174
  Carbone Lorraine..................................................                 557          135,537
                                                                                               ----------
                                                                                                  486,711
FINANCIAL SERVICES -- 0.02%
  Compagnie de Suez.................................................               7,040           17,310

GAS EXPLORATION -- 1.35%                                                                       ----------
  Elf Aquitaine.....................................................              13,909        1,500,554

PUBLISHING -- 0.77%
  Lagardere.........................................................              29,686          862,287

RETAIL -- 0.33%
  Carrefour.........................................................                 495          359,498

RUBBER & TIRES -- 0.70%
  Michelin..........................................................              12,996          780,419
                                                                                               ----------

    Total France....................................................                            8,938,897

GERMANY -- 8.64%
----------------
APPAREL & TEXTILES -- 0.51%
  Adidas AG.........................................................               5,148          569,672

AUTOMOBILE & PARTS -- 2.93%
  Bayerische Motoren Werke..........................................                 475          392,996
  Volkswagen AG.....................................................               3,729        2,858,594
                                                                                               ----------
                                                                                                3,251,590


                    See notes to the financial statements.

                                                                                                  MARKET
                                                                                   SHARES         VALUE
                                                                                   ------         ------
COMMON STOCKS -- (CONTINUED)
----------------------------
GERMANY -- (CONTINUED)
----------------------
BANKS -- 3.22%
Deutsche Bank AG.......................................................            42,803      $ 2,500,789
Pfandbriefbank Schweizerischer Hypothek................................            18,544        1,066,432
                                                                                               -----------
                                                                                                 3,567,221

BUILDING & CONSTRUCTION -- 0.25%
  Tarkett AG...........................................................            10,649          274,758

CHEMICALS -- 0.08%
  SGL Carbon AG........................................................               684           93,652

DRUGS & HEALTH CARE -- 0.63%
  Altana AG............................................................               657          700,659

ELECTRICAL ENERGY -- 0.47%
  Veba AG..............................................................             9,187          516,212

ELECTRICAL EQUIPMENT -- 0.18%
  Siemens AG...........................................................             3,321          197,173

TRANSPORTATION -- 0.37%
  Lufthansa AG.........................................................            21,550          413,306
                                                                                               -----------
    Total Germany......................................................                          9,584,243

GREECE -- 0.14%
---------------
TELECOMMUNICATIONS -- 0.14%
  Hellenic Telecommunication Organization SA...........................             6,454          151,558

HONG KONG -- 2.04%
------------------
CONGLOMERATES -- 0.43%
  Hutchison Whampoa....................................................            55,000          475,650

FINANCIAL SERVICES -- 0.81%
  First Pacific Co. ...................................................           650,000          830,612
  JCG Holdings Limited.................................................            86,000           69,379
                                                                                               -----------
                                                                                                   899,991
TRANSPORTATION -- 0.80%
  Jiangsu Expressway...................................................         1,396,000          495,527
  Pacific Ports Company (a)............................................         1,636,000          327,314
  Shenzhen Expressway..................................................           244,000           66,926
                                                                                               -----------
                                                                                                   889,767
                                                                                               -----------
    Total Hong Kong....................................................                          2,265,408

INDONESIA -- 0.95%
------------------
FINANCIAL SERVICES -- 0.89%
  Putra Surya Multidana (a)............................................           619,000          986,277

TOBACCO -- 0.06%
  HM Sampoerna.........................................................            17,000           64,833
                                                                                               -----------
    Total Indonesia....................................................                          1,051,110



                                                                                                  MARKET
                                                                                    SHARES        VALUE
                                                                                    ------        ------
COMMON STOCKS -- (CONTINUED)
----------------------------

ITALY -- 2.18%
--------------
BANKS -- 0.31%
  Credito Italiano....................................................             184,989     $  338,507

ELECTRICAL EQUIPMENT -- 0.67%
  Gewiss..............................................................              43,492        748,507

FOOD & BEVERAGES -- 0.24%
  Parmalat Finanziaria SPA............................................             188,469        266,696

RUBBER & TIRES -- 0.18%
  Pirelli SPA.........................................................              82,564        204,519

TELECOMMUNICATIONS -- 0.78%
  Stet SPA (a) .......................................................              97,392        567,308
  Telecom Italia Mobile (a)...........................................              42,479        137,467
  Telecom Italia......................................................              52,359        156,809
                                                                                               ----------
                                                                                                  861,584
                                                                                               ----------
     Total Italy......................................................                          2,419,813

JAPAN -- 12.25%
---------------
AUTOMOBILES & PARTS -- 1.02%
 Denso Corp. .........................................................              28,000        669,342
 Mitsubishi Motor.....................................................              61,000        436,399
 Yamaha Motor Co......................................................               3,000         29,838
                                                                                               ----------
                                                                                                1,135,579
BANKS -- 0.90%
 Mitsubishi Trust & Banking...........................................              13,000        205,287
 Mitsui Trust & Banking...............................................              43,000        324,507
 Sumitomo Trust & Banking.............................................              44,000        472,169
                                                                                               ----------
                                                                                                1,001,963

COMPUTERS & BUSINESS EQUIPMENT -- 1.60%
 Fujitsu..............................................................              39,000        541,005
 NTT Data Corp........................................................                  32      1,236,782
                                                                                               ----------
                                                                                                1,777,787

DRUGS & HEALTH CARE -- 2.27%
 Eisai Co.............................................................              11,000        208,253
 Shiseido Co..........................................................              31,000        511,167
 Takeda Chemical Industries...........................................              29,000        814,692
 Torii Pharmaceutical Co..............................................              42,000        985,692
                                                                                               ----------
                                                                                                2,519,804

ELECTRICAL EQUIPMENT -- 0.98%
 Hitachi..............................................................              97,000      1,083,232

FINANCIAL SERVICES -- 0.47%
 Nomura Securities....................................................              38,000        523,818

HOUSEHOLD FURNITURE & APPLIANCES -- 0.90%
 Sony Corp............................................................              11,400        993,596

INSURANCE -- 0.46%
 Tokio Marine & Fire..................................................              39,000        510,382



                    See notes to the financial statements.

                                                                                                             MARKET
                                                                                               SHARES        VALUE
                                                                                               ------        ------
COMMON STOCKS -- (CONTINUED)
----------------------------
JAPAN -- (CONTINUED)
--------------------
PHOTOGRAPHY -- 0.32%
 Canon, Inc.................................................................                   13,000     $   353,865

REAL ESTATE -- 1.27%
 Mitsubishi Estate Co. Ltd..................................................                   65,000         941,372
 Mitsui Fudosan Co..........................................................                   34,000         468,679
                                                                                                          -----------
                                                                                                            1,410,051
RETAIL -- 0.36%
 Isetan.....................................................................                    7,000          86,721
 Mitsubishi Corp............................................................                    8,000          99,808
 Mitsui & Co................................................................                   22,000         211,133
                                                                                                          -----------
                                                                                                              397,662
TELECOMMUNICATIONS -- 1.70%
 Nippon Telegraph & Telephone Corp..........................................                      196       1,880,998
                                                                                                          -----------

   Total Japan..............................................................                               13,588,737

MEXICO -- 0.38%
---------------
FOOD & BEVERAGES -- 0.38%
 Fomento Economico Mexico...................................................                   70,000         416,609

NETHERLANDS -- 7.16%
--------------------
BANKS -- 1.09%
 ING Groep NV ..............................................................                   26,173       1,206,713

BUSINESS SERVICES -- 0.90%
 CMG .......................................................................                   35,955         798,634
 Vedior (a).................................................................                    7,395         195,527
                                                                                                          -----------
                                                                                                              994,161
CHEMICALS -- 0.85%
 Akzo Nobel NV..............................................................                    6,885         943,535

COMPUTERS & BUSINESS EQUIPMENT -- 0.77%
 Getronics NV...............................................................                   20,865         673,922
 Oce NV.....................................................................                    1,433         184,846
                                                                                                          -----------
                                                                                                              858,768
ENTERTAINMENT -- 0.05%
 Polygram NV................................................................                      963          50,532

FOOD & BEVERAGES -- 0.39%
 Nutricia Verenigde Bedrijuen...............................................                    2,737         432,253

HOUSEHOLD FURNITURE & APPLIANCES  -- 2.61%
 Hunter Douglas N.V.........................................................                    2,433         206,995
 Philips Electronics........................................................                   37,503       2,686,292
                                                                                                          -----------
                                                                                                            2,893,287
PUBLISHING -- 0.37%
 Wolters Kluwer NV..........................................................                    3,374         410,814



                                                                                                              MARKET
                                                                                                 SHARES       VALUE
                                                                                                 ------       ------
COMMON STOCKS -- (CONTINUED)
----------------------------
NETHERLANDS -- (CONTINUED)
--------------------------

TRANSPORTATION -- 0.13%
 Koninklijke Nedlloyd Groep NV.................................................                   5,133     $  148,271
                                                                                                            ----------
  Total Netherlands............................................................                              7,938,334

NORWAY -- 0.75%
---------------
COMPUTERS & BUSINESS EQUIPMENT -- 0.10%
 Merkantildata AS..............................................................                   5,594        110,671

INDUSTRIAL MACHINERY -- 0.18%
 Tomra System AS...............................................................                   9,800        200,568

TELECOMMUNICATIONS -- 0.20%
 Tandberg AS (a)...............................................................                   7,635         81,254
 Tandberg Televisjo (a)........................................................                  19,444        144,586
                                                                                                            ----------
                                                                                                               225,840

TRANSPORTATION -- 0.27%
 SAS Norge ASA B shares........................................................                  28,208        296,351
                                                                                                            ----------
  Total Norway.................................................................                                833,430


PHILIPPINES -- 0.09%
--------------------
BANKS -- 0.07%
 Equitable Banking Corp........................................................                  20,500         74,225

ELECTRIC UTILITIES -- 0.02%
 Manila Electric Co............................................................                   4,880         24,052
                                                                                                            ----------
  Total Philippines............................................................                                 98,277

PORTUGAL -- 0.17%
-----------------
ELECTRIC UTILITIES -- 0.17%
 Electridad de Portugal........................................................                  10,544        193,495

SINGAPORE -- 1.08%
------------------
TELECOMMUNICATIONS -- 1.08%
 Datacraft Asia................................................................                 376,000      1,195,680

SPAIN -- 1.37%
--------------
APPAREL & TEXTILES -- 0.33%
 Adolfo Dominguez (a)..........................................................                   9,300        366,067

BANKS -- 0.05%
 Corporacion Financiera Reunida................................................                  14,586         61,373

BUILDING & CONSTRUCTION -- 0.16%
 Grupo Acciona.................................................................                   1,608        181,152

COMMERCIAL SERVICES -- 0.18%
 Prosegur, Companhia de Seguridad..............................................                  15,975        195,148

CONGLOMERATES -- 0.04%
 Azkoyen.......................................................................                     400         49,678



                    See notes to the financial statements.

                                                                                                                MARKET
                                                                                                 SHARES         VALUE
                                                                                                 ------         ------
COMMON STOCKS -- (CONTINUED)
----------------------------

SPAIN -- (CONTINUED)
--------------------

FOOD & BEVERAGES -- 0.58%
  Telepizza....................................................................                   11,090     $  647,260

RETAIL -- 0.03%
  Cortefiel SA.................................................................                      644         28,103
                                                                                                             ----------
    Total Spain................................................................                               1,528,781

SWEDEN -- 7.94%
---------------
AUTOMOBILE & PARTS -- 0.18%
  Autoliv, Inc.................................................................                    5,204        200,141

BANKS -- 0.16%
  Nordbanken AB................................................................                    3,110        104,933
  Sparbanken Sverige Series A..................................................                    3,416         75,955
                                                                                                            -----------
                                                                                                                180,888
BUSINESS SERVICES -- 1.13%
  Securitas AB, Class B........................................................                   26,891        757,836
  WM-Data AB B Shares..........................................................                   28,290        497,374
                                                                                                            -----------
                                                                                                              1,255,210
COMPUTERS & BUSINESS EQUIPMENT -- 0.43%
  Enator AB....................................................................                   26,718        476,644

CONGLOMERATES -- 0.19%
  Kinnevik Investment Series B.................................................                    7,623        212,366

DRUGS & HEALTH CARE -- 1.56%
  Astra AB Series A............................................................                   25,405        472,920
  Ortivus Series B.............................................................                   30,829      1,259,384
                                                                                                            -----------
                                                                                                              1,732,304
ELECTRONICS -- 0.59%
  Pricer AB Series B (a).......................................................                   18,985        652,836

HOUSEHOLD FURNITURE & APPLIANCES -- 1.17%
  Electrolux AB Series B.......................................................                   17,987      1,297,492

INSURANCE -- 0.44%
  Skandia Forsakrings AB.......................................................                   13,490        497,014

INVESTMENT COMPANIES -- 0.22%
  Bure Investment AB...........................................................                    9,821        123,786
  Incentive AB Series B........................................................                    1,278        116,805
                                                                                                            -----------
                                                                                                                240,591
NON-FERROUS METALS -- 1.07%
  Assa Abloy AB Series B.......................................................                   58,124      1,187,201

REAL ESTATE -- 0.33%
  Tornet Fastighet.............................................................                   30,814        362,494

TELECOMMUNICATIONS -- 0.14%
   Ericcson LM Tel Series B....................................................                    4,046        159,267


                                                                                                                MARKET
                                                                                                   SHARES       VALUE
                                                                                                   ------       ------
COMMON STOCKS -- (CONTINUED)
----------------------------

SWEDEN -- (CONTINUED)
---------------------

TRANSPORTATION -- 0.32%
  SAS Sverige AB.................................................................                  28,856    $   350,651
                                                                                                             -----------

    Total Sweden.................................................................                              8,805,099


SWITZERLAND -- 6.28%
--------------------
BANKS -- 1.15%
  Credit Suisse Group............................................................                   4,356        559,418
  Schw Bankgesellsch.............................................................                     623        712,610
                                                                                                             -----------
                                                                                                               1,272,028
BUSINESS SERVICES -- 0.31%
  Fotolabo S.A...................................................................                      84         26,753
  Kuoni Reisen AG................................................................                      92        315,068
                                                                                                             -----------
                                                                                                                 341,821
DRUGS & HEALTH CARE -- 2.54%
  Ares Serono SA.................................................................                     121        175,285
  Novartis AG....................................................................                     973      1,555,467
  Roche Holding AG...............................................................                     120      1,085,343
                                                                                                             -----------
                                                                                                               2,816,095
FOOD & BEVERAGES -- 0.41%
  Hero...........................................................................                     818        456,623

INDUSTRIAL MACHINERY -- 0.23%
  Sulzer AG......................................................................                     297        254,281

INSURANCE -- 1.24%
  Baloise Holdings...............................................................                     134        319,397
  Zurich Versicherun.............................................................                   2,655      1,056,545
                                                                                                             -----------
                                                                                                               1,375,942





RETAIL -- 0.27%
  Selecta Gruppe.................................................................                   1,626        247,241
  Tag Heuer International SA.....................................................                     336         50,400
                                                                                                             -----------
                                                                                                                 297,641
TRANSPORTATION -- 0.13%
  Sairgroup......................................................................                     134        150,153
                                                                                                             -----------
    Total Switzerland............................................................                              6,964,584

UNITED KINGDOM -- 13.99%
------------------------
BANKS -- 2.14%
  Barclays PLC...................................................................                  30,316        601,784
  Lloyd's TSB Group PLC..........................................................                 173,060      1,778,176
                                                                                                             -----------
                                                                                                               2,379,960
BROADCASTING -- 0.06%
  Pearson PLC....................................................................                   5,614         65,069

BUILDING & CONSTRUCTION -- 0.73%
   Powerscreen International PLC..................................................                 74,340        813,356



                    See notes to the financial statements.

                          JNL CAPITAL GROWTH SERIES

                                                                                                           MARKET
                                                                                                SHARES     VALUE
                                                                                                ------     -------
COMMON STOCKS -- (CONTINUED)
----------------------------
UNITED KINGDOM -- (CONTINUED)
-----------------------------

BUSINESS SERVICES -- 1.31%
  BTG PLC.........................................................................             59,538   $   622,654
  Logica PLC......................................................................             72,529       827,361
                                                                                                        -----------
                                                                                                          1,450,015
CHEMICALS -- 0.14%
  Victrex PLC.....................................................................             52,695       153,568

CONGLOMERATES -- 6.18%
  Hays PLC........................................................................            122,753     1,165,198
  Misys PLC.......................................................................             23,591       530,756
  Rentokil Initial PLC............................................................            746,851     2,619,299
  Siebe PLC.......................................................................            122,291     2,073,171
  Ti Group PLC....................................................................             53,613       467,390
                                                                                                        -----------
                                                                                                          6,855,814
DRUGS & HEALTH CARE -- 0.71%
  Biocompatibles International PLC................................................              5,117       111,459
  Glaxo Wellcome PLC..............................................................             10,168       210,390
  London International Group PLC..................................................             36,736       105,224
  SmithKline Beecham PLC..........................................................             19,464       358,331
                                                                                                        -----------
                                                                                                            785,404
ELECTRONICS -- 0.64%
  Electrocomponents PLC...........................................................             95,469       710,661

FINANCIAL SERVICES -- 0.34%
  JBA Holdings PLC................................................................             25,709       376,756

FOOD & BEVERAGES -- 0.07%
  Wetherspoon (JD) PLC............................................................              3,662        82,632

LEISURE & ENTERTAINMENT -- 0.77%
  Compass Group PLC...............................................................             55,727       623,631
  London Clubs International PLC..................................................             36,132       227,445
                                                                                                        -----------
                                                                                                            851,076
PRECIOUS METALS -- 0.05%
  Johnson Matthey PLC.............................................................              5,443        52,210

RETAIL -- 0.16%
  Harvey Nichols PLC..............................................................             38,612       181,971

SOFTWARE -- 0.08%
  Sema Group PLC..................................................................              4,350        89,826

TELECOMMUNICATIONS -- 0.27%
  Freepages Group PLC (a).........................................................            492,475       295,243

TRANSPORTATION -- 0.34%
  Stagecoach Holdings PLC.........................................................             35,805       377,433
                                                                                                        -----------

    Total United Kingdom..........................................................                       15,520,994

                                                                                                             MARKET
                                                                                               SHARES        VALUE
                                                                                               ------        ------
COMMON STOCKS -- (CONTINUED)
----------------------------
UNITED STATES -- 20.42%
-----------------------

AEROSPACE -- 0.06%
  Computer Sciences Corp.........................................................                975       $   70,322

APPAREL & TEXTILES -- 0.43%
  Gucci Group NV.................................................................              7,350          473,156

AUTOMOBILE & PARTS -- 0.23%
  Mahindra & Mahindra GDR........................................................              3,807           55,677
  Tata Engineering GDR (144a)....................................................              5,968           90,415
  Tata Engineering & Locomotive Co. Ltd. (144a)..................................                700            8,838
  Tata Engineering & Locomotive Co. Ltd. (144a)..................................              8,025          101,320
                                                                                                           ----------
                                                                                                              256,250
BANKS -- 1.74%
  Banco Frances Del Rio La Plata ADR.............................................              3,166          102,895
  BankAmerica Corp...............................................................              2,850          184,003
  Citicorp.......................................................................              3,575          431,011
  Uniao de Bancos Brasileiros GDR................................................             13,125          487,266
  Wells Fargo & Co...............................................................              2,708          729,806
                                                                                                           ----------
                                                                                                            1,934,981
BROADCAST & COMMUNICATIONS -- 0.87%
  Canwest Global Communications Corp.............................................              6,150           91,097
  Global Star Telecom............................................................              4,950          151,594
  Grupo Television SA de CV ADR..................................................             20,225          614,334
  TV Filme, Inc. (a).............................................................             10,825          112,309
                                                                                                           ----------
                                                                                                              969,334
BUSINESS SERVICES -- 0.59%
  Danka Business Systems ADR.....................................................              4,425          180,872
  Manpower, Inc. ................................................................              7,400          329,300
  Robert Half International, Inc.................................................              3,000          141,188
                                                                                                           ----------
                                                                                                              651,360
COMPUTERS & BUSINESS EQUIPMENT -- 0.87%
  Dassault Systems SA ADR........................................................              1,500          106,875
  Electronics For Imaging, Inc. (a)..............................................              3,625          171,281
  International Business Machines Corp. .........................................              5,650          509,559
  Wang Labs, Inc.................................................................              8,150          173,697
                                                                                                           ----------
                                                                                                              961,412
COSMETICS & TOILETRIES -- 0.15%
  Nu Skin Asia Pacific Inc. Class A..............................................              6,200          164,300

DRUGS & HEALTH CARE -- 3.86%
  Amway Asia Pacific Ltd.........................................................             10,050          438,431
  Elan PLC ADR (a)...............................................................              9,325          421,956
  Fresenius Medical Care ADR.....................................................             29,100          847,538
  Gedeon Richter Ltd. GDR (144a).................................................              6,075          558,171
  Grupo Casa Autrey SA de CV ADR.................................................             11,950          242,734
  Omnicare, Inc..................................................................             12,600          395,325
  Pfizer Inc.....................................................................              4,100          489,950
  Rhone Poulenc Rorer, Inc.......................................................              3,175          288,528



                    See notes to the financial statements.

                                                                                                               MARKET
                                                                                                 SHARES        VALUE
                                                                                                 ------        ------
COMMON STOCKS -- (CONTINUED)
----------------------------
UNITED STATES (CONTINUED)
-------------------------

DRUGS & HEALTH CARE (CONTINUED)
-------------------------------
  SmithKline Beecham PLC ADR......................................................                4,150    $   380,244
  Teva Pharmaceutical Industries ADR..............................................                2,775        179,681
  United Healthcare Corp..........................................................                  775         40,300
                                                                                                           -----------
                                                                                                             4,282,858
ELECTRICAL EQUIPMENT -- 2.26%
  Philips Electronics.............................................................               32,794      2,357,069
  UCAR International, Inc. (a)....................................................                3,300        150,975
                                                                                                           -----------
                                                                                                             2,508,044
ENERGY -- 0.13%
  Companhia Energetica de Minas Gerais ADR........................................                1,875         94,399
  Mosenergo ADR (144a)............................................................                1,325         54,988
                                                                                                           -----------
                                                                                                               149,387
FINANCIAL SERVICES -- 0.73%
  Associates First Capital Corp. Class A..........................................                1,650         91,575
  Romania Investment Fund.........................................................                  230        223,790
  Student Loan Marketing Association..............................................                3,875        492,125
                                                                                                           -----------
                                                                                                               807,490
HOTELS & RESTAURANTS -- 0.08%
  Indian Hotels, Ltd. GDR (144a)..................................................                5,161         93,993

INDUSTRIAL MACHINERY -- 1.06%
  Pfeiffer Vacuum Technology AG ADR (a)...........................................               18,825        548,278
  Rofin-Sinar Technologies, Inc. (a)..............................................               33,050        632,081
                                                                                                           -----------
                                                                                                             1,180,359
OIL -- 0.77%
  Magyar Olaj-es Gazipari Rt. GDR (144a)..........................................               13,487        299,062
  Oil Co Lukoil ADR...............................................................                3,225        254,503
  Tatneft ADR (a).................................................................                2,750        296,335
                                                                                                           -----------
                                                                                                               849,900
RETAIL -- 0.08%
  Disco SA ADR (a)................................................................                2,300         91,137

SOFTWARE -- 0.98%
  Parametric Technology Corp. (a).................................................               25,350      1,078,959

TELECOMMUNICATIONS -- 4.71%
  Cincinnati Bell, Inc............................................................                1,950         61,425
  Ericcson LM Tel Co. ADR Class B.................................................               12,100        476,437
  Iridium World Communications, Ltd. Class A......................................               11,275        204,359
  Lucent Technologies, Inc........................................................                7,525        542,270
  Mas Technology, Ltd.(a).........................................................               11,600        172,550
  Millicom International Cellular SA  (a).........................................                6,125        292,469
  Nokia Corp. ADR.................................................................                6,825        503,344
  Nortel Inversora SA ADR Series B (a)............................................               36,400        987,350
  Quinenco SA ADR (a).............................................................               22,725        420,413
  Portugal Telecom SA ADR.........................................................                3,600        144,450




                                                                                                                    MARKET
                                                                                                     SHARES         VALUE
                                                                                                    --------       --------
COMMON STOCKS -- (CONTINUED)
----------------------------
UNITED STATES -- (CONTINUED)
----------------------------

TELECOMMUNICATIONS -- (CONTINUED)
---------------------------------
  SK Telecom ADR............................................................................        3,816        $    38,399
  Telecom Argentina Stet France ADR Class B.................................................        1,875             98,438
  Telefonica de Argentina SA ADR............................................................        4,325            149,753
  Telecommunicacoes Brasileiras SA ADR......................................................        5,975            906,706
  Telefonica del Peru SA ADR................................................................        8,625            225,867
                                                                                                                 -----------
                                                                                                                   5,224,230
TRANSPORTATION -- 0.82%
  Ryanair Holdings PLC ADR (a)..............................................................       33,375            905,297
                                                                                                                 -----------
    Total United States.....................................................................                      22,652,769
                                                                                                                 -----------
        Total Common Stocks
            (cost $91,580,485)...............................................................                    109,148,733
                                                                                                                 -----------
PREFERRED STOCKS -- 1.62%
-------------------------

BRAZIL -- 0.98%
---------------

FOOD & BEVERAGES -- 0.02%
  Companhia Cervejaria Brahma................................................................      21,000             15,996

ELECTRIC UTILITIES -- 0.35%
  Centrais Eletricas Brasileiras SA..........................................................      20,000             29,725
  Companhia Energetica de Minas Gerais.......................................................   6,241,000            321,746
  Companhia Paranaense de Energia - Copel....................................................   2,000,000             37,156
                                                                                                                 -----------
                                                                                                                     388,627
TELECOMMUNICATIONS -- 0.61%
  Ericsson Telecom SA........................................................................  11,400,000            677,721
                                                                                                                 -----------
    Total Brazil.............................................................................                      1,082,344

FINLAND -- 0.11%
----------------

TELECOMMUNICATIONS -- 0.11%
  Nokia Oy AB................................................................................       1,703            127,215

GERMANY -- 0.53%
----------------

AUTOMOBILES & PARTS -- 0.08%
  Porsche AG.................................................................................          64             85,133

DRUGS & HEALTH CARE -- 0.45%
  Fresenius AG...............................................................................       1,888            428,673
  Fresenius Medical Care AG (a)..............................................................       1,058             75,947
                                                                                                                 -----------
                                                                                                                     504,620
                                                                                                                 -----------
    Total Germany............................................................................                        589,753
                                                                                                                 -----------
      Total Preferred Stocks
          (cost $1,526,361)..................................................................                      1,799,312
                                                                                                                 -----------




                     See notes to the financial statements.

                          JNL GLOBAL EQUITIES SERIES

                                                                               MARKET
                                                                SHARES         VALUE
                                                                ------         ------
RIGHTS & WARRANTS -- 0.00%
--------------------------

GREECE -- 0.00%
---------------
TELECOMMUNICATIONS -- 0.00%
  Hellenic Telecommunication Organization SA
   (cost $0)........................................            6,454       $          -
                                                                            ------------
TOTAL INVESTMENTS -- 100%
-------------------------
  (cost $93,106,846)................................                        $110,948,045
                                                                            ============


(a) Non-income producing security.










                     See notes to the financial statements.

                            JNL/ALGER GROWTH SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997


                                                           SHARES               MARKET VALUE
                                                      ----------------          ------------
COMMON STOCKS -- 91.48%
-----------------------
AEROSPACE & DEFENSE -- 5.23%
  AlliedSignal, Inc...........................                  9,900              $831,600
  Boeing, Co..................................                 22,400             1,188,600
  Gulfstream Aerospace Corp. (a)..............                 12,100               356,950
  United Technologies, Inc....................                 12,400             1,029,200
                                                                               ------------
                                                                                  3,406,350
AIRLINES -- 0.80%
  AMR Corp. (a)...............................                  5,600               518,000

APPAREL & TEXTILES -- 2.94%
  Cintas Corp.................................                  6,300               433,125
  Gucci Group NV N.Y..........................                 14,100               907,687
  Tommy Hilfiger Corp. (a)....................                 14,300               574,681
                                                                               ------------
                                                                                  1,915,493
BANKS -- 2.84%
  Banc One Corp...............................                  6,878               333,192
  Citicorp....................................                 12,600             1,519,087
                                                                               ------------
                                                                                  1,852,279
BUSINESS SERVICES -- 4.65%
  ADT Ltd. (a)................................                  9,600               316,800
  CUC International, Inc. (a).................                 28,600               738,238
  First Data Corp.............................                 14,956               657,129
  Nokia Corp..................................                 14,600             1,076,750
  Service Corp International, Inc.............                  7,200               236,700
                                                                               ------------
                                                                                  3,025,617
CHEMICALS -- 3.05%
  DuPont E.I. De Nemours & Co.................                 20,600             1,295,225
  IMC Global, Inc.............................                  8,100               283,500
  Monsanto Co.................................                  9,400               404,788
                                                                               ------------
                                                                                  1,983,513
COMPUTERS & TECHNOLOGY -- 6.15%
  Bay Networks, Inc. (a)......................                 13,600               361,250
  Cisco Systems, Inc. (a).....................                 23,600             1,584,150
  Hewlett-Packard, Inc........................                 11,200               627,200
  International Business Machines, Inc........                 10,000               901,875
  Sundstrand Corp.............................                  9,500               530,219
                                                                               ------------
                                                                                  4,004,694
DRUGS & HEALTH CARE -- 11.28%
  Becton Dickinson & Co.......................                 11,000               556,875
  Biochem Pharmaceuticals, Inc. (a)...........                  7,000               155,750
  Bristol Myers Squibb Co.....................                  7,000               567,000
  Eli Lilly & Co..............................                 16,500             1,803,656
  McKesson Corp...............................                  3,700               286,750
  Merck & Co..................................                 17,500             1,811,250
  Oxford Health Plans, Inc. (a)...............                  4,300               308,525
  Pfizer, Inc.................................                  5,200               621,400
  Schering-Plough, Inc........................                  6,200               296,825
  Warner-Lambert, Inc.........................                  7,500               931,875
                                                                               ------------
                                                                                  7,339,906


                                                          SHARES               MARKET VALUE
                                                     ----------------          ------------
COMMON STOCKS (CONTINUED)
-------------------------
ELECTRICAL EQUIPMENT -- 2.95%
  General Electric Co.........................                 20,000            $1,307,500
  Westinghouse Electric Corp..................                 26,500               612,813
                                                                               ------------
                                                                                  1,920,313
ELECTRONICS -- 11.53%
  Adaptec, Inc. (a)...........................                  8,500               295,375
  Altera Corp. (a)............................                 13,300               671,650
  Ericsson LM Tel Co..........................                  4,500               177,187
  Intel Corp..................................                  3,900               553,069
  Linear Technology Corp......................                 24,700             1,278,225
  Maxim Integrated Products (a)...............                 20,200             1,148,875
  Motorola, Inc...............................                  8,700               661,200
  Tellabs, Inc. (a)...........................                 12,000               670,500
  Texas Instruments, Inc......................                 15,300             1,286,156
  Xilinx, Inc. (a)............................                 15,500               760,469
                                                                               ------------
                                                                                  7,502,706
FINANCIAL SERVICES -- 4.94%
  Charles Schwab Corp.........................                 11,900               484,181
  Household International, Inc................                  1,400               164,413
  Money Store (The), Inc......................                 12,000               344,250
  Morgan Stanley, Dean Witter, Discover & Co..                 38,775             1,669,748
  PaineWebber Group, Inc......................                 15,800               553,000
                                                                               ------------
                                                                                  3,215,592
FOOD & BEVERAGES -- 1.56%
  Pepsico, Inc................................                 15,600               585,975
  Pioneer Hi-Bred International, Inc..........                  5,400               432,000
                                                                               ------------
                                                                                  1,017,975
HOTELS & RESTAURANTS -- 0.33%
  Mirage Resorts, Inc. (a)....................                  8,500               214,625

HOUSEHOLD APPLIANCES & FURNISHINGS -- 1.80%
  Sunbeam Corp................................                 31,100             1,174,025

HOUSEHOLD PRODUCTS -- 5.18%
  Colgate Palmolive Co........................                 14,800               965,700
  Corning, Inc................................                 11,500               639,688
  Gillette, Inc...............................                 16,900             1,601,275
  Newell Co...................................                  4,100               163,355
                                                                               ------------
                                                                                  3,370,018
INDUSTRIAL MACHINERY -- 2.87%
  Applied Materials, Inc. (a).................                  8,700               616,069
  Tyco International, Ltd.....................                 18,000             1,252,125
                                                                               ------------
                                                                                  1,868,194
INSURANCE -- 3.70%
  American International Group, Inc...........                 10,000             1,493,750
  Equifax, Inc................................                 12,500               464,844
  MGIC Investment Corp........................                  9,400               450,613
                                                                               ------------
                                                                                  2,409,207


                 See notes to the financial statements.

                            JNL/ALGER GROWTH SERIES


                                                        SHARES               MARKET VALUE
                                                   ----------------          ------------
COMMON STOCKS (CONTINUED)
-------------------------
LEISURE TIME -- 2.23%
  Carnival Corp...............................                 22,900            $  944,625
  International Game Technology, Inc..........                 28,500               505,875
                                                                               ------------
                                                                                  1,450,500
PETROLEUM SERVICES -- 4.00%
  Diamond Offshore Drilling, Inc. (a).........                  9,000               703,125
  EVI, Inc. (a)...............................                  7,800               327,600
  Halliburton Co..............................                  8,900               705,325
  Schlumberger, Ltd...........................                  5,000               625,000
  Smith International, Inc. (a)...............                  4,000               243,000
                                                                               ------------
                                                                                  2,604,050
POLLUTION CONTROL -- 1.41%
  USA Waste Services, Inc. (a)................                 14,500               560,063
  United Waste Systems, Inc. (a)..............                  8,800               360,800
                                                                               ------------
                                                                                    920,863
RETAIL -- 5.09%
  Home Depot, Inc.............................                 24,500             1,688,969
  Rite Aid Corp...............................                  5,000               249,375
  TJX Cos, Inc................................                  8,000               211,000
  Wal-Mart Stores, Inc........................                 34,500             1,166,531
                                                                               ------------
                                                                                  3,315,875
SOFTWARE -- 5.38%
  Microsoft Corp. (a).........................                  9,000             1,137,375
  Oracle Corp. (a)............................                 26,100             1,314,787
  Parametric Technology Corp. (a).............                 24,600             1,047,037
                                                                               ------------
                                                                                  3,499,199


                                                                                MARKET
                                                        SHARES                  VALUE
                                                   ----------------          ------------
COMMON STOCKS (CONTINUED)
-------------------------
TELECOMMUNICATIONS -- 1.57%
  Worldcom, Inc. (a)..........................                 32,000         $   1,024,000
                                                                              -------------
  Total Common Stocks
  (cost $49,171,549)..........................                                   59,552,994
                                                                              -------------
                                                   PRINCIPAL AMOUNT
                                                   ----------------
SHORT TERM INVESTMENTS -- 8.52%
-------------------------------
COMMERCIAL PAPER -- 4.45%
  Merrill Lynch & Co., Inc.
    5.56%, 07/02/1997.......................             $  900,000               899,861
  OGE Energy Corp.
    5.65%, 07/07/1997.......................              1,000,000               999,058
  South Western Electric
    5.80%, 07/10/1997.......................              1,000,000               998,550
                                                                              -----------
                                                                                2,897,469
MONEY MARKET FUNDS -- 4.07%
  State Street Global Advisor Fund,
   5.29% (b)................................              2,645,672             2,645,672
                                                                              -----------
    Total Short Term Investments
       (cost $5,543,141)....................                                    5,543,141
                                                                              -----------
TOTAL INVESTMENTS -- 100%
       (cost $54,714,690)...................                                  $65,096,135
                                                                              ===========

---------------------------------
(a) Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate is the quoted yield as of June 30, 1997.


                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997


                                                     SHARES       MARKET VALUE
                                                ----------------  -------------
COMMON STOCKS -- 97.40%
-----------------------
APPAREL & TEXTILES -- 0.55%
 Intimate Brands, Inc.........................             1,700     $   35,700
AUTOMOBILES & PARTS -- 0.59%
 Ford Motor Company...........................             1,000         37,750
BANKS -- 3.16%
 BankAmerica Corp.............................             1,200         77,475
 Mellon Bank Corp.............................               800         36,100
 NationsBank Corp.............................             1,400         90,300
                                                                  -------------
                                                                        203,875
BUILDING & CONSTRUCTION -- 0.50%
 Harsco Corp..................................               800         32,400
BUSINESS SERVICES -- 5.45%
 CUC International, Inc.......................             2,500         64,531
 Nokia Corp. ADR..............................             1,000         73,750
 Omnicom Group................................             2,200        135,575
 Service Corp. International..................             1,000         32,875
 Unisource Worldwide..........................             2,800         44,800
                                                                  -------------
                                                                        351,531
CHEMICALS -- 3.36%
 Crompton & Knowles Corp......................             2,000         44,500
 DuPont E I De Nemours & Co...................               800         50,300
 Imperial Chemical Industries PLC ADR.........             1,000         56,875
 Monsanto Co..................................             1,500         64,594
                                                                  -------------
                                                                        216,269
COMPUTERS & BUSINESS EQUIPMENT -- 2.12%
 Cisco Systems, Inc...........................             1,200         80,550
 Hewlett Packard, Co..........................             1,000         56,000
                                                                  -------------
                                                                        136,550
CONGLOMERATES -- 1.04%
 Fortune Brands, Inc..........................             1,800         67,163
DRUGS & HEALTH CARE -- 8.81%
 Abbott Laboratories..........................               400         26,700
 Bausch & Lomb, Inc...........................             1,200         56,550
 Columbia/HCA Healthcare Corp.................             1,600         62,900
 Eli Lilly & Co...............................               800         87,450
 Johnson & Johnson Co.........................             1,200         77,250
 Merck & Co...................................               800         82,800
 Pharmacia & Upjohn...........................             1,200         41,700
 Pfizer, Inc..................................               800         95,600
 SmithKline Beecham PLC ADR...................               400         36,650
                                                                  -------------
                                                                        567,600
ELECTRIC UTILITIES -- 2.26%
 FPL Group, Inc...............................               700         32,244
 Nipsco Industries, Inc.......................               900         37,181
 Sierra Pacific Resources, Inc................               700         22,400
 Teco Energy, Inc.............................             2,100         53,681
                                                                  -------------
                                                                        145,506




<Caption
                                                    SHARES       MARKET VALUE
                                               ----------------  -------------
COMMON STOCKS (CONTINUED)
-------------------------
ELECTRICAL EQUIPMENT -- 7.80%
 Atmel Corp. (a)..............................             1,500     $   42,000
 Essex International, Inc. (a)................             3,200         89,200
 Fisher Scientific International, Inc.........             1,600         76,000
 General Electric Co..........................             2,100        137,287
 Philips Electronics N V......................             1,300         93,438
 Westinghouse Electric Corp...................             2,800         64,750
                                                                  -------------
                                                                        502,675
ELECTRONICS -- 4.81%
 Intel Corp...................................               500         70,906
 Lexmark International Group, Inc. Class A (a)             2,000         60,750
 Raytheon Co..................................             1,100         56,100
 S3, Inc. (a).................................             4,500         49,500
 Tellabs, Inc. (a)............................             1,300         72,638
                                                                  -------------
                                                                        309,894
FINANCIAL SERVICES -- 8.40%
 American Express Corp........................             1,000         74,500
 Charles Schwab Corp..........................             1,500         61,031
 Chase Manhattan Corp.........................               500         48,531
 Federal Home Loan Mortgage Corp..............             2,500         85,938
 Federal National Mortgage Association........             2,500        109,063
 Student Loan Marketing Association...........               500         63,500
 Travelers Group, Inc.........................             1,566         98,756
                                                                  -------------
                                                                        541,319
FOOD & BEVERAGES -- 2.19%
 Coca-Cola Co.................................             1,000         67,500
 Heinz H J Co.................................               900         41,513
 Nabisco Holdings Corp. Class A...............               800         31,900
                                                                  -------------
                                                                        140,913
GAS & PIPELINE UTILITIES -- 2.16%
 American WaterWorks, Inc.....................             1,600         34,200
 UGI Corp.....................................             1,200         26,550
 Wicor, Inc...................................             1,000         38,938
 Williams Cos., Inc...........................               900         39,375
                                                                  -------------
                                                                        139,063
GAS EXPLORATION -- 0.82%
 Enron Corp...................................             1,300         53,056
HOTELS & RESTAURANTS -- 1.43%
 Marriott International, Inc..................             1,500         92,062
HOUSEHOLD APPLIANCES & FURNISHINGS -- 1.17%
 Sunbeam Corp.................................             2,000         75,500
HOUSEHOLD PRODUCTS -- 3.43%
 Black & Decker Corp..........................             1,500         55,781
 Gillette Co..................................             1,000         94,750
 Procter & Gamble Co..........................               500         70,625
                                                                  -------------
                                                                        221,156
INDUSTRIAL MACHINERY -- 1.18%
 American Standard Cos., Inc. (a).............             1,700         76,075

                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                                                     SHARES       MARKET VALUE
                                                ----------------  -------------
COMMON STOCKS (CONTINUED)
-------------------------
INSURANCE -- 2.05%
 American International Group, Inc............               600     $   89,625
 Marsh & McLennan Cos., Inc...................               600         42,825
                                                                  -------------
                                                                        132,450
METALS -- 1.00%
 Allegheney Teldyne, Inc......................             2,400         64,800
MUTUAL FUNDS -- 3.84%
 SPDR Trust...................................             2,800        247,275
OIL -- 4.56%
 Ashland, Inc.................................             1,200         55,650
 British Petroleum Co. PLC ADR................               800         59,900
 Exxon Corp...................................               600         36,900
 Mobil Corp...................................             1,400         97,825
 Royal Dutch Petroleum Co.....................               800         43,500
                                                                  -------------
                                                                        293,775
PETROLEUM SERVICES -- 3.45%
 Baker Hughes, Inc............................             1,500         58,031
 Halliburton Co...............................               500         39,625
 Schlumberger Ltd.............................             1,000        125,000
                                                                  -------------
                                                                        222,656
PLASTICS -- 1.55%
 Illinois Tool Works, Inc.....................             2,000         99,875
PUBLISHING -- 0.73%
 McGraw Hill Cos., Inc........................               800         47,050
REAL ESTATE -- 1.39%
 Haagen Alexander Properties, Inc.............             1,000         16,250
 Nationwide Health Properties, Inc............               600         13,200
 Public Storage, Inc..........................               500         14,625
 Rouse Co.....................................             1,100         32,450
 Sun Communities, Inc.........................               400         13,425
                                                                  -------------
                                                                         89,950
RETAIL -- 5.64%
 CompUSA, Inc. (a)............................             2,800         60,200
 Federated Department Stores, Inc. (a)........             1,600         55,600
 Home Depot, Inc..............................             1,500        103,406
 Kohl's Corp..................................             1,500         79,406
 Walgreen Co..................................             1,200         64,350
                                                                  -------------
                                                                        362,962
SOFTWARE -- 2.32%
 Microsoft Corp. (a)..........................               600         75,825
 Peoplesoft, Inc. (a).........................             1,400         73,850
                                                                  -------------
                                                                        149,675

                                                     SHARES       MARKET VALUE
                                               ----------------  -------------
COMMON STOCKS (CONTINUED)
-------------------------
TELECOMMUNICATIONS -- 5.02%
 AT & T Corp..................................             1,800     $   63,113
 Alltel Corp..................................             1,100         36,781
 Bell Atlantic Corp...........................               800         60,700
 Frontier Corp................................             1,200         23,925
 GTE Corp.....................................               800         35,100
 Telecomunicacoes Brasileiras ADR.............               400         60,700
 Telefonica de Espana SA ADR..................               500         43,125
                                                                  -------------
                                                                        323,444
TOBACCO -- 4.62%
 Philip Morris Cos., Inc......................             2,300        102,062
 RJR Nabisco Holdings Corp....................             3,400        112,200
 UST, Inc.....................................             3,000         83,250
                                                                  -------------
                                                                        297,512
                                                                  -------------
Total Common Stocks
 (cost $5,513,027)............................                        6,277,481
                                                                  -------------
PREFERRED STOCKS -- 2.16%
-------------------------
GAS & PIPELINE UTILITIES -- 0.59%
 MCN Energy Group, Inc........................               700         38,063
HOTELS & RESTAURANTS -- 0.46%
 Wendy's Financing, Inc.......................               500         29,312
INSURANCE -- 0.53%
 Jefferson Pilot Corp.........................               300         34,425
LEISURE TIME -- 0.20%
 AMC Entertainment, Inc.......................               400         12,700
RETAIL -- 0.38%
 Kmart Financing I............................               450         24,694
                                                                  -------------
Total Preferred Stocks
 (cost $125,547)..............................                          139,194
                                                                  -------------
                                               PRINCIPAL AMOUNT
                                               ----------------
CORPORATE BONDS -- 0.44%
------------------------
RETAIL -- 0.44%
 Home Depot, Inc.
   3.25%, 10/01/2001, convertable until
   10/01/2001 (cost $25,726)..................           $25,000         28,625
                                                                  -------------
TOTAL INVESTMENTS -- 100%
-------------------------
 (cost $5,664,300)............................                       $6,445,300
                                                                  =============

--------------------------------------------------------

(a) Non-income producing security



                     See notes to the financial statements.

                          JNL/EAGLE CORE EQUITY SERIES

                  SCHEDULE OF CALL OPTIONS WRITTEN (UNAUDITED)
                                 JUNE 30, 1997




 CONTRACTS
(100 SHARES
PER CONTRACT)                                                          MARKET VALUE
-------------                                                          -------------
  3             Nabisco Holdings Corp, Class A
                 Expiration September, 1997, Exercise Price $40.00.....      $(1,050)
  1             Schlumberger Ltd.
                 Expiration August, 1997, Exercise Price $120.00.......         (900)
  1             Schlumberber Ltd
                 Expiration November, 1997, Exercise Price $120.00.....       (1,388)
  2             SmithKline Beecham PLC ADR
                 Expiration August, 1997, Exercise Price $95.00........         (375)
                                                                        ------------
                 Total Call Options Written
                   (Premiums received $2,848)..........................      $(3,713)
                                                                        ============


                     See notes to the financial statements.

                        JNL/EAGLE SMALLCAP EQUITY SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997




                                              SHARES  MARKET VALUE
                                              ------  -------------
COMMON STOCKS -- 100.00%
------------------------
APPAREL & TEXTILES -- 1.82%
 Barry R.G. Corp. (a)........................  10,000     $  121,250
BUILDING & CONSTRUCTION -- 8.30%
 C.D.I. Corp. (a)............................   6,000        250,125
 Hughes Supply, Inc..........................   2,000         80,000
 Lennar Corp.................................   7,000        223,563
                                                       -------------
                                                             553,688
BUSINESS SERVICES -- 8.12%
 Interim Services, Inc. (a)..................   5,000        222,500
 RCM Technologies, Inc. (a)..................  15,000        159,375
 Wackenhut Corp. Class B.....................   8,000        159,500
                                                       -------------
                                                             541,375
COMMERCIAL SERVICES -- 2.09%
 Steiner Leisure Ltd. (a)....................   5,000        139,375

DRUGS & HEALTH CARE -- 8.88%
 Alternative Living Services, Inc. (a).......   5,200        116,675
 Angeion Corp. (a)...........................  15,000         64,687
 Arbor Health Care Co. (a)...................   5,000        155,000
 Nabi, Inc. (a)..............................  30,000        198,750
 Protein Design Labs, Inc. (a)...............   2,000         57,000
                                                       -------------
                                                            592,112
EDUCATION -- 2.85%
 Strayer Education, Inc......................   5,000        190,000

ELECTRICAL EQUIPMENT -- 6.96%
 Coherent, Inc. (a)..........................   3,500        155,750
 Pioneer Standard Electronics, Inc...........   9,000        121,500
 SymmetriCom, Inc. (a).......................  13,000        186,875
                                                       -------------
                                                             464,125
ELECTRONICS -- 11.17%
 Computer Products, Inc. (a).................   9,000        225,000
 Sawtek, Inc. (a)............................   6,000        202,500
 Trident International, Inc. (a).............  10,000        180,000
 TriQuint Semiconductor, Inc. (a)............   4,000        137,500
                                                       -------------
                                                             745,000
FINANCIAL SERVICES -- 7.93%
 Advest Group, Inc...........................   9,000        213,750
 Ampex Corp. Class A (a).....................  26,500        154,031
 Legg Mason, Inc.............................   3,000        161,438
                                                       -------------
                                                             529,219
GAS EXPLORATION -- 2.63%
 Chieftain International, Inc. (a)...........   8,000        175,500


                                              SHARES  MARKET VALUE
                                              ------  -------------
COMMON STOCKS (CONTINUED)
-------------------------
HOTELS AND RESTAURANTS -- 3.08%
 Apple South, Inc............................   3,000     $   45,750
 Capstar Hotel Co. (a).......................   5,000        160,000
                                                       -------------
                                                             205,750
HOUSEHOLD, APPLIANCES & FURNISHINGS -- 5.52%
 Chicago Miniature Lamp, Inc. (a)............   7,000        174,125
 Furniture Brands International, Inc.........  10,000        193,750
                                                       -------------
                                                             367,875
LEISURE TIME -- 1.47%
 International Speedway Corp. Class B........   5,000         98,125

NON-FERROUS METALS -- 2.26%
 Imco Recycling, Inc.........................   8,000        151,000

PETROLEUM SERVICES -- 7.98%
 Gulf Island Fabrication, Inc. (a)...........   6,000        153,750
 Marine Drilling Companies, Inc. (a).........   4,100         80,463
 Precision Drilling Corp. (a)................   4,000        193,500
 Seacor Smit, Inc. (a).......................   2,000        104,625
                                                       -------------
                                                             532,338
POLLUTION CONTROL -- 1.25%
 Superior Services, Inc. (a).................   3,500         83,125

PUBLISHING -- 5.05%
 Houghton Mifflin Co.........................   2,200        146,850
 World Color Press, Inc. (a).................   8,000        190,000
                                                       -------------
                                                             336,850
RETAIL -- 5.52%
 Cash America International, Inc.............  10,000        105,000
 Claire's Stores, Inc........................   7,000        122,500
 Footstar, Inc...............................   3,000         78,375
 Ugly Duckling Corp. (a).....................   4,000         62,000
                                                       -------------
                                                             367,875
STEEL -- 1.43%
 Envirosource, Inc. (a)......................  13,300         26,600
 UNR Industries, Inc.........................  10,000         68,750
                                                       -------------
                                                              95,350
TELECOMMUNICATIONS -- 3.87%
 Spectrian Corp. (a).........................   7,000        258,125

TRANSPORTATION -- 1.82%
 Hvide Marine, Inc. Class A (a)..............   5,500        121,687
                                                       -------------
TOTAL INVESTMENTS -- 100%
-------------------------
 (cost $5,694,744)...........................             $6,669,744
                                                       =============

--------------------------

(a) Non-income producing security.


                     See notes to the financial statements.

                            JNL/PUTNAM GROWTH SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997



                                                        SHARES              MARKET VALUE
                                                        -------             ------------
COMMON STOCKS -- 95.55%
-----------------------
AEROSPACE --2.39%
Boeing Co....................................            17,200            $   912,675
United Technologies Corp.....................             8,800                730,400
                                                                           -----------
                                                                             1,643,075
AIRLINES --0.55%
 U.S. Airways Group, Inc. (c)................            13,800                378,603
ALUMINUM --0.60%
 Aluminum Company of America (c).............             5,500                414,563
APPAREL & TEXTILES --0.71%
 Liz Claiborne, Inc..........................            10,400                484,900
BANKS -- 8.87%
 Banc One Corp...............................            12,800                620,000
 BankAmerica Corp. (c).......................            35,000              2,259,688
 BankBoston Corp.............................               800                 57,650
 Barnett Banks, Inc..........................            16,500                866,250
 Citicorp....................................             9,900              1,193,569
 Comerica, Inc...............................             4,600                312,800
 MBNA Corp...................................            21,200                776,450
                                                                           -----------
                                                                             6,086,407
BUSINESS SERVICES -- 0.39%
 Service Corp. International.................             8,200                269,575
CHEMICALS -- 2.35%
 Du Pont E I De Nemours & Co.................            12,600                792,225
 Morton International, Inc...................             2,400                 72,450
 Praxair, Inc................................            13,300                744,800
                                                                           -----------
                                                                             1,609,475
COMPUTERS & BUSINESS EQUIPMENT -- 3.02%
 Cisco Systems, Inc. (a).....................             2,900                194,663
 Compaq Computer Corp. (a)...................             3,200                317,600
 Dell Computer Corp. (a) (c).................             7,100                833,806
 EMC Corp. (a)...............................            18,600                725,400
                                                                           -----------
                                                                             2,071,469
CONGLOMERATES -- 1.28%
 Textron, Inc................................            13,200                876,150
COSMETICS & TOILETRIES -- 0.74%
 Avon Products, Inc..........................             7,200                508,050
 DRUGS & HEALTH CARE --16.60%
 Abbott Laboratories, Inc....................            17,800              1,188,150
 Bristol Myers Squibb Co.....................            15,200              1,231,200
 Cardinal Health, Inc........................            11,000                629,750
 Eli Lilly & Co. (c).........................            11,700              1,278,956
 Healthsouth Corp. (a).......................            29,400                733,162
 Johnson & Johnson Co. (c)...................            12,400                798,250
 Merck & Co., Inc............................            16,200              1,676,700
 Oxford Health Plans, Inc. (a)...............             6,600                473,550
 Pfizer, Inc. (c)............................            17,000              2,031,500


                                                        SHARES            MARKET VALUE
                                                        -------           ------------
COMMON STOCKS (CONTINUED)
-------------------------
DRUGS & HEALTH CARE (CONTINUED)
-------------------------------
 Tenet Healthcare Corp.......................             2,300            $    67,994
 United States Surgical Corp.................            15,300                569,925
 Warner-Lambert Co...........................             5,700                708,225
                                                                           -----------
                                                                            11,387,362
ELECTRICAL EQUIPMENT -- 3.28%
 General Electric Co.........................            29,400              1,922,025
 Westinghouse Electric Corp..................            14,300                330,688
                                                                           -----------
                                                                             2,252,713
ELECTRONICS -- 4.75%
 Honeywell, Inc..............................            12,800                971,200
 Intel Corp..................................             4,000                567,250
 Motorola, Inc...............................            13,000                988,000
 Philips Electronics NV N.Y.  (c)............            16,000                731,903
                                                                           -----------
                                                                             3,258,353
FINANCIAL SERVICES -- 4.00%
 American Express Co.........................            12,900                961,050
 Chase Manhattan Corp........................             6,000                582,375
 Traveler's Group, Inc.......................            19,000              1,198,188
                                                                           -----------
                                                                             2,741,613
FOOD & BEVERAGES -- 4.01%
 Campbell Soup Co............................            11,800                590,000
 Coca-Cola Co................................            17,500              1,181,250
 ConAgra, Inc................................             7,200                461,700
 Sara Lee Corp...............................            12,400                516,150
                                                                           -----------
                                                                             2,749,100
GAS & PIPELINE UTILITIES -- 1.87%
 Sonat, Inc. (c).............................            25,000              1,281,250
HOTELS & RESTAURANTS -- 1.29%
HFS, Inc.
(c)..........................................             4,200                230,076

Marriott International, Inc..................            10,700                656,712
                                                                           -----------
                                                                               886,788
HOUSEHOLD PRODUCTS -- 4.33%
 Clorox Co...................................             3,800                501,600
 Colgate Palmolive Co........................             7,800                508,950
 Gillette Co.................................            14,700              1,392,825
 Proctor & Gamble Co.........................             4,000                565,000
                                                                           -----------
                                                                             2,968,375
INDUSTRIAL MACHINERY -- 1.39%
American Standard Cos., Inc. (a).............             7,200                322,200
 Tyco International, Ltd.....................             9,100                633,019
                                                                           -----------
                                                                               955,219
INSURANCE -- 3.65%
 Aetna, Inc..................................             6,500                665,437
 American International Group, Inc...........             6,600                985,875
 Conseco, Inc................................            14,200                525,400
 MGIC Investment Corp........................             6,800                325,975
                                                                           -----------
                                                                             2,502,687


                    See notes to the financial statements.

                            JNL/PUTNAM GROWTH SERIES


                                                        SHARES               MARKET VALUE
                                                        -------              -----------
COMMON STOCKS (CONTINUED)
-------------------------
LEISURE TIME -- 1.11%
 Walt Disney Co..............................             9,500            $   762,375
MINING -- 0.50%
 Potash Corp. (c)............................             4,500                343,732
NEWSPAPERS -- 1.76%
 Gannett, Inc................................            12,200              1,204,750
OIL -- 3.16%
 British Petroleum PLC ADR...................            11,200                838,600
 Exxon Corp..................................            10,000                615,000
 Mobil Corp..................................            10,200                712,725
                                                                           -----------
                                                                             2,166,325
PACKAGING -- 0.85%
 Illinois Tool Works, Inc. (c)...............            13,200                585,398
PETROLEUM SERVICES -- 4.98%
 Baker Hughes, Inc...........................             8,800                340,450
 Elf Aquitaine PLC ADR.......................             4,500                244,969
 Halliburton Co. (c).........................            16,600              1,315,550
 Noble Drilling Corp. (c)....................             4,200                 70,149
 Schlumberger, Ltd...........................             5,900                737,500
 Transocean Offshore, Inc. (c)...............            11,800                709,105
                                                                            -----------
                                                                             3,417,723
RETAIL -- 6.12%
 Consolidated Stores Corp....................            13,625                473,469
 Costco Cos., Inc. (a).......................            20,400                670,650
 CVS Corp....................................            19,996              1,024,795
 Home Depot, Inc.............................             2,500                172,344
 Lowe's Cos., Inc............................               900                 33,412
 Safeway, Inc. (a)...........................            14,700                678,038
 TJX Cos, Inc................................            20,400                538,050
 Walgreen Co.................................            11,400                611,325
                                                                           -----------
                                                                             4,202,083
SAVINGS & LOAN -- 0.84%
 Washington Mutual, Inc......................             9,700                579,575
SOFTWARE --6.34%
 BMC Software, Inc. (a)......................            10,800                598,050
 Computer Associates International, Inc......            14,000                779,625
 HBO & Co....................................             8,500                585,437

                                                         SHARES               MARKET VALUE
                                                         ------               ------------
COMMON STOCKS (CONTINUED)
-------------------------
SOFTWARE (CONTINUED)
--------------------
 Microsoft Corp. (a).........................            11,800            $ 1,491,225
 Parametric Technology Corp. (a).............             9,600                408,600
 Peoplesoft, Inc. (a)........................             9,200                485,300
                                                                           -----------
                                                                             4,348,237
TELECOMMUNICATIONS -- 3.40%
 Ascend Communcations, Inc. (a)..............             8,100                318,937
 Lucent Technologies, Inc....................             4,300                309,869
 Sprint Corp.................................            17,900                941,988
 Telefonos de Mexico SA ADR (c)..............             9,000                367,290
 Tellabs, Inc. (a)...........................             7,100                396,713
                                                                           -----------
                                                                             2,334,797
WASTE MANAGEMENT -- 0.42%
 Republic Industries, Inc. (a)...............            11,700                291,036
                                                                           -----------
  Total Common Stocks
(cost $60,700,718)...........................                               65,561,758
                                                                           -----------
WARRANTS -- 0.53%
-----------------
ELECTRONICS -- 0.53%
 Intel Corp. (a) (c) (cost $362,503).........             3,500                362,503
                                                                           -----------

                                               PRINCIPAL AMOUNT
                                               ----------------
SHORT TERM INVESTMENTS -- 3.92%
-------------------------------
MONEY MARKET FUNDS -- 0.00%
 State Street Global Advisor Funds, 5.29%, (b)......  $     477                    477
REPURCHASE AGREEMENTS -- 3.92%
 Repurchase Agreement with United Bank of
  Switzerland, 5.90% (Collateralized by
  $1,830,000 U.S. Treasury Bond, 11.25%,
  due 02/15/2015, market value, $2,737,711)
  acquired on 06/30/1997, due
  07/01/1997............                              2,692,000              2,692,000
                                                                           -----------
Total Short Term Investments
   (cost $2,692,477).........................                                2,692,477
                                                                           -----------
TOTAL INVESTMENTS -- 100%
-------------------------
 (cost $63,755,698)..........................                              $68,616,738
                                                                           ===========

--------------------------

(a) Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 1997.
(c) Securities have been pledged as collateral for open short positions.

                    See notes to the financial statements.

                            JNL/PUTNAM GROWTH SERIES

                 SCHEDULE OF SECURITIES SOLD SHORT (UNAUDITED)
                                 JUNE 30, 1997

                                                            SHARES                  MARKET VALUE
                                                            ------                  ------------
COMMON STOCK SOLD SHORT
-----------------------
Aluminum Company of America...............................   2,600                    $  195,975
BankAmerica Corp..........................................  13,800                       890,963
Dell Computer Corp........................................   4,600                       540,213
Eli Lilly & Co............................................   4,700                       513,769
Halliburton Co............................................   8,400                       665,700
HFS, Inc..................................................   4,200                       230,076
Illinois Tool Works, Inc..................................  13,200                       585,398
Johnson & Johnson.........................................   5,600                       360,500
Noble Drilling Corp.......................................   4,200                        70,149
Pfizer, Inc...............................................   8,400                     1,003,800
Philips Electronics NV....................................  16,000                       731,903
Potash Corp...............................................   4,500                       343,732
Sonat, Inc................................................  16,300                       835,375
Telefonos de Mexico SA ADR................................   9,000                       367,290
Transocean Offshore, Inc..................................  11,800                       709,105
U.S. Airways Group, Inc...................................  13,800                       378,602
                                                                                    ------------
 Total Common Stock Sold Short
  (Proceeds $7,849,950)...................................                            $8,422,550
                                                                                    ============
WARRANTS SOLD SHORT
-------------------
Intel Corp. (Proceeds $398,824)...........................   3,500                    $  362,503
                                                                                    ============






                     See notes to the financial statements.

                         JNL/PUTNAM VALUE EQUITY SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997


                                                                            MARKET
                                                        SHARES               VALUE
                                                        ------               ------
COMMON STOCKS -- 95.40%
-----------------------
AEROSPACE -- 3.69%
  Northrop Grumman Corp......................             6,200          $    544,437
  Rockwell International Corp................             7,000               413,000
  TRW, Inc...................................            12,600               715,838
  United Technologies Corp...................             4,135               343,205
                                                                         ------------
                                                                            2,016,480
AGRICULTURAL MACHINERY -- 1.05%
  New Holland NV.............................            21,000               574,875

AIRLINES -- 0.80%
  Delta Air Lines, Inc.......................             5,310               435,420

AUTOMOBILE & PARTS -- 4.93%
  Dana Corp..................................            11,110               422,180
  Eaton Corp.................................             4,620               403,384
  Ford Motor Co..............................            13,235               499,621
  General Motors Corp........................            11,000               612,562
  Lear Corp..................................             7,860               348,788
  Tenneco, Inc...............................             9,075               410,077
                                                                         ------------
                                                                            2,696,612
BANKS -- 10.29%
  Banc One Corp..............................            12,545               607,648
  Bankers Trust NY Corp......................             5,900               513,300
  First Tennessee National Corp..............             2,600               124,800
  Fleet Financial Group, Inc.................            11,200               708,400
  Huntington Bancshares, Inc.................             4,200               123,375
  JP Morgan & Co., Inc.......................             9,200               960,250
  KeyCorp....................................             8,400               469,350
  Mellon Bank Corp...........................             6,600               297,825
  Mercantile Bancorporation, Inc.............             3,500               212,625

  Old Kent Financial Corp....................             2,310               124,740
  PNC Bank Corp..............................            22,600               940,725
  Summit Bancorp.............................             5,300               265,662
  Union Planters Corp........................             5,355               277,791
                                                                         ------------
                                                                            5,626,491
BUILDING & CONSTRUCTION -- 1.96%
  Armstrong World Industries.................             6,700               491,612
  Masco Corp.................................            13,925               581,369
                                                                         ------------
                                                                            1,072,981
BUSINESS SERVICES -- 0.73%
  NCR Corp...................................            13,500               401,625

CHEMICALS -- 3.85%
  DuPont E I DeNemours & Co..................             9,000               565,875
  Eastman Chemical Co........................             8,400               533,400
  Hercules, Inc..............................             7,395               354,036
  Witco Corp.................................            17,200               652,525
                                                                         ------------
COMPUTERS & BUSINESS EQUIPMENT -- 5.97%
  Hewlett Packard Co.........................            11,000               616,000
  Intel Corp.................................             2,995               424,728
  International Business Machines Corp.......            12,200             1,100,287
  Xerox Corp.................................            14,275             1,125,941
                                                                         ------------
                                                                            3,266,956


                                                                           MARKET
                                                      SHARES                VALUE
                                                      ------               ------
COMMON STOCKS (CONTINUED)
-------------------------

CONGLOMERATES -- 0.78%
  Fortune Brands, Inc........................            11,400          $    425,362

CONTAINERS & GLASS -- 2.28%
  Crown Cork & Seal, Inc.....................             8,800               470,250
  Owens Illinois, Inc........................            17,740               549,940
  Temple Inland, Inc.........................             4,200               226,800
                                                                         ------------
                                                                            1,246,990
DRUGS & HEALTH CARE -- 5.42%
  American Home Products Corp................             8,200               627,300
  Baxter International, Inc..................            16,750               875,188
  Bristol Myers Squibb Co....................             7,200               583,200
  Pharmacia & Upjohn, Inc....................            25,300               879,175
                                                                         ------------
ELECTRIC UTILITIES -- 0.79%
                                                                            2,964,863
  Duke Power Co..............................             9,068               434,722

ELECTRICAL EQUIPMENT -- 1.57%
  Cooper Industries, Inc.....................            10,200               507,450
  General Signal Corp........................             8,000               349,000
                                                                         ------------
                                                                              856,450
ELECTRONICS -- 2.60%
  General Motors Corp. Class H...............             8,100               467,775
  Motorola, Inc..............................             7,475               568,100
  Texas Instruments, Inc.....................             4,575               384,586
                                                                         ------------
                                                                            1,420,461
FINANCIAL SERVICES -- 1.36%
  Beneficial Corp............................             3,930               279,276
  Regions Financial Corp.....................             6,100               192,912
  Salomon, Inc...............................             4,900               272,563
                                                                         ------------
                                                                              744,751
FOOD & BEVERAGES -- 2.57%
  General Mills, Inc.........................             7,700               501,462
  Sara Lee Corp..............................            11,600               482,850
  Whitman Corp...............................            16,550               418,922
                                                                         ------------
                                                                            1,403,234
FOREST PRODUCTS -- 1.36%
  Weyerhauser Co.............................            14,300               743,600

GAS EXPLORATION -- 0.90%
  Occidental Petroleum Corp..................            19,700               493,731

GAS & PIPELINE UTILITIES -- 0.70%
  Coastal Corp...............................             7,200               382,950

HOUSEHOLD APPLIANCES & FURNISHINGS -- 0.80%
  Whirlpool Corp.............................             8,000               436,500

HOUSEHOLD PRODUCTS -- 2.00%
  Colgate Palmolive Co.......................             8,100               528,525
  Tupperware Corp............................            14,430               566,845
                                                                         ------------
                                                                            1,095,370

                     See notes to the financial statements.

                         JNL/PUTNAM VALUE EQUITY SERIES


                                                                             MARKET
                                                       SHARES                VALUE
                                                       ------                ------

COMMON STOCKS (CONTINUED)
-------------------------
INSURANCE -- 3.34%
  American General Corp......................             11,600              $553,900
  Aon Corp...................................             12,100               626,175
  CIGNA Corp.................................              1,065               189,037
  USF & G Corp...............................             19,200               460,800
                                                                          ------------
                                                                             1,829,912

LIQUOR -- 0.63%
  Anheuser Busch Cos., Inc...................              8,180               343,049

MINING -- 0.96%
  Freeport McMoran Copper & Gold.............             17,890               523,283

OIL -- 5.38%
  Amoco Corp.................................              7,400               643,337
  Atlantic Richfield Co......................              4,475               315,487
  British Petroleum PLC ADR..................              7,780               582,528
  ENI SPA ADR................................              1,900               107,350
  Exxon Corp.................................              8,880               546,120
  Mobil Corp.................................              8,200               572,975
  YPF Sociedad Anonima ADR...................              5,600               172,200
                                                                          ------------
                                                                             2,939,997
PAPER -- 3.68%
  Kimberly Clark Corp........................             19,400               965,150
  Minnesota Mining & Manufacturing Co........             10,300             1,050,600
                                                                          ------------
PETROLEUM SERVICES -- 2.39%                                                  2,015,750
  Elf Aquitane...............................             13,300               724,019
  Total SA ADR...............................             11,500               582,188
                                                                          ------------
PHOTOGRAPHY -- 3.10%                                                         1,306,207
  Eastman Kodak Co...........................              9,600               736,800
  Polaroid Corp..............................             17,300               960,150
                                                                          ------------
POLLUTION CONTROL -- 0.44%                                                   1,696,950
  Waste Management, Inc......................              7,460               239,653

PUBLISHING -- 1.04%
  McGraw Hill Cos., Inc......................              9,665               568,423

RAILROADS & EQUIPMENT -- 2.50%
  Canadian National Railway Co...............              6,400               280,000
  Norfolk Southern Corp......................              5,200               523,900
  Union Pacific Corp.........................              8,000               564,000
                                                                          ------------
                                                                             1,367,900
RETAIL -- 2.96%
  Kmart Corp.................................             47,300               579,425
  Lowe's Cos., Inc...........................             14,405               534,786
  Sears Roebuck & Co.........................              9,400               505,250
                                                                          ------------
                                                                             1,619,461

                                                                              MARKET
                                                        SHARES                VALUE
                                                        ------                ------
COMMON STOCKS (CONTINUED)
-------------------------
SAVINGS & LOAN -- 0.69%
  Ahmanson HF & Co...........................              8,800              $378,400

SOFTWARE -- 1.01%
  Computer Associates International, Inc.....              9,900               551,306

TELECOMMUNICATIONS -- 6.85%
  Ameritech Corp.............................              7,910               537,385
  AT&T Corp..................................              9,055               317,491
  Bellsouth Corp.............................             13,700               635,338
  Lucent Technologies, Inc...................                900                64,856
  SBC Communications, Inc....................             12,110               749,306
  Sprint Corp................................             20,500             1,078,813
  US West, Inc...............................              9,600               361,800
                                                                          ------------
                                                                             3,744,989
TIRES & RUBBER -- 1.11%
  Goodyear Tire & Rubber, Inc................              9,570               605,901

TOBACCO -- 2.29%
  Gallaher Group PLC ADR.....................             10,600               195,437
  Phillip Morris Cos., Inc...................             15,150               672,281
  RJR Nabisco Holdings Corp..................             11,720               386,760
                                                                          ------------
                                                                             1,254,478
TRANSPORTATION -- 0.63%
  Ryder Systems, Inc.........................             10,500               346,500
                                                                          ------------
   Total Common Stocks
      (cost $49,233,140).....................                               52,178,419
                                                                          ------------
PREFERRED STOCK -- 0.84%


AGRICULTURAL MACHINERY -- 0.84%
  Case Corp. (cost $392,805).................              2,800               460,950
                                                                          ------------
                                                     PRINCIPAL
                                                      AMOUNT
                                                     ---------
SHORT TERM INVESTMENTS -- 3.76%

MONEY MARKET FUNDS -- 0.00%
  State Street Global Advisor Fund,
   5.29%, (a).................................              $782                    82

REPURCHASE AGREEMENTS -- 3.76%
  Repurchase agreement with United Bank of
   Switzerland, 5.90% (Collateralized by
   $1,397,000 U.S. Treasury Bond, 11.25%, due
   02/15/2015, market value - $2,089,936),
   acquired on 6/30/1997, due 07/01/1997......         2,056,000             2,056,000
                                                                          ------------
   Total Short Term Investments
     (cost $2,056,782)..........................                             2,056,782
                                                                          ------------
TOTAL INVESTMENTS -- 100%

  (cost $51,682,727).........................                              $54,696,151
                                                                           ===========

(a) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 1997.


                     See notes to the financial statements.

                        PPM AMERICA/JNL BALANCED SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997


                                                    SHARES               MARKET VALUE
                                               ----------------          ------------
COMMON STOCKS -- 48.91%
-----------------------
AEROSPACE -- 2.60%
 Lockheed Martin Corp.........................             3,600            $  372,825
 TRW, Inc.....................................             7,400               420,413
 United Technologies Corp.....................             3,700               307,100
                                                                          ------------
                                                                             1,100,338
APPAREL & TEXTILES -- 1.14%

 VF Corp......................................             5,700               483,075

AUTOMOBILES & PARTS -- 1.92%
 Ford Motor Co................................            10,900               411,475
 General Motors Corp..........................             7,200               400,950
                                                                          ------------
                                                                               812,425
BANKS -- 3.37%
 BankAmerica Corp.............................             3,000               193,687
 Charter One Financial, Inc...................             8,300               447,162
 KeyCorp......................................             7,300               407,888
 Mellon Bank Corp.............................             8,400               379,050
                                                                          ------------
                                                                             1,427,787
CHEMICALS -- 2.58%
 Grace W.R. & Co..............................             4,900               270,112
 PPG Industries, Inc..........................             7,000               406,875
 Rohm & Haas Co...............................             4,600               414,288
                                                                          ------------
                                                                             1,091,275
COMPUTERS & BUSINESS EQUIPMENT -- 2.39%
 International Business Machines Corp.........             5,700               514,069
 Xerox Corp...................................             6,300               496,913
                                                                          ------------
                                                                             1,010,982
CONGLOMERATES -- 0.31%
 Fortune Brands, Inc..........................             3,500               130,594

DRUGS & HEALTH CARE -- 2.22%
 Columbia/HCA Healthcare Corp.................            10,000               393,125
 Pharmacia & Upjohn, Inc......................             6,100               211,975
 Wellpoint Health Networks, Inc. (a)..........             7,300               334,888
                                                                          ------------
                                                                               939,988
ELECTRIC UTILITIES -- 2.97%
 GPU, Inc.....................................            11,600               416,150
 Ohio Edison Co...............................            19,200               418,800
 Peco Energy Co...............................            20,200               424,200
                                                                          ------------
                                                                             1,259,150
ELECTRICAL EQUIPMENT -- 0.94%

 Cooper Industries, Inc.......................             8,000               398,000

ELECTRONICS -- 0.75%
 Harris Corp..................................             3,800               319,200

                                                    SHARES               MARKET VALUE
                                               ----------------          ------------
COMMON STOCKS (CONTINUED)
-------------------------
FINANCIAL SERVICES -- 2.57%
 American Financial Group, Inc................             5,000            $  212,600
 Beneficial Corp..............................             6,200               440,587
 Chase Manhattan Corp.........................             4,500               436,781
                                                                          ------------
                                                                             1,089,968
GAS EXPLORATION -- 1.15%

 Occidental Petroleum Corp....................            19,400               486,213

INDUSTRIAL MACHINERY -- 1.06%

 Parker Hannifin Corp.........................             7,400               449,088

INSURANCE -- 4.60%
 Aegon NV.....................................                 1                    66
 Aetna, Inc...................................             3,900               399,262
 American General Corp........................             8,400               401,100
 Cigna Corp...................................             2,200               390,500
 Hartford Financial Services Group, Inc.......             5,000               413,750
 TransAmerica Corp............................             3,700               346,181
                                                                          ------------
                                                                             1,950,859
LIQUOR -- 0.66%
 Anheuser Busch Cos., Inc.....................             6,700               280,981

MINING -- 0.91%
 Phelps Dodge Corp............................             4,500               383,344

OIL & GAS -- 2.24%
 Ashland, Inc.................................             6,500               301,437
 Chevron Corp.................................             5,600               414,050
 Exxon Corp...................................             3,800               233,700
                                                                          ------------
                                                                               949,187
PAPER -- 0.96%
 Mead Corp....................................             6,500               404,625

PHOTOGRAPHY -- 0.89%
 Polaroid Corp................................             6,800               377,400

RETAIL -- 1.94%
 Federated Department Stores, Inc.............            11,800               410,050
 J.C. Penney, Inc.............................             7,900               412,281
                                                                          ------------
                                                                               822,331
STEEL -- 0.52%

 Nucor Corp...................................             3,900               220,350

TELECOMMUNICATIONS -- 5.33%
 AT&T Corp....................................            11,400               399,712
 GTE Corp.....................................             9,500               416,812
 SBC Communications, Inc......................             6,900               426,938
 Sprint Corp..................................             9,800               515,725
 U S West, Inc................................            13,200               497,475
                                                                          ------------
                                                                             2,256,662

                     See notes to the financial statements.

                        PPM AMERICA/JNL BALANCED SERIES

                                                    SHARES               MARKET VALUE
                                               ----------------          ------------
COMMON STOCKS (CONTINUED)
-------------------------
TOBACCO -- 2.00%
 Philip Morris Cos., Inc......................             9,600            $  426,000
 RJR Nabisco Holdings Corp....................            12,700               419,100
                                                                          ------------
                                                                               845,100
TOYS -- 0.88%
 Hasbro, Inc..................................            13,200               374,550

TRANSPORTATION -- 2.01%
 Burlington Northern Santa Fe.................             4,800               431,400
 CSX Corp.....................................             7,600               421,800
                                                                          ------------
                                                                               853,200
                                                                          ------------
  Total Common Stocks
   (cost $19,336,972).........................                              20,716,672
                                                                          ------------
                                               PRINCIPAL AMOUNT
                                               ----------------
CORPORATE BONDS -- 18.86%
-------------------------
AUTOMOBILES & PARTS -- 0.73%
 Exide Corp.,
  10.00%, 04/15/2005...........................         $ 300,000               310,500

BROADCASTING -- 0.75%
 Capstar Broadcasting Partners, Inc. (144a),
  (step-up bond), 12.75%, 02/01/2009...........           500,000               317,500

BUILDING & CONSTRUCTION -- 0.70%
 D R Horton, Inc.,
  8.375%, 06/15/2004...........................           300,000               297,750

CONSUMER PRODUCTS -- 1.39%
 Coty, Inc.,
  10.25%, 05/01/2005...........................           300,000               318,000
 Revlon Worldwide Corp. (144a), Zero Coupon,
  03/15/2001...................................           400,000               271,000
                                                                           ------------
                                                                                589,000
DEFENSE -- 0.78%
 Alliant Techsystems, Inc.
  11.75%, 03/01/2003...........................           300,000               331,875

FABRICATED METALS PRODUCTS -- 0.80%
 UCAR Global Enterprises, Inc.
  12.00%, 01/15/2005...........................           300,000               337,500

GAMING -- 2.22%
 Horseshoe Gaming, Inc, Series B,
  12.75%, 09/30/2000...........................           300,000               334,500
 Rio Hotel & Casino, Inc.,
  9.50%, 04/15/2007............................           300,000               309,000
 Station Casinos, Inc. (144a),
  9.75%, 04/15/2007............................           300,000               297,375
                                                                           ------------
                                                                                940,875


                                               PRINCIPAL AMOUNT          MARKET VALUE
                                               ----------------          ------------
CORPORATE BONDS (CONTINUED)
---------------------------
INDUSTRIAL MACHINERY -- 1.98%
 Mesa Operating Co. (step-up bond),
  11.625%, 07/01/2006..........................         $ 400,000            $  308,000
 Therma Wave, Inc. (144a),
  10.625%, 05/15/2004..........................           200,000               212,000
 U.S. Can Corp., Series B,
  10.125%, 10/15/2006..........................           300,000               318,750
                                                                           ------------
                                                                                838,750
MEDIA & CABLE -- 1.36%
 Century Communications Corp.
  9.50%, 08/15/2000............................           250,000               258,750
 Rogers Cantel, Inc.
  9.375%, 06/01/2008...........................           300,000               316,500
                                                                           ------------
                                                                                575,250
PAPER -- 1.55%
 Buckeye Cellulose Corp.,
  9.25%, 09/15/2008............................            15,000                15,675
 S.D. Warren Co., Series B
  12.00%, 12/15/2004...........................           300,000               333,000
 Stone Container Corp.,
  12.25%, 04/01/2002...........................           300,000               306,000
                                                                           ------------
                                                                                654,675
PETROLEUM SERVICES -- 2.18%
 DI Industries, Inc.,
  8.875%, 07/01/2007...........................           300,000               298,524
 Nuevo Energy Co.,
  9.50%, 04/15/2006............................           300,000               312,000
 Pride Petroleum Services,
  9.375%, 05/01/2007...........................           300,000               313,500
                                                                           ------------
                                                                                924,024
POLLUTION CONTROL -- 0.73%
 Allied Waste Industries, Inc. (144a),
  (step-up bond), 11.30%, 07/01/2007...........           500,000               307,500

RETAIL -- 1.54%
 Smith's Food & Drug Co.,
  11.25%, 05/15/2007...........................           300,000               351,000
 Specialty Retailers, Inc. (144a),
  8.50%, 07/15/2005............................           300,000               300,000
                                                                           ------------
                                                                                651,000
STEEL -- 0.71%
 W.R. Carpenter North America, Inc. (144a),
  10.625%, 07/15/2007..........................           300,000               301,500

TRANSPORTATION -- 1.44%
 Coach USA, Inc. (144a),
  9.375%, 07/01/2007...........................           300,000               297,000
 Continental Airlines, Inc.,
  9.50%, 12/15/2001............................           300,000               313,500
                                                                           ------------
                                                                                610,500
                                                                           ------------
   Total Corporate Bonds
    (cost $7,889,961).........................                                7,988,199
                                                                           ------------

                     See notes to the financial statements.

                        PPM AMERICA/JNL BALANCED SERIES


                                               PRINCIPAL AMOUNT          MARKET VALUE
                                               ----------------          ------------
U.S. GOVERNMENT SECURITIES -- 30.21%
------------------------------------
U.S. GOVERNMENTAL AGENCIES -- 15.98%
 Federal Home Loan Mortgage Corp.
  6.75%, 06/15/2004............................         $ 631,461            $  631,179
  6.50%, 04/01/2012............................           745,092               730,653
  7.50%, 03/01/2027............................           747,137               749,938
 Federal National Mortgage Association
  7.50%, 04/01/2012............................           745,429               756,140
  8.00%, 08/01/2026............................           740,024               756,438
 Government National Mortgage Association
  6.50%, 12/15/2023............................           259,113               249,720
  6.50%, 04/15/2026............................         2,473,283             2,365,843
  9.00%, 04/15/2027............................           501,537               530,059
                                                                           ------------
                                                                              6,769,970
U.S. TREASURY BONDS -- 3.29%
  6.97%, 11/15/2016, principal only (c)........         1,100,000               297,913
  7.625%, 02/15/2025...........................         1,000,000             1,095,000
                                                                          ------------
                                                                             1,392,913
U.S. TREASURY NOTES -- 10.94%
  5.125%, 07/30/1998...........................           500,000               496,875
  5.875%, 03/31/1999...........................         1,600,000             1,596,000
  6.875%, 07/31/1999...........................           200,000               202,906
  5.875%, 11/30/2001...........................         1,000,000               980,780
  6.625%, 03/31/2002...........................           500,000               504,530
  5.875%, 11/15/2005...........................           300,000               287,016
  6.50%, 10/15/2006............................           570,000               567,595
                                                                           ------------
                                                                              4,635,702
                                                                           ------------
    Total U.S. Government Securities
    (cost $12,779,630).........................                              12,798,585
                                                                           ------------

                                               PRINCIPAL AMOUNT          MARKET VALUE
                                               ----------------          ------------
MORTGAGE BACKED SECURITIES -- 1.19%
-----------------------------------
 Prudential Home Loan Mortgage Securities Co.,
  Series 1993-44, Class A5
   6.00%, 11/25/2023............................         $ 520,936           $  503,355
                                                                           ------------
    Total Mortgage Backed Securities
     (cost $497,087)...........................                                 503,355
                                                                           ------------
SHORT TERM INVESTMENTS -- 0.83%
-------------------------------
COMMERCIAL PAPER -- 0.81%
 American Express Credit Corp.
  5.50%, 07/01/1997............................           120,000               120,000
  5.56%, 07/02/1997............................           125,000               124,980
 Household Financial Corp.
  6.08%, 07/01/1997............................           100,000               100,000
                                                                           ------------
                                                                                344,980
MONEY MARKET FUNDS -- 0.02%
 State Street Global Advisor Fund,
  5.29% (b)....................................             6,365                 6,365
                                                                           ------------
    Total Short Term Investments
     (cost $351,345)...........................                                 351,345
                                                                           ------------
TOTAL INVESTMENTS -- 100%
-------------------------
  (cost $40,854,996)...........................                             $42,358,157
                                                                           ============

(a) Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 1997.
(c) The interest rate disclosed for principal only strip represents effective Myield at June 30, 1997, based upon estimated future cash flows.


                    See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997


                                                       PRINCIPAL                 MARKET
                                                         AMOUNT                   VALUE
                                                       ---------                 ------
CORPORATE BONDS -- 94.63%
-------------------------
AGRICULTURAL MACHINERY -- 0.79%
  AGCO Corp. (144a), 8.50%, 03/15/2006..............        $300,000               $306,750

APPAREL & TEXTILES -- 3.62%
  Pillowtex Corp., 10.00%, 11/15/2006...............         830,000                871,500
  Tultex Corp. (144a), 9.625%, 04/15/2007...........         500,000                531,250
                                                                              -------------
                                                                                  1,402,750
AUTOMOBILES & PARTS -- 2.77%
  Exide Corp., (step-up bond), 10.00%,
    04/15/2005 (a)..................................         700,000                724,500
Lear Seating Corp.,  9.50%, 07/15/2006..............         325,000                346,125
                                                                              -------------
                                                                                  1,070,625
BANKS -- 1.98%
  First Nationwide Holdings, 10.625%, 10/01/2003....         700,000                766,500

BROADCASTING -- 1.64%
  Capstar Broadcasting Partners (144a),
    (step-up bond), 12.75%, 02/01/2009..............       1,000,000                635,000

BUILDING & CONSTRUCTION -- 3.51%
  D.R. Horton, Inc., 8.375%, 06/15/2004.............         500,000                496,250
  Johns Manville International Group, Inc.,
    10.875%, 12/15/2004.............................         500,000                555,000
  Toll Corp., 8.75%, 11/15/2006.....................         300,000                306,000
                                                                              -------------
                                                                                  1,357,250
CHEMICALS -- 4.07%
  Freedom Chemical Co., 10.625%, 10/15/2006.........         500,000                524,375
  Key Plastics, Inc. (144a), 10.25%, 03/15/2007.....         500,000                525,000
  Laroche Industries, Inc., 13.00%, 08/15/2004......         475,000                524,875
                                                                              -------------
                                                                                  1,574,250
COMMUNICATIONS -- 3.48%
  Centennial Cellular Corp., 8.875%, 11/01/2001.....         300,000                298,500
  Gray Communications, 10.625%, 10/01/2006..........         200,000                214,000
  K-III Communications, Ser. B, 8.50%, 02/01/2006...         200,000                200,000
  Rogers Cantel Mobile, Inc., 9.375%, 06/01/2008....         300,000                316,500
  Rogers Cantel Mobile, Inc., 9.75%, 06/01/2016.....         200,000                213,000
  Rogers Communications, Inc.,
    10.875%, 04/15/2004.............................         100,000                104,750
                                                                              -------------
                                                                                  1,346,750
CONSUMER PRODUCTS -- 3.94%
  Coty, Inc., 10.25%, 05/01/2005....................         600,000                636,000
  Revlon Worldwide Corp. (144a), Zero Coupon,
    03/15/2001 (a)..................................       1,000,000                677,500
  Simmons Co., 10.75%,  04/15/2006..................         200,000                210,500
                                                                              -------------
                                                                                  1,524,000
DEFENSE -- 1.43%
  Alliant Techsystems, Inc., 11.75%, 03/01/2003.....         500,000                553,125

DRUGS & HEALTH CARE -- 2.62%
  Leiner Health Products (144a),
    9.625%, 07/01/2007..............................      1,000,000              1,012,500



                                                          PRINCIPAL                  MARKET
                                                           AMOUNT                    VALUE
                                                          ---------                  ------
CORPORATE BONDS (CONTINUED)
---------------------------
ELECTRONICS -- 1.81%
  Tracor, Inc. (144a), 8.50%, 03/01/2007............        $700,000               $700,000

FABRICATED METAL PRODUCTS -- 0.60%
  UCAR Global Enterprises, Inc.,
    12.00%, 01/15/2005..............................         207,000                232,875

FOOD & BEVERAGES -- 3.86%
  Dominick's Finer Foods, Series B,
    10.875%, 05/01/2005.............................         600,000                663,000
  International Home Foods, Inc.,
    10.375%, 11/01/2006.............................         700,000                717,500
  Keebler Corp., 10.75%, 07/01/2006.................         100,000                112,000
                                                                              -------------
                                                                                  1,492,500
GAMING -- 5.74%
  Harvey's Casino Resorts, 10.625%, 06/01/2006......         200,000                212,000
  Horseshoe Gaming, Series B, 12.75%, 09/30/2000....         800,000                892,000
  Rio Hotel & Casino, Inc. (144a),
    9.50%, 04/15/2007...............................         400,000                412,000
  Station Casinos, Inc., 10.125%, 03/15/2006........         700,000                705,250
                                                                              -------------
                                                                                  2,221,250
INDUSTRIAL MACHINERY -- 5.51%
  Day International Group, Inc., Series B,
    11.125%, 06/01/2005.............................         100,000                106,000
  Mesa Operating Co., (step-up bond), 11.625%,
    07/01/2006......................................         700,000                539,000
  Therma-Wave, Inc. (144a), 10.625%, 05/15/2004.....         800,000                848,000
  U.S. Can Corp., Series B, 10.125%, 10/15/2006.....         600,000                637,500
                                                                              -------------
                                                                                  2,130,500
MEDIA CABLE -- 7.13%
  Century Communications
   9.75%, 02/15/2002................................         400,000                417,000
   9.50%, 03/01/2005................................         100,000                102,500
  Frontiervision, 11.00%,10/15/2006.................         400,000                419,000
  Jones Intercable, Inc., 9.625%, 03/15/2002........         425,000                445,187
  Marcus Cable Co., 11.875%,10/01/2005..............         735,000                793,800
  Rogers Cablesystems Limited
   9.625%, 08/01/2002...............................         450,000                474,750
   10.00%, 03/15/2005...............................         100,000                108,000
                                                                              -------------
                                                                                  2,760,237
MERCHANDISING -- 1.08%
  E & S Holdings Corp.,
    10.375%, 10/01/2006.............................         400,000                416,000

PACKAGING -- 0.81%
  Printpack, Inc., Series B, 10.625%, 08/15/2006....         300,000                315,000

 PAPER -- 4.57%
  Doman Industries Ltd., 8.75%, 03/15/2004..........         200,000                193,000
  S.D. Warren Co., Series B, 12.00%, 12/15/2004.....         500,000                555,000
  Stone Container Corp., 12.25%, 04/01/2002.........       1,000,000              1,020,000
                                                                              -------------
                                                                                  1,768,000

                     See notes to the financial statements.

                     PPM AMERICA/JNL HIGH YIELD BOND SERIES


                                                          PRINCIPAL                MARKET
                                                           AMOUNT                   VALUE
                                                          ---------                ------
CORPORATE BONDS (CONTINUED)
---------------------------
PETROLEUM SERVICES -- 13.62%
  Cliffs Drilling Co., Series B,
    10.25%, 05/03/2015..............................        $300,000               $319,500
  Cross Timbers Oil Co., Series B (144a),
    9.25%, 04/01/2007...............................         400,000                413,000
  DI Industries, Inc., 8.875%, 07/01/2007...........         500,000                497,540
  Nuevo Energy Co., 9.50%, 04/15/2006...............         700,000                728,000
  Ocean Energy, Inc. (144a), 8.875%, 07/15/2007.....         800,000                798,640
  Parker Drilling Co., Series B, 9.75%, 11/15/2006           700,000                735,875
  Pride Petroleum Services, Inc.,
    9.375%, 05/01/2007..............................       1,000,000              1,045,000
  Veritas DGC, Inc., 9.75%, 10/15/2003..............         700,000                731,500
                                                                              -------------
                                                                                  5,269,055
POLLUTION CONTROL -- 2.24%
  Allied Waste Industries, Inc. (144a),
    (step-up bond), 11.30%, 06/01/2007..............         500,000                307,500
  Norcal Waste System, Inc., Series B,
    (step-up bond), 13.00%, 11/15/2005..............         500,000                560,000
                                                                              -------------
                                                                                    867,500
PRINTING & PUBLISHING -- 1.32%
  Hollinger International Publishing, Inc.,
    9.25%, 03/15/2007...............................        500,000                 510,000

RETAIL -- 5.38%
  Finlay Enterprises, Inc., (step-up bond),
    12.00%, 05/01/2005..............................         400,000                380,000
  Smith's Food & Drug, 11.25%,05/15/2007............         600,000                702,000
  Specialty Retailers, Inc. (144a),
    8.50%, 07/15/2005...............................       1,000,000              1,000,000
                                                                              -------------
                                                                                  2,082,000
STEEL -- 4.79%
  Carpenter W.R. North America Inc. (144a),
    10.625%, 06/15/2007.............................       1,000,000              1,005,000
  NS Group, Inc., 13.50%, 07/15/2003................         450,000                526,500
  Oregon Steel Mills, Inc., 11.00%, 06/15/2003......         300,000                321,000
                                                                              -------------
                                                                                  1,852,500
TOBACCO -- 1.88%
  Dimon, Inc., 8.875%, 06/01/2006...................         700,000                728,075

TRANSPORTATION -- 4.44%
  Coach USA, Inc. (144a), 9.375%, 07/01/2007........       1,000,000                990,000
  Continental Airlines, Inc., 9.50%, 12/15/2001.....         500,000                522,500
  Viking Star Shipping, Inc.,  9.625%, 07/15/2003...         200,000                204,000
                                                                              -------------
                                                                                  1,716,500
                                                                              -------------
    Total Corporate Bonds
      (cost $35,644,193)............................                             36,611,492
                                                                              -------------


                                                                                 MARKET
                                                            SHARES                VALUE
                                                            ------                ------
COMMON STOCKS -- 0.71%
----------------------
CHEMICALS -- 0.17%
  General Chemical Group, Inc.......................           2,500                $66,875

ELECTRONICS -- 0.22%
  Bell & Howell Co..................................           2,700                 83,194

FOREST PRODUCTS -- 0.18%
  Buckeye Cellulose Corp............................           2,100                 70,875

INDUSTRIAL MACHINERY -- 0.14%
  U.S. Can Corp.....................................           3,800                 54,150
                                                                              -------------

    Total Common Stocks
      (cost $255,854)...............................                                275,094
                                                                              -------------
PREFERRED STOCKS -- 1.52%
-------------------------

BROADCASTING -- 1.52%
  American Radio Systems Corp. (144a)
    (cost $556,665).................................           5,533                589,211
                                                                              -------------
WARRANTS & RIGHTS -- 0.00%
--------------------------

INDUSTRIAL MACHINERY -- 0.00%
  Terex Corp.
    (cost $831).....................................           400                    4,600
                                                                              -------------

                                                         PRINCIPAL
                                                          AMOUNT
                                                         ---------



SHORT TERM INVESTMENTS -- 3.14%
-------------------------------
COMMERCIAL PAPER -- 3.10%
-------------------------
  Disney Walt Co., 5.45%, 07/01/1997................        $325,000                325,000
  Ford Motor Credit Co., 5.46%, 07/01/1997..........         600,000                600,000
  Household Financial Corp., 6.08%, 07/01/1997......         275,000                275,000
                                                                              -------------
                                                                                  1,200,000
MONEY MARKET FUNDS -- 0.04%
---------------------------
  State Street Global Advisor Fund, 5.29%, (b)......          14,499                 14,499
                                                                              -------------
    Total Short Term Investments
      (cost $1,214,499).............................                              1,214,499
                                                                              -------------
TOTAL INVESTMENTS -- 100%
-------------------------
  (cost $37,672,042)................................                          $  38,694,896
                                                                              =============

----------------------------

(a) Denotes deferred interest security that receives no coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 1997.



                     See notes to the financial statements.

                      PPM AMERICA/JNL MONEY MARKET SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997


                                                PRINCIPAL AMOUNT          MARKET VALUE
                                                ----------------          ------------
COMMERCIAL PAPER -- 99.99%
--------------------------
CAPTIVE FINANCE -- 17.90%
  American Express Credit Corp.
     5.53%, 07/01/1997...........................    $ 500,000            $  500,000
  Chrysler Financial Corp.
     5.52%, 07/10/1997...........................      500,000               499,310
     5.52%, 07/17/1997...........................      230,000               229,436
     5.57%, 07/25/1997...........................      437,000               435,377
  Ford Motor Credit Co.
     5.35%, 07/07/1997...........................      150,000               149,866
     5.70%, 07/07/1997...........................      150,000               149,857
     5.35%, 07/23/1997...........................      370,000               368,790
     5.35%, 07/25/1997...........................      225,000               224,198
     5.58%, 08/26/1997...........................      560,000               555,139
  General Motors Acceptance Corp.
     5.37%, 07/07/1997...........................      200,000               199,821
     5.44%, 07/14/1997...........................      135,000               134,735
     5.61%, 09/04/1997...........................      250,000               247,468
     5.77%, 10/20/1997...........................      270,000               265,196
     5.69%, 10/27/1997...........................      425,000               417,074
     5.77%, 12/08/1997...........................      300,000               292,307
  J C Penney Corp.
     5.55%, 08/22/1997...........................      250,000               247,996
  John Deere Capital Corp.
     5.70%, 09/26/1997...........................      305,000               300,799
  Sears Roebuck Acceptance Corp.
     5.54%, 07/15/1997...........................      125,000               124,731
     5.52%, 07/16/1997...........................      250,000               249,425
     5.53%, 07/18/1997...........................      250,000               249,347
     5.55%, 07/29/1997...........................      350,000               348,489
     5.61%, 08/28/1997...........................      250,000               247,740
     5.65%, 11/03/1997...........................      350,000               343,134
                                                                          ----------
                                                                           6,780,235
CASINOS -- 1.20%
  Circus Circus Enterprises, Inc.
     5.93%, 08/20/1997...........................      460,000               456,211

CHEMICALS -- 0.77%
  DuPont E I DeNemours & Co.
     5.62%, 12/02/1997...........................      300,000               292,788

COMPUTERS -- 2.65%
  International Business Machines Credit Corp.
     5.50%, 07/08/1997...........................      500,000               499,465
     5.51%, 07/15/1997...........................      100,000                99,786
     5.54%, 07/18/1997...........................      165,000               164,568
     5.54%, 07/25/1997...........................      240,000               239,114
                                                                           ---------
                                                                           1,002,933
CONSUMER FINANCE -- 18.20%
  American General Financial Corp.
     5.61%, 07/16/1997...........................      300,000               299,299
     5.65%, 07/28/1997...........................      250,000               248,941
     5.59%, 08/28/1997...........................      295,000               292,343
     5.56%, 09/15/1997...........................      220,000               217,418
     5.59%, 10/08/1997...........................      275,000               270,773
     5.71%, 11/10/1997...........................      215,000               210,499


                                              PRINCIPAL AMOUNT          MARKET VALUE
                                              ----------------          ------------
COMMERCIAL PAPER (CONTINUED)
----------------------------
CONSUMER FINANCE (CONTINUED)
  Beneficial Corp.
     5.63%, 07/15/1997...........................    $ 300,000            $  299,343
     5.58%, 08/28/1997...........................      205,000               203,157
     5.56%, 09/18/1997...........................      715,000               706,276
     5.54%, 10/14/1997...........................      410,000               403,375
  Heller Financial, Inc.
     5.40%, 07/08/1997...........................      275,000               274,711
     5.57%, 07/15/1997...........................      120,000               119,740
     5.62%, 07/17/1997...........................      400,000               399,001
     5.55%, 07/18/1997...........................      250,000               249,345
     5.75%, 10/14/1997...........................      210,000               206,478
     5.73%, 10/28/1997...........................      300,000               294,318
  Household Financial Corp.
     6.08%, 07/01/1997...........................      190,000               190,000
     5.62%, 07/30/1997...........................      280,000               278,732
     5.59%, 08/25/1997...........................      650,000               644,449
     5.59%, 09/03/1997...........................      425,000               420,776
  Northwest Financial, Inc.
     5.54%, 07/22/1997...........................      370,000               368,804
     5.55%, 07/24/1997...........................      300,000               298,936
                                                                        ------------
                                                                           6,896,714
CONSUMER PRODUCTS -- 6.39%
  Conagra, Inc.
     5.72%, 07/03/1997...........................      530,000               529,832
     5.75%, 08/27/1997...........................      250,000               247,724
  Hasbro, Inc.
     5.62%, 07/21/1997...........................      850,000               847,346
     5.64%, 08/08/1997...........................      500,000               497,023
     5.63%, 08/20/1997...........................      300,000               297,654
                                                                        ------------
                                                                           2,419,579
DRUGS & HEALTH CARE -- 9.36%
  A H Robins Co., Inc.
     5.65%, 08/04/1997...........................      314,000               312,324
     5.56%, 08/27/1997...........................      392,000               388,549
  Allergan
     5.53%, 07/02/1997...........................      350,000               349,946
     5.58%, 09/09/1997...........................      305,000               301,691
  American Home Products Corp.
     6.07%, 07/01/1997...........................      500,000               500,000
     5.60%, 07/07/1997...........................      415,000               414,613
  Schering Corp.
     5.31%, 07/22/1997...........................      150,000               149,535
     5.32%, 07/22/1997...........................      150,000               149,535
     5.33%, 07/22/1997...........................      400,000               398,756
     5.64%, 09/02/1997...........................      390,000               386,150
     5.70%, 10/16/1997...........................      200,000               196,612
                                                                        ------------
                                                                           3,547,711
FINANCIAL SERVICES -- 4.13%
  Merrill Lynch & Co.
     5.65%, 08/12/1997...........................      500,000               496,704
     5.65%, 10/01/1997...........................      400,000               394,224
     5.70%, 10/01/1997...........................      405,000               399,101
     5.75%, 10/20/1997...........................      280,000               275,036
                                                                        ------------
                                                                           1,565,065




                      See notes to financial statements.

                      PPM AMERICA/JNL MONEY MARKET SERIES

                                                     PRINCIPAL AMOUNT          MARKET VALUE
                                                     ----------------          ------------
COMMERCIAL PAPER (CONTINUED)
----------------------------
INDEPENDENT FINANCE -- 11.72%
  Associates Corp. of North America
     5.52%, 07/17/1997...........................    $ 290,000                 $  289,289
     5.54%, 07/23/1997...........................      300,000                    298,984
     5.63%, 07/31/1997...........................      800,000                    796,247
  CIT Group Holdings, Inc.
     5.55%, 07/28/1997...........................      515,000                    512,856
     5.54%, 08/13/1997...........................      550,000                    546,361
     5.59%, 08/27/1997...........................      500,000                    495,575
  General Electric Capital Corp.
     5.35%, 07/28/1997...........................      290,000                    288,836
     5.40%, 08/04/1997...........................      125,000                    124,363
     5.76%, 10/22/1997...........................      250,000                    245,480
     5.63%, 10/30/1997...........................      487,000                    477,784
     5.72%, 12/08/1997...........................      375,000                    365,467
                                                                               ----------
                                                                                4,441,242
INSURANCE -- 0.65%
  USAA Capital Corp.
     5.26%, 08/25/1997...........................      250,000                    247,991

LEISURE TIME -- 2.08%
  Walt Disney Co.
     5.35%, 07/09/1997...........................      550,000                    549,346
     5.35%, 07/10/1997...........................      240,000                    239,679
                                                                               ----------
                                                                                  789,025
MORTGAGE BANKING -- 4.04%
  Countrywide Credit Corp.
     5.67%, 07/23/1997...........................      200,000                    199,307
     5.61%, 08/11/1997...........................      300,000                    298,083
     5.59%, 09/10/1997...........................      425,000                    420,314
     5.59%, 09/16/1997...........................      620,000                    612,587
                                                                               ----------
                                                                                1,530,291
OIL -- 2.61%
  Chevron UK Investment PLC
     5.57%, 09/17/1997...........................    1,000,000                    987,932

OFFICE EQUIPMENT -- 2.30%
  Pitney Bowes Credit Corp.
     5.67%, 09/16/1997...........................      535,000                    528,511
     5.62%, 12/02/1997...........................      350,000                    341,586
                                                                               ----------
                                                                                  870,097


                                              PRINCIPAL AMOUNT                 MARKET VALUE
                                              ----------------                 ------------
COMMERCIAL PAPER (CONTINUED)
----------------------------
PACKAGING -- 1.55%
  Crown Cork & Seal, Inc.
     5.80%, 07/10/1997...........................    $ 180,000                 $  179,739
     5.77%, 07/14/1997...........................      100,000                     99,792
     5.80%, 08/08/1997...........................      190,000                    188,837
     5.82%, 08/25/1997...........................      120,000                    118,933
                                                                               ----------
                                                                                  587,301
PUBLISHING -- 2.70%
  McGraw Hill, Inc.
     5.58%, 07/14/1997...........................      600,000                    598,791
     5.44%, 08/11/1997...........................      427,000                    424,355
                                                                               ----------
                                                                                1,023,146
TELECOMMUNICATIONS -- 8.61%
  American Telephone & Telegraph Co.
     6.05%, 07/01/1997...........................      500,000                    500,000
  Ameritech Corp.
     5.33%, 07/11/1997...........................      732,000                    730,916
  GTE Corp.
     5.58%, 09/12/1997...........................    1,540,000                  1,522,575
  Southwestern Bell Telephone Co.
     5.60%, 07/09/1997...........................      510,000                    509,365
                                                                               ----------
                                                                                3,262,856
UTILITIES -- 3.12%
  Pacific Gas & Electric Co.
     5.56%, 07/24/1997...........................      500,000                    498,224
     5.55%, 08/04/1997...........................      400,000                    397,903
     5.59%, 08/26/1997...........................      290,000                    287,478
                                                                               ----------
                                                                                1,183,605
                                                                               ----------
TOTAL COMMERCIAL PAPER
----------------------
  (cost $37,884,722)..........................                                 37,884,722
                                                                               ----------
MONEY MARKET FUNDS -- 0.01%
---------------------------
  State Street Global Advisor Fund
     5.29% (a)  (cost $4,021)....................        4,021                      4,021
                                                                               ----------
TOTAL INVESTMENTS -- 100%
-------------------------
  (cost $37,888,743)..........................                               $ 37,888,743
                                                                             ============


(a) Dividend yields change daily to reflect current market conditions. Rate shown is the quoted yield as of June 30, 1997.


                     See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997


                                                                PRINCIPAL AMOUNT               MARKET VALUE
                                                                ----------------               -------------
CORPORATE BONDS -- 38.45%
-------------------------
AEROSPACE INDUSTRIES -- 1.57%
  Jordan Industries, Inc., 10.375%, 08/01/2003...                $       250,000               $     265,000
  Talley Industries, 10.75%, 10/15/2003..........                        150,000                     157,500
                                                                                               -------------
                                                                                                     422,500
BROADCASTING -- 1.62%
  Cablevision Systems Corp., 10.50%, 05/15/2016..                        250,000                     272,500
  SFX Broadcasting, Inc., 10.75%, 05/15/2006.....                        150,000                     162,000
                                                                                               -------------
                                                                                                     434,500
BUILDING & CONSTRUCTION -- 1.08%
  Southdown, Inc. Series B, 10.00%, 03/01/2006...                        125,000                     135,938
  Synthetic Industries, Inc. (144a), 9.25%,                                                    -------------
     02/15/2007..................................                        150,000                     152,250
                                                                                               -------------
                                                                                                     288,188
BUSINESS SERVICES -- 1.93%
  Iron Mountain, Inc., 10.125%, 10/01/2006.......                        150,000                     160,500
  Ryder Trucks, Inc., 10.00%, 12/01/2006.........                        200,000                     206,000
  Williams Scotsman, Inc. (144a), 9.875%,                                                      -------------
     06/01/2007..................................                        150,000                     151,500
                                                                                               -------------
                                                                                                     518,000
CAPITAL GOODS -- 0.29%
  Alvey Systems, 11.375%, 01/31/2003.............                         75,000                      77,625

CASINOS -- 0.55%
  Trump Atlantic City Associates,
     11.25%, 05/01/2006..........................                        150,000                     146,625

CHEMICALS -- 1.11%
  Freedom Chemical Co. (144a),
     10.625%, 10/15/2006.........................                        150,000                     157,312
  NL Industries (step-up bond),
     13.00%, 10/15/2005 (a) (d)..................                        150,000                     140,250
                                                                                               -------------
                                                                                                     297,562

CONTAINERS & GLASS -- 0.95%
  Stone Container Corp., 12.25%, 04/01/2002......                        250,000                     255,000

COSMETICS & TOILETRIES -- 1.60%
  French Fragrances, Inc. (144a), 10.375%,
     05/15/2007..................................                        250,000                     260,000
  Revlon Worldwide Corp. (144a),
     Zero Coupon, 03/15/2001.....................                        250,000                     169,375
                                                                                               -------------
                                                                                                     429,375

DRUGS & HEALTH CARE -- 2.67%
  Eye Care Centers of America, Inc.,
     12.00%, 10/01/2003..........................                        200,000                     220,000
  Integrated Health Services, Inc.,
     9.50%, 09/15/2007...........................                        100,000                     102,250
  Packard Bioscience, Inc., 9.375%, 03/01/2007...                        150,000                     150,000
  Urohealth Systems, Inc. (144a), 12.50%,                                                      -------------
     04/01/2004..................................                        250,000                     242,500
                                                                                               -------------
                                                                                                     714,750
                                                                PRINCIPAL AMOUNT               MARKET VALUE
                                                                ----------------               -------------
CORPORATE BONDS (CONTINUED)
---------------------------
ELECTRONICS -- 0.99%
  Clark-Schwebel, 10.50%, 04/15/2006.............               $        250,000               $     266,250

FINANCIAL SERVICES -- 2.71%
  Coleman Escrow Corp., Zero Coupon, 05/15/2001..                        300,000                     189,750
  Foamex LP/ Foamex Cap Corp. (144a),
     9.875%, 06/15/2007..........................                        125,000                     129,375
  Midland Bank PLC, 7.65%, 05/01/2025............                        100,000                     104,631
  PaineWebber Group, Inc., 7.00%, 03/01/2000.....                        300,000                     302,043
                                                                                               -------------
                                                                                                     725,799
FOOD & BEVERAGES -- 1.74%
  CFP Holdings, Inc., 11.625%, 01/15/2004........                        200,000                     207,000
  Dole Foods, Inc., 6.75%, 07/15/2000............                        100,000                     100,059
  Twin Laboratories, Inc. (144a), 10.25%,                                                      -------------
     05/15/2006..................................                        150,000                     158,250
                                                                                               -------------
                                                                                                     465,309
HOTELS & RESTAURANTS -- 0.42%
  Wyndham Hotel Corp., 10.50%, 05/15/2006........                        100,000                     112,000

HOUSEHOLD APPLIANCES & FURNISHINGS -- 1.16%
  Collins & Aikman Floorcover,
     10.00%, 01/15/2007..........................                        150,000                     152,625
  Rayovac Corp., 10.25%, 11/01/2006..............                        150,000                     156,750
                                                                                               -------------
                                                                                                     309,375
INDUSTRIAL MACHINERY -- 0.74%
  Harnischfeger Industries, Inc.,
     6.875%, 02/15/2027..........................                        200,000                     197,564

LIQUOR -- 0.59%
  Stroh Brewery Co., 11.10%, 07/01/2006..........                        150,000                     156,750

METALS & MINING -- 0.60%
  Renco Metals, Inc., 11.50%, 07/01/2003.........                        150,000                     159,750

OFFICE SUPPLIES -- 0.76%
  Pen-Tab Industries, Inc., 10.875%, 02/01/2007..                        200,000                     203,500

PACKAGING -- 0.41%
  Tekni Plex, Inc., 11.25%, 04/01/2007...........                        100,000                     108,500

PAPER -- 0.72%
  Doman Industries Ltd., 8.75%, 03/15/2004.......                        200,000                     193,000

PETROLEUM SERVICES -- 3.01%
  Cliffs Drilling, 10.25%, 05/15/2003............                        150,000                     159,750
  Cross Timbers Oil Co., 9.25%, 04/01/2007.......                        150,000                     154,875
  National Energy Group, Inc. (144a),
     10.75%, 11/01/2006..........................                        150,000                     156,375
  Occidental Petroleum Corp., 9.25%, 08/01/2019..                        150,000                     177,519
  Parker Drilling Co., 9.75%, 11/15/2006.........                        150,000                     157,688
                                                                                               -------------
                                                                                                     806,207



                    See notes to the financial statements.

                    SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                                                                       PRINCIPAL AMOUNT           MARKET VALUE
                                                                                       ----------------           -------------
CORPORATE BONDS (CONTINUED)
---------------------------
POLLUTION CONTROL -- 1.81%
  Allied Waste Industries, Inc. (144a),
     (step-up bond), 11.30%, 07/01/2007 (a) (d)..................................      $        200,000           $     123,000
  Envirosource, Inc., 9.75%, 06/15/2003..........................................               200,000                 194,000
  Norcal Waste System, (step-up bond), Series B
     13.00%, 11/15/2005 (a) (d)..................................................               150,000                 168,000
                                                                                                                  -------------
                                                                                                                        485,000

PUBLISHING -- 1.97%
  American Media Operations Inc., 11.625%,
     11/15/2004..................................................................               250,000                 272,500
  Hollinger International Publishing, Inc.
     9.25%, 03/15/2007...........................................................               250,000                 255,000
                                                                                                                  -------------
                                                                                                                        527,500

RETAIL -- 2.33%
  Pueblo Xtra, International, 9.50%, 08/01/2003..................................               100,000                  97,000
  Riddell Sports, Inc., 10.50%, 07/15/2007.......................................               250,000                 255,625
  Selmer Inc. (144a), 11.00%, 05/15/2005.........................................               250,000                 272,500
                                                                                                                  -------------
                                                                                                                        625,125
SOFTWARE -- 0.39%
  Printpack, Inc. (144a), 10.625%, 08/15/2006....................................               100,000                 105,000

TELECOMMUNICATIONS -- 3.38%
  Adelphia Communications, 12.50%, 05/15/2002....................................               150,000                 159,000
  Diamond Cable Communications, Inc.,
     (step-up bond), 11.75%, 12/15/2005 (a) (d)..................................               225,000                 155,812
  Intermedia Communications, (step-up bond),
     12.50%, 05/15/2006 (a) (d)..................................................               244,000                 175,680
  International CableTel, Inc., (step-up bond),
     11.50%, 02/01/2006 (a) (d)..................................................               225,000                 156,375
  Marcus Cable Co LP, (step-up bond), 14.25%,
     12/15/2005 (a) (d) .........................................................               200,000                 158,000
  U.S. West Capital Funding, 6.85%, 01/15/2002...................................               100,000                  99,893
                                                                                                                  -------------
                                                                                                                        904,760

TRANSPORTATION -- 1.35%
  Central Transport Rental Group,
     9.50%, 04/30/2003...........................................................               150,000                 144,000
  Sun International Ltd., 9.00%, 03/15/2007......................................               100,000                 101,875
  TFM SA de CV, 1.00%, 06/15/2009................................................               200,000                 116,000
                                                                                                                  -------------
                                                                                                                        361,875
                                                                                                                  -------------

  Total Corporate Bonds
     (cost $10,015,367)..........................................................                                    10,297,389
                                                                                                                  -------------

GOVERNMENT BONDS -- 33.51%
--------------------------

ARGENTINA -- 2.38%
------------------
  Argentina Floating Rate Bond,
     6.75%, 03/31/2005 (b).......................................................               679,000                 638,260


AUSTRALIA -- 0.07%
------------------
  Australia Government Bond, 10.00%, 10/15/2007..................................                 20,00                  18,301


                                                                                       PRINCIPAL AMOUNT           MARKET VALUE
                                                                                       ----------------           -------------
GOVERNMENT BONDS (CONTINUED)
----------------------------
BRAZIL -- 3.96%
---------------
  Brazil Government Bond, 10.125%, 05/15/2027....................................      $         25,000           $      24,063
  Brazil C Bond (payment-in-kind bond),
     8.00%, 04/15/2014 (b)(c)....................................................           1,288,748                 1,035,831
                                                                                                                  -------------
        Total Brazil.............................................................                                     1,059,894

CANADA -- 0.54%
---------------
  Canadian Government Bond
     7.50%, 09/01/2000...........................................................             150,000                   115,292
     7.00%, 12/01/2006...........................................................              40,000                    30,385
                                                                                                                  -------------
        Total Canada.............................................................                                       145,677

DENMARK -- 0.21%
----------------
  Denmark Government Bond, 8.00%, 03/15/2006.....................................             330,000                    55,932

ECUADOR -- 0.44%
----------------
  Ecuador Pars (step-up bond),
     3.50%, 02/28/2025 (a) (d)...................................................             250,000                   117,500

GERMANY -- 0.19%
----------------
  Germany (Federal Republic)
     8.25%, 09/20/2001...........................................................              40,000                    26,262
     6.00%, 07/04/2007...........................................................              40,000                    23,448
                                                                                                                  -------------
        Total Germany............................................................                                        49,710

IRELAND -- 0.40%
----------------
  Ireland Government Bond, 6.25%, 04/01/1999.....................................              70,000                   106,404

MEXICO -- 2.34%
---------------
  Mexico Global Bond, 11.50%, 05/15/2026.........................................             550,000                   626,175

MOROCCO -- 1.53%
----------------
  Morocco Restructure & Consolidation Agreement,
     6.8125%, 01/01/2009 (b).....................................................             450,000                   410,625

PANAMA -- 0.57%
---------------
  Panama Government Bond, 3.703%,
     07/17/2014 (b)..............................................................             200,000                   154,000

RUSSIA -- 1.14%
---------------
  Russia Interest Notes, 1.00%, 12/31/2016.......................................             400,000                   305,500

SOUTH KOREA -- 0.81%
--------------------
  Korea Development Bank, 9.60%, 12/01/2000......................................             200,000                   217,246

UNITED STATES -- 16.73%
-----------------------
U.S. GOVERNMENT AGENCIES -- 9.91%
  Federal Home Loan Mortgage Company
     10.00%, 05/15/2020..........................................................              50,000                    45,969
     6.50%, TBA  (e).............................................................             300,000                   287,343

                    See notes to the financial statements.

                   SALOMON BROTHERS/JNL GLOBAL BOND SERIES

                                                                                         PRINCIPAL AMOUNT               MARKET VALUE
                                                                                         ----------------              -------------
GOVERNMENT BONDS (CONTINUED)
----------------------------
UNITED STATES (CONTINUED)
-------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
  Federal National Mortgage Association
   13.00%, 11/01/2015..............................................................        $      15,000               $      12,528
   7.00%, 11/18/2015...............................................................            1,500,000                   1,512,422
   10.40%, 04/25/2019..............................................................              100,000                      75,147
   8.77%, 03/17/2020, interest only (g)............................................              841,140                      26,516
   6.50%, 02/01/2026...............................................................              300,675                     272,577
   9.02%, 10/17/2036, interest only (g)............................................            4,295,000                     129,018
   7.00%, TBA (e)..................................................................              300,000                     293,904
                                                                                                                       -------------
                                                                                                                           2,655,424
U.S. TREASURY BOND -- 0.22%
   6.625%, 02/15/2027..............................................................               60,000                      58,706
U.S. TREASURY NOTES -- 6.60%
   5.00%, 01/31/1998...............................................................              300,000                     298,923
   6.25%, 05/31/1999...............................................................              160,000                     160,450
   6.50%, 08/31/2001...............................................................              150,000                     150,726
   6.125%, 12/30/2001..............................................................               40,000                      39,606
   6.625%, 03/31/2002..............................................................            1,000,000                   1,009,060
   3.375%, 01/15/2007 (f)..........................................................               70,000                      68,316
   6.625%, 05/15/2007..............................................................               40,000                      40,331
                                                                                                                       -------------
                                                                                                                           1,767,412
                                                                                                                       -------------

      Total United States..........................................................                                        4,481,542

VENEZUELA -- 2.20%
   Republic of Venezuela--Par, 6.75%, 03/31/2020...................................              750,000                     589,687
                                                                                                                       -------------
   Total Government Bonds
      (cost $8,526,277)............................................................                                        8,976,453
                                                                                                                       -------------
                                                                                        PRINCIPAL AMOUNT               MARKET VALUE
                                                                                        ----------------               ------------
ASSET BACKED SECURITIES -- 4.28%
--------------------------------
Airplane Pass-through Trust, 10.875%,
   03/15/2019......................................................................        $     125,000               $     141,245
Mid State Trust, Series VI, 7.34%, 07/01/2035......................................            1,000,000                   1,005,625
                                                                                                                       -------------
Total Asset Backed Securities
        (cost $1,124,844)..........................................................                                        1,146,870
                                                                                                                       -------------
WARRANTS -- 0.00%
-----------------
VENEZUELA -- 0.00%
   Republic of Venezuela Warrants (cost $0)........................................                1,250                           0
                                                                                                                       -------------
SHORT TERM INVESTMENTS -- 23.76%
--------------------------------
MONEY MARKET FUNDS -- 0.00%
   State Street Global Advisor Fund, 5.29%, (f)....................................                  994                         994

REPURCHASE AGREEMENTS -- 23.76%
   Repurchase Agreement with J P Morgan, 5.95%,
      (Collateralized by $3,181,000 U.S. Treasury
      Note 7.375% due 11/15/1997, market value -
      $3,230,206), acquired on 06/30/1997, due
      07/01/1997...................................................................            3,181,000                   3,181,000
   Repurchase agreement with United Bank of
      Switzerland, 5.875%, (Collateralized by
      $3,182,000 U.S. Treasury Bond 11.125% due
      02/15/2015, market value - $4,760,326),
      acquired on 06/30/1997, due
      07/01/1997...................................................................            3,182,000                   3,182,000
                                                                                                                       -------------
                                                                                                                           6,363,000
                                                                                                                       -------------
        Total Short Term Investments
        (cost $6,363,994)..........................................................                                        6,363,994
                                                                                                                       -------------
TOTAL INVESTMENTS -- 100%
-------------------------
      (cost $26,030,482)...........................................................                                      $26,784,706
                                                                                                                       =============

(a) Denotes deferred interest security that receives no coupon payments until a predetermined date at which time the stated coupon rate becomes effective.
(b) Coupon is indexed to 6 Month Libor . Rate stated is rate in effect on June 30, 1997.
(c) Currently a portion of this security's coupon payment is received in additional principal.
(d) Coupon payment periodically increases over the life of the security. Rate stated is in effect as of June 30, 1997.
(e)  Investment purchased on a when-issued basis.
(f) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 1997.
(g) The interest rates disclosed for interest only strips represent effective yields at June 30, 1997 based upon estimated future cash flows.

                     See notes to the financial statements.

                              SALOMON BROTHERS/JNL
                     U.S. GOVERNMENT & QUALITY BOND SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997

                                                                                            PRINCIPAL              MARKET VALUE
                                                                                              AMOUNT               ------------
                                                                                            -----------
U.S. GOVERNMENT SECURITIES -- 54.11%
------------------------------------
U.S. GOVERNMENT AGENCY & AGENCY
  BACKED ISSUES -- 40.88%
  Federal Home Loan Bank
   5.94%, 06/13/2000....................................................................         $ 300,000            $  296,577
  Federal Home Loan Mortgage Corp.
   6.00%, 09/01/2010....................................................................             4,209                 4,092
   11.75%, 01/01/2011...................................................................             4,999                 5,536
   7.00%, 07/01/2011....................................................................           120,496               120,483
   8.25%, 04/01/2017....................................................................           479,887               500,618
  Federal National Mortgage Association
   14.50%, 11/01/2014...................................................................             9,302                11,500
   12.50%, 08/01/2015...................................................................             7,390                 8,537
   12.50%, 09/01/2015...................................................................            25,917                30,452
   13.00%, 11/01/2015...................................................................            22,941                26,726
   12.00%, 01/01/2016...................................................................           768,514               888,066
   12.50%, 01/15/2016...................................................................           387,691               454,810
   11.50%, 04/01/2019...................................................................             8,126                 9,147
   10.50%, 08/01/2020...................................................................           144,055               158,054
   11.00%, 09/01/2020...................................................................           397,456               443,592
   6.50%, 03/01/2026....................................................................           429,923               411,518
   7.00%, 05/01/2026....................................................................           338,051               331,713
   7.00%, TBA (a).......................................................................         2,650,000             2,582,652
   7.50%, TBA (a).......................................................................         1,700,000             1,703,706
  Government National Mortgage Association
   13.50%, 07/15/2010...................................................................           193,427               229,683
   7.00%, TBA (a).......................................................................           300,000               294,468
  Student Loan Marketing Association
   7.50%, 03/08/2000....................................................................           400,000               411,064
                                                                                                                      ----------
                                                                                                                       8,922,994
U.S. TREASURY BOND -- 10.53%
   6.625%, 02/15/2027...................................................................         2,350,000             2,299,334
U.S. TREASURY NOTES -- 2.70%
   5.625%, 02/28/2001...................................................................           500,000               488,830
   6.50%, 05/31/2001....................................................................           100,000               100,547
                                                                                                                      ----------
                                                                                                                         589,377
                                                                                                                      ----------
   Total U.S. Government Securities
    (cost $11,744,696)..................................................................                              11,811,705
                                                                                                                      ----------

                                                                                              PRINCIPAL AMOUNT          MARKET VALUE
                                                                                              ----------------          ------------
CORPORATE BONDS -- 3.90%
------------------------
BANKS -- 0.71%
  Banc One Corp.
   7.60%, 05/01/2007....................................................................         $ 150,000            $  154,190
COMPUTERS & BUSINESS EQUIPMENT -- 0.48%
  Xerox Corp.
   8.125%, 04/15/2002...................................................................           100,000               105,215
PETROLEUM SERVICES -- 2.71%
  Occidental Petroleum Corp.
   9.25%, 08/01/2019....................................................................           500,000               591,730
                                                                                                                      ----------
   Total Corporate Bonds
    (cost $842,135).....................................................................                                 851,135
                                                                                                                      ----------
SHORT TERM INVESTMENTS -- 41.99%
--------------------------------
MONEY MARKET FUNDS -- 0.00%
  State Street Global Advisor Fund, 5.29% (b)...........................................               421                   421
REPURCHASE AGREEMENTS -- 12.25%
  Repurchase agreement with J.P. Morgan,
    5.95% (Collateralized by $1,337,000
    U.S. Treasury Note, 11.25% due 02/15/2015,
    market value -- $2,000,175), acquired on
    06/30/1997, due 07/01/1997..........................................................         1,337,000             1,337,000
Repurchase agreement with United Bank of
  Switzerland, 5.875% (Collateralized by
  $1,337,000 U.S. Treasury Note, 8.875% due
  02/15/1999, market value -- $1,439,327),
  acquired on 06/30/1997, due 07/01/1997................................................         1,337,000             1,337,000
                                                                                                                      ----------
                                                                                                                       2,674,000
U.S. GOVERNMENT AGENCIES -- 29.74%
  Federal Farm Credit Bank Discount Note
   5.38%, 07/01/1997....................................................................         3,500,000             3,500,000
   5.40%, 07/11/1997....................................................................         1,500,000             1,497,750
  Student Loan Marketing Assoc. Discount Note
   5.38%, 07/31/1997....................................................................         1,500,000             1,493,275
                                                                                                                      ----------
                                                                                                                       6,491,025
                                                                                                                      ----------
   Total Short Term Investments
    (cost $9,165,446)...................................................................                               9,165,446
                                                                                                                      ----------
   TOTAL INVESTMENTS -- 100%
   -------------------------
    (cost $21,752,277)..................................................................                             $21,828,286
                                                                                                                     ===========

(a) Investment purchased on a when-issued basis.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 1997.

                     See notes to the financial statements.

                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997


                                                     SHARES               MARKET VALUE
                                                ----------------          ------------
COMMON STOCKS -- 93.75%
-----------------------
FRANCE -- 0.33%
---------------
LIQUOR -- 0.33%
 LVMH, Louis Vuitton Moet-Hennessy.............               990         $     266,170

HONG KONG -- 0.61%
------------------
CONGLOMERATES -- 0.61%
 Hutchinson Whampoa Ltd........................            47,000               406,464
 Swire Pacific.................................            10,000                90,032
                                                                          -------------
                                                                                496,496
ITALY -- 0.64%
--------------
BANKS -- 0.47%
 Banca Fideuram SPA............................           118,200               386,334
TELECOMMUNICATIONS -- 0.17%
 Telecom Italia SPA............................            30,600                60,585
 Telecom Italia Mobile (b).....................            22,900                74,107
                                                                          -------------
                                                                                134,692
                                                                          -------------
    Total Italy................................                                 521,026

MALAYSIA -- 0.43%
-----------------
INDUSTRIAL MACHINERY -- 0.43%
 United Engineers Ltd..........................            47,900               345,396

MEXICO -- 0.37%
---------------
HOUSEHOLD PRODUCTS -- 0.37%
 Kimberly Clark de Mexico, SA de CV............            74,500               299,969

NETHERLANDS -- 2.24%
--------------------
HOUSEHOLD PRODUCTS -- 0.31%
 Hagemeyer N.V.................................             4,900               253,125
NEWSPAPERS -- 0.67%
 Ver Ned Uitgevers N.V.........................            24,700               546,121
PUBLISHING -- 0.40%
 Elsevier N.V..................................            19,300               322,502
REAL ESTATE -- 0.30%
 Security Capital U.S. Realty..................            16,400               244,360
SOFTWARE -- 0.56%
 Getronics N.V.................................            14,100               455,418
                                                                          -------------
    Total Netherlands..........................                               1,821,526

PORTUGAL -- 0.99%
-----------------
TELECOMMUNICATIONS -- 0.99%
 Telecel - Communicacoes Pessoais SA, (a)......             9,700               804,613

SOUTH AFRICA -- 0.31%
---------------------
CHEMICALS -- 0.31%
 Rustenburg Platinum Holdings..................            13,900               254,287

SWEDEN -- 1.26%
---------------
DRUGS & HEALTH CARE -- 0.56%
 Astra AB Class B..............................            25,800               455,265


                                                     SHARES               MARKET VALUE
                                                ----------------          ------------
COMMON STOCKS (CONTINUED)
-------------------------
SWEDEN (CONTINUED)
------------------
FINANCIAL SERVICES -- 0.27%
 Kinnevik AB  Class B..........................             7,800         $     217,297
RETAIL -- 0.43%
 Hennes & Mauritz AB Class B...................            10,000               351,625
                                                                          -------------
    Total Sweden...............................                               1,024,187

SWITZERLAND -- 1.45%
--------------------
CONGLOMERATES -- 0.17%
 Sig Schweizerische Industrie AG...............                45               136,387
DRUGS & HEALTH CARE -- 1.28%
 Novartis AG...................................               650             1,039,110
                                                                          -------------
    Total Switzerland..........................                               1,175,497

UNITED KINGDOM -- 2.26%
-----------------------
CONGLOMERATES -- 1.85%
 Rentokil Initial PLC..........................           152,000               533,083
 Tomkins PLC...................................           224,600               972,469
                                                                          -------------
                                                                              1,505,552
TELECOMMUNICATIONS -- 0.41%
 Vodafone Group PLC............................            67,300               328,379
                                                                          -------------
    Total United Kingdom.......................                               1,833,931

UNITED STATES -- 82.86%
-----------------------
AEROSPACE -- 1.87%
 AlliedSignal, Inc.............................            14,200             1,192,800
 Boeing Co.....................................             6,200               328,987
                                                                          -------------
                                                                              1,521,787
APPAREL & TEXTILES -- 0.36%
 Nike, Inc. Class B............................             5,000               291,875
AUTOMOBILE & PARTS -- 1.85%
 Danaher Corp..................................            29,500             1,498,969
BANKS -- 4.35%
 Citicorp......................................             6,600               795,712
 Mellon Bank Corp..............................             4,100               185,012
 Northern Trust Corp...........................            11,700               565,987
 Norwest Corp..................................            17,300               973,125
 Toronto Dominion Bank.........................             7,800               231,075
 Wells Fargo & Co..............................             2,900               781,550
                                                                          -------------
                                                                              3,532,461
BUILDING & CONSTRUCTION -- 0.69%
 Masco Corp....................................            13,500               563,625
BUSINESS SERVICES -- 5.30%
 ADT Ltd.......................................             7,100               234,300
 Automatic Data Processing, Inc................            10,100               474,700
 CUC International (a).........................            20,400               526,575
 First Data Corp...............................            31,702             1,392,907
 H&R Block, Inc................................            22,400               722,400

                     See notes to the financial statements.

                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                 June 30, 1997


                                                     SHARES               MARKET VALUE
                                                ----------------          ------------
COMMON STOCKS (CONTINUED)
-------------------------
UNITED STATES (CONTINUED)
-------------------------
BUSINESS SERVICES (CONTINUED)
 Interpublic Group Cos., Inc...................             8,600         $     527,288
 Service Corp. International, Inc..............            13,100               430,662
                                                                          -------------
                                                                              4,308,832
CHEMICALS --1.39%
 Great Lakes Chemical Corp.....................            14,700               769,912
 Rustenburg Platinum Holdings ADR (a)..........            19,418               355,346
                                                                          -------------
                                                                              1,125,258
COMPUTERS & BUSINESS EQUIPMENT -- 2.61%
 Cisco Systems, Inc. (a).......................            11,600               778,650
 Dell Computer Corp. (a).......................             1,600               187,900
 Fore Systems, Inc. (a)........................             3,900                53,137
 Hewlett Packard Co............................             9,900               554,400
 3Com Corp. (a)................................            12,100               544,500
                                                                          -------------
                                                                              2,118,587
DRUGS & HEALTH CARE -- 9.09%
 Baxter International, Inc.....................             8,800               459,800
 Biogen, Inc. (a)..............................             7,300               247,288
 Columbia/HCA Healthcare Corp..................            21,200               833,425
 Genentech, Inc. (a)...........................            12,300               724,931
 Healthsouth Corp. (a).........................            23,700               591,019
 Johnson & Johnson Co..........................            17,000             1,094,375
 Medtronic, Inc................................             5,300               429,300
 Merck & Co., Inc..............................             7,900               817,650
 Pacificare Health Systems Class B (a).........             3,700               236,337
 Pfizer, Inc...................................            10,200             1,218,900
 Warner Lambert Co.............................             5,900               733,075
                                                                          -------------
                                                                              7,386,100
ELECTRICAL EQUIPMENT -- 3.73%
 Boston Scientific Corp. (a)...................            10,300               632,806
 General Electric Co...........................            36,700             2,399,262
                                                                          -------------
                                                                              3,032,068
ELECTRONICS -- 4.55%
 Analog Devices, Inc. (a)......................            13,200               350,625
 Electronic Data Systems Corp..................             1,700                69,700
 Ericcson LM Tel Co. Class B ADR...............             2,900               114,187
 Intel Corp....................................             5,100               723,244
 Linear Technology Corp........................            10,500               543,375
 Maxim Integrated Products, Inc. (a)...........            10,900               619,938
 Molex, Inc. Class A...........................             7,275               253,716
 Motorola, Inc.................................             4,200               319,200
 Teleflex, Inc.................................            17,600               550,000
 Xilinx, Inc. (a)..............................             3,100               152,094
                                                                          -------------
                                                                              3,696,079
FINANCIAL SERVICES -- 5.21%
 Corporate Express, Inc. (a)...................            15,100               218,006
 Federal Home Loan Mortgage Corp...............            74,400             2,557,500
 Federal National Mortgage Association.........            25,400             1,108,075
 Green Tree Financial Corp.....................             9,700               345,563
                                                                          -------------
                                                                              4,229,144
                                                     SHARES               MARKET VALUE
                                                ----------------          ------------
COMMON STOCKS (CONTINUED)
-------------------------
UNITED STATES (CONTINUED)
-------------------------
FOOD & BEVERAGES -- 4.17%
 CPC International, Inc........................             5,200         $     480,025
 Coca-Cola Co..................................             9,100               614,250
 Hershey Foods Corp............................             2,200               121,688
 Pepsico, Inc..................................            23,100               867,694
 Pioneer Hi-Bred International, Inc............             6,900               552,000
 Sara Lee Corp.................................            11,300               470,363
 Unilever N.V..................................             1,300               283,400
                                                                          -------------
                                                                              3,389,420
GOLD -- 1.05%
 Barrick Gold Corp.............................            13,400               294,800
 Newmont Mining Corp...........................            14,300               557,700
                                                                          -------------
                                                                                852,500
HOUSEHOLD PRODUCTS -- 1.72%
 Corning, Inc..................................            16,700               928,937
 Proctor & Gamble Co...........................             3,300               466,125
                                                                          -------------
                                                                              1,395,062
INDUSTRIAL MACHINERY -- 1.28%
 Trimas Corp...................................            14,300               402,187
 Tyco International, Ltd.......................             9,100               633,019
                                                                          -------------
                                                                              1,035,206
INSURANCE -- 8.60%
 Ace Ltd.......................................            21,300             1,573,537
 Berkshire Hathaway, Inc. Class A (a)..........                25             1,180,000
 Exel Ltd......................................             8,800               464,200
 Fairfax Financial Holdings, Ltd. (a)..........             1,300               376,552
 Mutual Risk Management, Ltd...................            12,700               582,612
 PartnerRe Ltd.................................             2,400                91,500
 St. Paul Cos., Inc............................             6,300               480,375
 Traveler's Group, Inc.,.......................            20,300             1,280,169
 UNUM Corp.....................................            22,900               961,800
                                                                          -------------
                                                                              6,990,745
LEISURE TIME -- 1.68%
 Carnival Corp. Class A........................            10,300               424,875
 Walt Disney Co................................            11,700               938,925
                                                                          -------------
                                                                              1,363,800
NEWSPAPERS -- 1.12%
 Reuters Holdings ADR..........................             3,400               214,200
 Tribune Co....................................            14,500               696,906
                                                                          -------------
                                                                                911,106
OFFICE FURNISHINGS & SUPPLIES -- 0.41%
 Ikon Office Solutions, Inc....................            13,500               336,656
OIL -- 2.20%
 Mobil Corp....................................             8,200               572,975
 Royal Dutch Petroleum Co......................            22,400             1,218,000
                                                                          -------------
                                                                              1,790,975

                     See notes to the financial statements.

                  T. ROWE PRICE/JNL ESTABLISHED GROWTH SERIES

                                                     SHARES               MARKET VALUE
                                                ----------------          ------------
COMMON STOCKS (CONTINUED)
-------------------------
UNITED STATES (CONTINUED)
-------------------------
PAPER -- 0.80%
 Kimberly Clark Corp...........................            13,100           $   651,725
PETROLEUM SERVICES -- 1.35%
 Halliburton Co................................             4,200               332,850
 Schlumberger Ltd..............................             2,100               262,500
 Western Atlas, Inc. (a).......................             6,900               505,425
                                                                           ------------
                                                                              1,100,775
POLLUTION CONTROL -- 0.44%
 USA Waste Services, Inc. (a)..................             9,300               359,213
REAL ESTATE -- 0.80%
 Starwood Lodging Trust Co.....................            15,200               648,850
RESTAURANTS -- 0.38%
 Boston Chicken, Inc. (a)......................             1,700                23,800
 McDonald's Corp...............................             5,900               285,044
                                                                           ------------
                                                                                308,844
RETAIL -- 3.97%
 Circuit City Stores, Inc......................            10,000               355,625
 CVS Corp......................................             4,336               222,220
 Home Depot, Inc...............................             6,300               434,306
 Kohl's Corp. (a)..............................             6,200               328,213
 Safeway, Inc. (a).............................             7,100               327,488
 Tag Heuer International ADR (a)...............            61,900               932,369
 Wal-Mart Stores, Inc..........................            18,600               628,912
                                                                           ------------
                                                                              3,229,133
SOFTWARE -- 4.52%
 BMC Software, Inc. (a)........................            17,600               974,600
 Microsoft Corp. (a)...........................             8,600             1,086,825
 Oracle Corp. (a)..............................            19,350               974,756
 Parametric Technology Corp. (a)...............            15,000               638,438
                                                                           ------------
                                                                              3,674,619
STEEL -- 0.07%
 Pohang Iron & Steel Co. ADR...................             1,700                54,400
TELECOMMUNICATIONS -- 4.46%
 Ascend Communications, Inc. (a)...............             6,600               259,875
 Cox Communications, Inc. Class A (a)..........            14,400               345,600
 Grupo Iusacell Series D ADR (a)...............            54,800               808,300
 Lucent Technologies, Inc......................             2,600               187,362
 Telecomunicacoes Brasileiras ADR..............             4,900               743,575
 Vodafone Group PLC ADR........................            12,400               600,625
 Worldcom, Inc. (a)............................            21,300               681,600
                                                                           ------------
                                                                              3,626,937

                                                     SHARES               MARKET VALUE
                                                ----------------          ------------
COMMON STOCKS (CONTINUED)
-------------------------
UNITED STATES (CONTINUED)
-------------------------
TOBACCO -- 1.50%
 Philip Morris Cos., Inc.......................            27,500         $   1,220,313
TOYS -- 0.85%
 Hasbro, Inc...................................             4,950               140,456
 Mattel, Inc...................................            16,300               552,163
                                                                           ------------
                                                                                692,619
TRANSPORTATION -- 0.49%
 Tranz Rail Holdings Ltd. ADR (a)..............            23,700               399,938
                                                                           ------------
   Total United States.........................                              67,337,621
                                                                           ------------
   Total Common Stock
    (cost $65,440,540).........................                              76,180,719
                                                                           ------------

                                                   PRINCIPAL
                                                     AMOUNT
                                                   ---------
SHORT TERM INVESTMENTS -- 6.25%
-------------------------------
COMMERCIAL PAPER -- 6.02%
 Archer Daniels Midland Co., 5.52%, 07/15/1997. $         268,000               267,425
 Chubb Capital Corp., 5.53%, 07/21/1997........           545,000               543,326
 Kellogg Co., 5.50%, 07/24/1997................           719,000               716,473
 Met Life Funding, Inc., 5.50%, 07/08/1997.....           149,000               148,841
 Motorola Credit Corp., 5.50%, 08/18/1997......         1,150,000             1,141,567
 Pfizer, Inc., 5.52%, 08/05/1997...............         1,234,000             1,227,377
 Preferred Receivables Funding Corp.,
  5.57%, 07/02/1997............................           199,000               198,969
  5.58%, 08/04/1997............................           656,000               652,543
                                                                           ------------
                                                                              4,896,521
FOREIGN GOVERNMENT AGENCIES -- 0.18%
 Western Australian Treasury, 5.50%, 07/11/1997           146,000               145,777
MONEY MARKET FUNDS -- 0.00%
 State Street Global Advisor Fund 5.29%, (b)...               878                   878
U.S. GOVERNMENT AGENCIES -- 0.05%
 Federal National Mortgage Association,
  5.45%, 09/08/1997............................            10,000                 9,895
 U.S. Treasury Bill, 4.90%, 08/21/1997.........            29,000                28,799
                                                                           ------------
                                                                                 38,694
                                                                           ------------
   Total Short Term Investments
    (cost $5,081,870)..........................                               5,081,870
                                                                           ------------
TOTAL INVESTMENTS -- 100%
-------------------------
  (cost $70,522,410)...........................                             $81,262,589
                                                                           ============

(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 1997.


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1997

                                                      SHARES      MARKET VALUE
                                                   ------------  ---------------
COMMON STOCKS -- 92.60%
-----------------------
ARGENTINA -- 0.21%
------------------
OIL -- 0.20%
 Perez Companc Class B............................        18,903      $   151,815
TELECOMMUNICATIONS -- 0.01%
 Telecom Argentina................................         1,630            8,510
                                                                  ---------------
  Total Argentina.................................                        160,325
AUSTRALIA -- 1.70%
------------------
BANKS -- 0.42%
 Australia & New Zealand Bank Group Ltd...........         7,000           52,373
 Commonwealth Installment Receipt Trustee Ltd.....        10,300           90,647
 National Australia Bank..........................         5,113           73,303
 St. George Bank Ltd..............................         8,000           53,265
 Westpac Banking Corp.............................         8,000           48,187
                                                                  ---------------
                                                                          317,775
BROADCASTING -- 0.23%
 Publishing & Broadcasting Ltd....................        13,000           74,963
 News Corp........................................        20,330           97,564
                                                                  ---------------
                                                                          172,527
BUILDING & CONSTRUCTION -- 0.04%
 Boral Ltd........................................         9,000           28,363
ELECTRIC UTILITIES -- 0.14%
 Australia Gas & Light Co., Ltd...................        18,237          107,504
FINANCIAL SERVICES -- 0.16%
 Lend Lease Corp..................................         2,365           50,046
 Tab Corp. Holdings Ltd...........................        12,000           65,297
                                                                  ---------------
                                                                          115,343
INSURANCE -- 0.03%
 National Mutual Holdings, Ltd....................        15,000           24,260
LIQUOR -- 0.09%
 Fosters Brewing Group, Ltd.......................        34,000           63,211
METALS & MINING -- 0.09%
 WMC, Ltd.........................................        10,000           63,105
OIL -- 0.46%
 Broken Hill Proprietary Co.......................        11,843          218,552
 Woodside Petroleum, Ltd..........................        14,000          120,618
                                                                  ---------------
                                                                          339,170
PUBLISHING -- 0.04%
 Fairfax (John) Holdings, Ltd.....................        12,000           28,477
                                                                 ---------------
  Total Australia.................................                      1,259,735


                                                      SHARES      MARKET VALUE
                                                   ------------  ---------------
COMMON STOCKS (CONTINUED)
-------------------------
AUSTRIA -- 0.02%
----------------
BUSINESS SERVICES -- 0.01%
 Flughafen Wien AG................................           190 $          8,026
ENERGY -- 0.01%
 EVN-Energie Versorgung Niederoesterreich AG......            60            7,730
                                                                  ---------------
  Total Austria...................................                         15,756

BELGIUM -- 1.12%
----------------
BANKS -- 0.98%
 Credit Communal Dexia............................           545           58,545
 Generale de Banque...............................           356          137,037
 Kredietbank......................................         1,320          531,962
                                                                  ---------------
                                                                          727,544
BASIC INDUSTRY -- 0.14%
 UCB..............................................            33          104,558
                                                                  ---------------
  Total Belgium...................................                        832,102

BRAZIL -- 0.21%
---------------
BASIC INDUSTRY -- 0.05%
 White Martins SA.................................    11,320,000           33,122
BROADCASTING -- 0.10%
 Telecommunicacoes Brasileiras SA.................       562,439           76,277
ELECTRONICS -- 0.03%
 Sider Nacional...................................       706,000           23,281
ENERGY -- 0.03%
 Centrais Electricas Brasileiras SA (a)...........        42,330           23,671
                                                                  ---------------
  Total Brazil....................................                        156,351

CANADA -- 0.27%
---------------
BASIC INDUSTRY -- 0.19%
 Alcon Aluminium..................................         4,160          142,789
FINANCIAL COMPANIES -- 0.18%
 Royal Bank of Canada, Montreal...................         1,310           59,431
                                                                  ---------------
  Total Canada....................................                        202,220

CZECHOSLOVAKIA -- 0.02%
-----------------------
TELECOMMUNICATION SERVICES -- 0.02%
 SPT Telecommunications AS........................           130           13,633

DENMARK -- 0.17%
----------------
BANKS -- 0.16%
 Den Danske Bank..................................           800           77,832
 Unidanmark.......................................           670           37,638
                                                                  ---------------
                                                                          115,470

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES



                                                      SHARES      MARKET VALUE
                                                   ------------  ---------------

COMMON STOCKS (CONTINUED)
-------------------------
DENMARK (CONTINUED)
-------------------
TELECOMMUNICATIONS -- 0.01%
 Tele Danmark Class B.............................           200  $        10,392
                                                                  ---------------
  Total Denmark...................................                        125,862

FRANCE -- 8.08%
---------------
BANKS --  0.26%
 Dexia France.....................................           838           81,566
 Societe Generale.................................         1,020          113,860
                                                                  ---------------
                                                                          195,426
BROADCASTING -- 0.34%
 Canal Plus.......................................           530          103,174
 Societe Television Francaise 1...................         1,660          148,297
                                                                  ---------------
                                                                          251,471
BUILDING & CONSTRUCTION -- 0.14%
 GTM Entrepose....................................           410           20,518
 Lapeyre..........................................         1,290           85,609
                                                                  ---------------
                                                                          106,127
BUSINESS SERVICES -- 1.38%
 Eaux (Cie Generale)..............................         7,750          993,032
 Havas............................................           400           28,826
                                                                  ---------------
                                                                        1,021,858
CONGLOMERATES -- 0.02%
 Chargeurs International..........................           250           14,404
CONTAINERS & GLASS -- 0.33%
 Compagnie de Saint Gobain........................         1,650          240,620
DRUGS & HEALTH CARE -- 0.46%
 L'Oreal..........................................           162           68,255
 Sanofi...........................................         2,779          272,381
                                                                  ---------------
                                                                          340,636
ELECTRICAL EQUIPMENT -- 0.48%
 Alcatel Alsthom..................................         2,340          293,062
 Legrand..........................................           359           63,227
                                                                  ---------------
                                                                          356,289
ELECTRONICS -- 0.35%
 Schneider........................................         4,916          261,665
GAS EXPLORATION -- 0.37%
 Elf Aquitaine....................................         2,530          272,946
INSURANCE -- 0.24%
 AXA..............................................         2,341          145,598
 Assurances Generales de France...................         1,086           34,705
                                                                  ---------------
                                                                          180,303

                                                      SHARES      MARKET VALUE
                                                   ------------  ---------------
COMMON STOCKS (CONTINUED)
-------------------------
FRANCE (CONTINUED)
------------------
LEISURE & RECREATION -- 0.67%
 Accor............................................           405  $        60,646
 Pathe (a)........................................           370           73,412
 Sodexho Alliance.................................           710          363,536
                                                                  ---------------
                                                                          497,594
LIQUOR -- 0.67%
 LVMH Luis Vuitton Moet-Hennessy..................         1,835          493,355
OIL -- 0.83%
 Primagaz (Cie Des Gaz Petrole)...................           755           66,806
 Total Class B....................................         5,437          549,556
                                                                  ---------------
                                                                          616,362
PAPER -- 0.11%
 Guilbert SA......................................           598           84,662
RETAIL -- 1.37%
 Carrefour Super Marche...........................           674          489,498
 Pinault Printemps Redoute........................         1,090          523,791
                                                                  ---------------
                                                                        1,013,289
TRANSPORTATION -- 0.06%
 Rexel............................................           153           46,967
                                                                  ---------------
  Total France....................................                      5,993,974

GERMANY -- 3.84%
----------------
AUTOMOBILES -- 0.20%
 Buderus AG.......................................            78           42,933
 Volkswagen AG....................................           140          107,322
                                                                  ---------------
                                                                          150,255
BANKS -- 0.56%
 Bayerische Hypotheken - und Wechsel Gank AG......         3,778          112,965
 Commerzbank AG...................................         2,210           62,596
 Deutsche Bank AG.................................         4,136          241,648
                                                                  ---------------
                                                                          417,209
BASIC INDUSTRY  -- 0.51%
 Bayer AG.........................................         8,074          310,257
 Hoechst AG.......................................         1,640           69,564
                                                                  ---------------
                                                                          378,821
BUILDING & CONSTRUCTION -- 0.09%
 Bilfinger & Berger Bau AG........................         1,100           44,780
 Hornback Baumarkt AG.............................           200            8,428
 Praktiker Bau - und Heimwerkemaekte AG...........           629           11,180
                                                                  ---------------
                                                                           64,388
DRUGS & HEALTH CARE -- 0.94%
 Gehe AG..........................................         7,164          488,800
 Rhon Klinikum AG.................................         1,230          162,204
 Schering AG......................................           434           46,371
                                                                  ---------------
                                                                          697,375

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                                     MARKET
                                                      SHARES         VALUE
                                                   ------------    -----------
COMMON STOCKS (CONTINUED)
-------------------------
GERMANY (CONTINUED)
-------------------
ELECTRIC UTILITIES -- 0.51%
  Veba AG..........................................         6,775      $   380,684

INDUSTRIAL MACHINERY -- 0.24%
  Mannesmann AG....................................           238          106,030
  Siemens AG.......................................         1,212           71,958
                                                                       -----------
                                                                           177,988
INSURANCE -- 0.35%
  Allianz Holdings AG.............................          1,240          259,504

SOFTWARE -- 0.23%
  SAP AG..........................................            850          170,575

TELECOMMUNICATIONS -- 0.21%
  Deutsche Telekom.................................         6,320          152,193
                                                                       -----------
    Total Germany..................................                      2,849,992

HONG KONG -- 3.43%
------------------
APPAREL & TEXTILES -- 0.03%
  Yizheng Chemical Fiber Co., Ltd..................       144,000           25,650

CONGLOMERATES -- 1.36%
  First Pacific Co. ...............................       149,315          190,804
  Hutchinson Whampoa, Ltd..........................        55,000          475,650
  Swire Pacific....................................        38,000          342,119
                                                                       -----------
                                                                         1,008,573
ELECTRIC UTILITIES -- 0.10%
  China Light & Power..............................        13,000           73,664

FINANCE SERVICES -- 0.53%
  Dao Heng Bank Group, Ltd.........................        31,000          169,659
  Guoco Group, Inc. ...............................        43,000          226,453
                                                                       -----------
                                                                           396,112
OIL -- 0.06%
  Shanghai Petrochemical Co., Ltd. Class H..........      180,000           43,215

REAL ESTATE -- 1.17%
  New World Development Co., Ltd....................       87,034          519,016
  Wharf Holdings....................................       81,000          351,297
                                                                       -----------
                                                                           870,313
TRANSPORTATION -- 0.18%
  Cathay Pacific Air................................       63,000          130,517
                                                                       -----------
    Total Hong Kong.................................                     2,548,044

ITALY -- 2.18%
--------------
BANKS -- 0.36%
  Banca Commerciale Italiana........................       14,000           28,996

                                                                        MARKET
                                                      SHARES             VALUE
                                                   ------------        --------

COMMON STOCKS (CONTINUED)
-------------------------
ITALY (CONTINUED)
-----------------
BANKS (CONTINUED)
  Banca Fideuram...................................        21,040      $    68,769
  Credito Italiano.................................        90,833          166,213
                                                                       -----------
                                                                           263,978
FINANCIAL COMPANIES -- 0.25%
  IMI Spa..........................................        10,040           90,383
  Mediolanum.......................................         8,108           91,453
                                                                       -----------
                                                                           181,836
GAS EXPLORATION -- 0.40%
  Ente Nazionale Idrocarburi Spa (ENI).............        52,818          299,119

GAS & PIPELINE UTILITIES -- 0.04%
  Ital Gas (Societa Italiana II Gas) Spa...........        10,000           32,361

PUBLISHING -- 0.02%
  Seat SPA RNC (a).................................        13,000            2,715
  Seat SPA (a).....................................        38,000           12,252
                                                                        ----------
                                                                            14,967
RETAIL -- 0.02%
  La Rinascente....................................         3,000           16,672

TELECOMMUNICATIONS -- 1.09%
  Stet Societa' Finanziaria Telefonica.............        51,000          297,075
  Telecom Italia Mobile............................        10,797           19,312
  Telecom Italia Mobile............................       112,601          364,389
  Telecom Italia SPA...............................        42,979          128,717
                                                                        ----------
                                                                           809,493
                                                                        ----------
    Total Italy....................................                      1,618,426

JAPAN -- 22.66%
---------------

AUTOMOBILES -- 0.08%
  Honda Motor Co.................................         2,000            60,199


AUTOMOBILE PARTS -- 0.90%
  Denso Corp.....................................          28,000          669,342

BUILDING & CONSTRUCTION -- 0.91%
  Daiwa House Industry Co..........................        24,000          293,142
  Inax Corp........................................         5,000           37,428
  Kumagai Gumi.....................................        10,000           16,664
  National House Industrial........................         3,000           39,522
  Nippon Hodo......................................         3,000           25,938
  Sekisui House....................................        14,000          141,686
  Sumitomo Forestry Co., Ltd.......................        11,000          120,921
                                                                        ----------
                                                                           675,301
BUSINESS SERVICES -- 0.65%
  Kokuyo Co........................................         9,000          243,413
  Toppan Printing Co...............................        15,000          235,561
                                                                        ----------
                                                                           478,974


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                                      MARKET
                                                      SHARES           VALUE
                                                      -------         ------
COMMON STOCKS (CONTINUED)
-------------------------
JAPAN (CONTINUED)
-----------------
CHEMICALS -- 1.41%
Kuraray Co.......................................          16,000    $     159,134
  Mitsui Petrochemical Industries..................         5,000           24,080
  Sekisui Chemical Co., Ltd........................        25,000          253,010
  Shin-Etsu Chemical Co............................        15,000          397,836
  Teijin...........................................        45,000          212,005
                                                                     -------------
                                                                         1,046,065
CONSUMER PRODUCTS -- 0.28%
  Kao Corp.........................................        15,000          208,079

DRUGS & HEALTH CARE -- 1.45%
  Daiichi Pharmecutical Co.........................        19,000          334,846
  Sankyo Co........................................        20,000          671,785
  Shiseido Co......................................         4,000           65,957
                                                                     -------------
                                                                         1,072,588
ELECTRICAL EQUIPMENT -- 2.80%
  Hitachi, Ltd.....................................        31,000          346,187
  Makita Corp......................................        13,000          190,543
  NEC Corp.........................................        56,000          781,713
  Sumitomo Electric Industires, Ltd................        44,000          737,044
  Yurtec Corp......................................         2,100           24,367
                                                                     -------------
                                                                         2,079,854
ELECTRONICS -- 3.13%
  Advantest........................................         1,210           92,898
  Alps Electric Co.................................         6,000           83,755
  Dai Nippon Screen Manufacturing..................        14,000          131,914
  Fanuc Co., Ltd...................................         3,900          149,712
  Kyocera Corp.....................................        10,000          793,928
  Murata Manufacturing Co., Ltd....................        10,000          397,836
  TDK Corp.........................................         7,000          513,610
  Tokyo Electron, Ltd..............................         3,300          157,774
                                                                     -------------
                                                                         2,321,427
FINANCIAL COMPANIES -- 0.48%
  Nomura Securities Co., Ltd.......................        26,000          358,402

HOUSEHOLD APPLIANCES -- 2.56%
  Matsushita Electric Industrial Co................        30,000          604,606
  Pioneer Electronic Corp..........................        11,000          266,795
  Sangetsu Co......................................         1,000           21,288
  Sharp Corp.......................................        26,000          358,402
  Sony Corp........................................         7,400          644,966
                                                                    --------------
                                                                         1,896,057
INDUSTRIAL MACHINERY -- 1.82%
  Amada Co., Ltd...................................        16,000          140,988
  Daifuku Co. Ltd..................................         2,000           26,348

  Hitachi Zosen Corp...............................        24,000           95,481
  Ishihara Sangyo Kaisha (a).......................         6,000           17,746
  Komatsu, Ltd.....................................        24,000          194,730
  Komori Corp......................................         8,000          189,845
  Mitsubishi Heavy Industires, Ltd.................        89,000          682,525
                                                                     -------------
                                                                         1,347,663
                                                                        MARKET
                                                           SHARES        VALUE
                                                           ------       ------
COMMON STOCKS (CONTINUED)
-------------------------
JAPAN (CONTINUED)
-----------------
INSURANCE -- 0.01%
  Tokio Marine & Fire Insurance Co.................         6,000      $    78,520

LEISURE & RECREATION -- 0.09%
  Sega Enterprises.................................         2,000           66,306

PAPER -- 0.04%
  Mitsubishi Paper Mills, Ltd......................         8,000           31,269

PHOTOGRAPHY -- 1.17%
  Canon, Inc.......................................        32,000          871,052

REAL ESTATE -- 0.85%
  Mitsui Fudosan Co................................        46,000          634,095

RETAIL -- 2.33%
  Citizen Watch Co.................................         7,000           53,987
  Ito-Yokado Co....................................         7,000          406,125
  Marui Co., Ltd...................................        19,000          353,080
  Mitsubishi Corp..................................        16,000          199,616
  Seven Eleven Japan Co., Ltd......................         3,000          226,662
  Sumitomo Corp....................................        35,000          332,839
  UNY Co...........................................         8,000          156,343
                                                                     -------------
                                                                         1,729,652
STEEL -- 0.59%
  Kawada Industries................................         1,000            4,484
  Nippon Steel Corp................................       114,000          364,020
  Tokyo Steel Manufacturing........................         6,000           67,004
                                                                     -------------
                                                                           435,508
TELECOMMUNICATIONS -- 0.68%
  DDI Corp.........................................            36          265,713
  Nippon Telephone & Telegraph Corp................            25          239,923
                                                                     -------------
                                                                           505,636
TRANSPORTATION -- 0.33%
  East Japan Railway...............................            47          241,110
                                                                     -------------
    Total Japan....................................                     16,806,099

MALAYSIA -- 1.75%
-----------------
CONGLOMERATES -- 0.33%
  Multi Purpose Holding Berhad.....................        53,000           74,335
  Renong Berhad....................................       130,000          169,968
                                                                    --------------
                                                                         244,303
ELECTRICAL EQUIPMENT -- 0.05%
  Technology Resources Industries Berhad (a).......        23,000           39,548

FINANCIAL COMPANIES -- 0.24%
  Affin Holdings Berhad............................        30,000           71,316
  Commerce Asset Holdings Berhad...................        40,000          105,388
                                                                    --------------
                                                                           176,704

             See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES


                                                          SHARES       MARKET VALUE
                                                          ------       ------------
COMMON STOCKS (CONTINUED)
-------------------------
MALAYSIA (CONTINUED)
INDUSTRIAL MACHINERY -- 0.57%
  Time Engineering Berhad..........................        23,000      $    34,810
  United Engineers Berhad..........................        54,000          389,382
                                                                       -----------
                                                                           424,192

LEISURE & RECREATION -- 0.32%
  Berjaya Sports Toto Berhad.......................        37,000          174,445
  Resorts World Berhad.............................        21,000           63,232
                                                                       -----------
                                                                           237,678

MINING -- 0.24%
  Tanjong..........................................        51,000          175,792
                                                                       -----------
    Total Malaysia...................................                    1,298,217

MEXICO -- 0.50%
BANKS -- 0.06%
  Grupo Financiero Bancomer Series B (a)...........        14,288           36,675
  Grupo Financiero Bancomer Series L...............           465            1,100
                                                                       -----------
                                                                            37,775

BASIC INDUSTRY -- 0.10%
  Cemex SA.........................................        12,063           52,365
  Cemex SA Class B.................................         4,950           24,104
                                                                       -----------
                                                                            76,469

FOOD & BEVERAGES -- 0.11%
  Fomento Economico Mexicano Class A...............         4,629           27,550
  Gruma SA de CV Series B..........................        11,762           54,759
                                                                       -----------
                                                                            82,309

HOUSEHOLD PRODUCTS -- 0.11%
  Kimberly Clark Mexicano Class A..................        20,211           81,378

INDUSTRIAL MACHINERY -- 0.04%
  Grupo Industrial Maseca SA De Cv Class B.........        28,800           31,527

LIQUOR -- 0.08%
  Grupo Modelo SA Class C..........................         8,844           61,315
                                                                       -----------
    Total Mexico...................................                        370,773

NETHERLANDS -- 9.72%
BANKS -- 0.44%
  ABN Amro Holdings NV.............................        17,500          326,303

CHEMICALS -- 0.08%
  Akzo Nobel NV....................................           458           62,765

CONGLOMERATES -- 0.07%
  Koninkliijke Pitt Nederland NV...................         1,407           55,193

CONSUMER PRODUCTS -- 0.09%
  Hagemeyer NV.....................................         1,252           64,676



                                                          SHARES       MARKET VALUE
                                                          ------       ------------
COMMON STOCKS (CONTINUED)
-------------------------
NETHERLANDS (CONTINUED)
ELECTRICAL EQUIPMENT -- 0.01%
  Otra NV..........................................           670      $    10,752

FINANCIAL COMPANIES -- 1.35%
  Fortis AMEV NV...................................         5,125          228,196
  Internationale Nederlanden Groep NV..............        16,810          775,029
                                                                       -----------
                                                                         1,003,225

FOOD & BEVERAGES -- 0.55%
  CSM NV...........................................         5,676          284,537
  Koninklijke Nutricia Verenigde Bedrijven NV......           770          121,606
                                                                       -----------
                                                                           406,143

HOUSEHOLD PRODUCTS -- 0.69%
  Unilever NV......................................         2,430          511,527

LEISURE & RECREATION -- 0.67%
  Polygram NV......................................         9,407          493,617

OIL -- 2.38%
  Royal Dutch Petroleum Co. NV.....................        33,960        1,766,425

PUBLISHING -- 2.90%
  Elsevier NV......................................        53,329          891,126
  Wolters Kluwer NV................................        10,324        1,257,036
                                                                       -----------
                                                                         2,148,162

RETAIL -- 0.49%
  Koninklijke Ahold NV.............................         4,309          363,529
                                                                       -----------
    Total Netherlands..............................                      7,212,317

NEW ZEALAND -- 0.46%
BUILDING CONSTRUCTION -- 0.17%
  Fletcher Challange Building (a)..................        22,050           66,350
  Fletcher Challange Forest Division...............        41,365           60,128
                                                                       -----------
                                                                           126,478

ENERGY -- 0.01%
  Fletcher Challange Energy........................         1,750            5,290

PAPER -- 0.07%
  Carter Holt Harvey...............................         9,400           24,326
  Fletcher Challange Paper (a).....................        10,500           25,462
                                                                       -----------
                                                                            49,788

TELECOMMUNICATIONS -- 0.09%
  Telecom Corp. of New Zealand, Ltd................        14,000           71,321

TRANSPORTATION -- 0.12%
  Air New Zealand..................................        20,909           63,911
  Tranz Rail Holdings..............................         4,000           22,823
                                                                       -----------
                                                                            86,734
                                                                       -----------
    Total New Zealand..............................                        339,611


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                        SHARES      MARKET VALUE
                                                     ------------  ---------------
COMMON STOCKS (CONTINUED)
-------------------------
NORWAY -- 1.61%
---------------
CONGLOMERATES -- 0.67%

 Orkla AS.........................................         6,740  $       497,509

ENERGY -- 0.92%
 Norsk Hydro AS...................................        12,140          660,899
 Saga Petroleum AS Class B........................         1,190           20,782
                                                                  ---------------
                                                                          681,681
TRANSPORTATION -- 0.02%
 Bergesen D-Y AS..................................           650           15,387
                                                                  ---------------
  Total Norway....................................                      1,194,577

PHILLIPINES -- 0.24%
--------------------
BANKS -- 0.13%
 Philippine National Bank.........................        13,612           92,378

TELECOMMUNICATIONS -- 0.11%
 Philippine Long Distance Telephone Co............         2,600           84,281
                                                                  ---------------
  Total Philippines...............................                        176,659

PORTUGAL -- 0.38%
-----------------
RETAIL -- 0.38%
 Jeronimo Martins SGPS............................         3,999          279,346

SINGAPORE -- 1.81%
------------------
BANKS -- 0.86%
 Development Bank of Singapore....................         6,000           75,540
 Overseas Chinese Bank............................         4,800           49,689
 Overseas Union Bank..............................        33,000          205,428
 United Overseas Bank.............................        30,000          308,456
                                                                  ---------------
                                                                          639,113
CONGLOMERATES -- 0.02%
 United Industrial Corp...........................        22,000           16,619

FOOD & BEVERAGES -- 0.11%
 Fraser & Neave...................................        11,400           81,332

INDUSTRIAL MACHINERY -- 0.02%
 Keppel Corp......................................         2,000            8,883
 Keppel Corp. Class A.............................           500            2,168
                                                                  ---------------
                                                                           11,051
PUBLISHING -- 0.34%
 Singapore Press Holdings, Ltd....................        12,400          249,787

REAL ESTATE -- 0.46%
 City Developments................................         8,000           78,338
 DBS Land.........................................        23,000           72,714
 Singapore Land...................................        31,000          140,939
 Wing Tai Holdings................................        18,000           51,871
                                                                  ---------------
                                                                          343,862
                                                                  ---------------
  Total Singapore.................................                      1,341,764





COMMON STOCKS (CONTINUED)
-------------------------
                                                        SHARES      MARKET VALUE
                                                     ------------  ---------------

SOUTH KOREA -- 0.48%
--------------------
BANKS -- 0.09%
 Kook Min Bank....................................         2,202  $        31,493
 Shinhan Bank.....................................         2,840           35,180
                                                                  ---------------
                                                                           66,673
ELECTRICAL EQUIPMENT -- 0.17%
 Samsung Electronics..............................         1,600          127,027

ELECTRIC UTILITIES -- 0.15%
 Korea Electric Power Corp........................         3,600          107,432

STEEL -- 0.07%
 Pohang Iron & Steel..............................           700           50,135
                                                                  ---------------
  Total South Korea...............................                        351,267

SPAIN -- 2.03%
--------------
BANKS -- 0.79%
 Argentaria Corp. SA..............................         1,205           67,467
 Banco Bilbao Vizcaya SA..........................           910           73,924
 Banco Popular Espanol SA.........................           614          150,427
 Banco Santander SA...............................         9,642          297,080
                                                                  ---------------
                                                                          588,898
OIL -- 0.16%
 Respol SA........................................         2,882          121,852

RETAIL -- 0.05%
 Centros Comerciales Pryca SA.....................         1,524           32,993

TELECOMMUNICATIONS -- 0.32%
 Telefonica de Espana SA..........................         8,191          236,808

UTILITIES -- 0.71%
 Aguas de Barcelona SA............................             9              363
 Empressa Nacional de Electricid SA...............         2,292          192,413
 Gas Natural SDG SA...............................           738          161,223
 Iberdrola SA.....................................        13,608          171,774
                                                                  ---------------
                                                                          525,773
                                                                  ---------------
  Total Spain.....................................                      1,506,324

SWEDEN -- 2.59%
---------------
BANKS -- 0.13%
 Nordbanken AB....................................         2,910           98,185

BUSINESS SERVICES -- 0.02%
 Esselte AB Class B...............................           560           13,175

CONSTRUCTION & MINING EQUIPMENT -- 0.32%
 ABB AB...........................................         8,300          116,418
 Atlas Copco AB...................................         4,770          124,561
                                                                  ---------------
                                                                          240,979
DRUGS & HEALTH CARE -- 0.95%
 Astra AB.........................................        39,893          703,949


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                      SHARES      MARKET VALUE
                                                   ------------  ---------------
COMMON STOCKS (CONTINUED)
-------------------------
SWEDEN (CONTINUED)
------------------
HOUSEHOLD APPLIANCES -- 0.39%
 Electrolux AB....................................         3,980  $       287,097

METALS & MINING -- 0.32%
 Granges AB.......................................         1,990           26,369
 Sandvik AB Class A...............................           560           15,890
 Sandvik AB Class B...............................         6,830          193,806
                                                                  ---------------
                                                                          236,065
OFFICE FURNITURE & SUPPLIES -- 0.01%
 Scribona AB......................................           750            8,726

RETAIL -- 0.45%
 Hennes & Mauritz AB Class B......................         9,500          334,044
                                                                  ---------------
  Total Sweden....................................                      1,922,220

SWITZERLAND -- 5.98%
--------------------
BANKS -- 0.41%
 Credit Suisse Group AG...........................           850          109,161
 Schweizerischer Bankverein AG....................           720          192,575
                                                                  ---------------
                                                                          301,736
BUSINESS SERVICES -- 0.56%
 Adecco SA (a)....................................         1,073          411,562

CHEMICALS -- 0.07%
 Ciba Specialty Chemicals AG (a)..................           543           50,209

DRUGS & HEALTH CARE -- 3.10%
 Novartis AG......................................           873        1,395,604
 Roche Holdings AG................................           100          904,452
                                                                  ---------------
                                                                        2,300,056
ELECTRICAL EQUIPMENT -- 0.83%
 ABB AG...........................................           407          616,075

FOOD & BEVERAGES -- 1.01%
 Nestle SA........................................           570          751,932
                                                                  ---------------
  Total Switzerland...............................                      4,431,570

THAILAND -- 0.11%
-----------------
BANKS -- 0.04%
 Bangkok Bank Ltd.................................         4,700           32,295

BUILDING & CONSTRUCTION -- 0.05%
 Siam Cement Public Co............................         1,900           32,858

BUSINESS SERVICES -- 0.02%
 Advanced Information Service Public Co., Ltd.....         2,540           16,865
                                                                  ---------------
  Total Thailand..................................                         82,018

                                                      SHARES      MARKET VALUE
                                                   ------------  ---------------
COMMON STOCKS (CONTINUED)
-------------------------

UNITED KINGDOM -- 15.57%
------------------------

APPAREL & TEXTILES -- 0.03%
 Coats Viyella PLC................................        12,000  $        25,179

AUTOMOBILES -- 0.04%
 Rolls-Royce PLC..................................         7,000           26,695

BANKS -- 2.16%
 Abbey National PLC...............................        24,000          327,731
 National Westminster Bank PLC....................        95,000        1,277,494
                                                                  ---------------
                                                                        1,605,225
BUILDING & CONSTRUCTION -- 0.07%
 Laing (John) PLC.................................         7,000           43,481
 Heywood Williams Group PLC.......................         3,000           10,242
                                                                  ---------------
                                                                           53,723
CONGLOMERATES -- 1.41%
 Grand Metropolitan PLC...........................        64,000          616,028
 Tomkins PLC......................................        98,000          424,319
                                                                  ---------------
                                                                        1,040,347
CONTAINERS & GLASS -- 0.17%
 Caradon PLC......................................        37,800          126,526

DRUGS & HEALTH CARE -- 3.04%
 Glaxo Wellcome PLC...............................        37,000          765,581
 SmithKline Beecham PLC...........................        80,700        1,485,679
                                                                  ---------------
                                                                        2,251,260
ELECTRONICS -- 0.15%
 Electrocomponents PLC............................        15,000          111,658

FOOD & BEVERAGES -- 1.07%
 Cadbury Schweppes PLC............................        33,000          294,558
 Guinness PLC.....................................        48,000          470,015
 Hillsdown Holdings PLC...........................        11,000           31,050
                                                                  ---------------
                                                                          795,623
GAS & PIPELINE UTILITIES -- 0.07%
 British Gas PLC..................................        14,000           51,291

HOTELS & RESTAURANTS -- 0.13%
 Ladbroke Group PLC...............................        24,000           94,323

INDUSTRIAL MACHINERY -- 0.15%
 GKN PLC..........................................         2,000           34,305
 T&N PLC..........................................        31,000           73,823
                                                                  ---------------
                                                                          108,128
LEISURE & RECREATION -- 0.50%
 Compass Group PLC................................        19,000          212,626
 Rank Group PLC...................................        25,000          158,412
                                                                  ---------------
                                                                          371,038
MINING -- 0.54%
 Rio Tinto........................................        23,000          400,830

                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES

                                                                         MARKET
                                                      SHARES             VALUE
                                                   ------------       -----------
COMMON STOCKS (CONTINUED)
-------------------------

UNITED KINGDOM (CONTINUED)
--------------------------
OIL -- 1.55%
  British Petroleum PLC............................        21,000      $   261,236
  Shell Transport & Trading Co.....................       130,500          891,019
                                                                       -----------
                                                                         1,152,255
PAPER -- 0.11%
  David S. Smith Holdings..........................        25,000           78,269

PUBLISHING -- 1.86%
 Reed International PLC...........................         96,000          927,240
  United Newspapers & Media PLC....................        39,000          452,354
                                                                       -----------
                                                                         1,379,594
RETAIL -- 1.91%
  Argos PLC........................................        23,200          210,561
  ASDA Group.......................................        84,000          173,458
  Kingfisher PLC...................................        55,000          624,654
  Safeway PLC......................................        37,000          214,116
  Sears Holdings PLC...............................         8,000            9,059
  Tesco PLC........................................        30,000          185,348
                                                                       -----------
                                                                         1,417,196
TELECOMMUNICATION SERVICES -- 0.59%
  Cable & Wireless PLC.............................        48,000          439,639

UTILITIES -- 0.02%
  Centrica PLC.....................................        14,000           17,019
                                                                       -----------
    Total United Kingdom.............................                   11,545,818

UNITED STATES -- 5.46%
----------------------

APPAREL & TEXTILES -- 0.13%
  Gucci Group NV N.Y...............................         1,553           99,974

BANKS -- 0.18%
  Banco de Galicia Buenos Aires Class B ADR........         1,571           41,699
  Banco Frances del Rio La Plata ADR...............         2,147           69,778
  Banco Latinoamericano de Exportaciones SA ADR....           477           20,571
                                                                       -----------
                                                                           132,048
BROADCASTING -- 0.02%
  Grupo Television SA de CV ADR....................           531           16,129

BUILDING & CONSTRUCTION -- 0.16%
  Cemex SA ADR.....................................        13,410          116,322

CONTAINERS & GLASS -- 0.02%
  Compania Cervecerias Unidas ADR..................           530           11,627

ELECTRIC UTILITIES -- 0.78%
  Centrais Electricas Brasileiras ADR..............         5,000          139,799
  Chilectra SA ADR.................................         1,400           40,293
  Chilenger SA ADR.................................           604           16,912
  Companhia Energetica De Minas Gerais ADR.........         2,595          130,648
  Empresa Nacional Electricidad ADR................         3,254           73,418


                                                                       MARKET
                                                        SHARES          VALUE
                                                     ------------     ----------
COMMON STOCKS (CONTINUED)
-------------------------

UNITED STATES (CONTINUED)
-------------------------

ELECTRIC UTILITIES (CONTINUED)
------------------------------
  Enersis SA ADR...................................         1,180      $    41,964
  Huaneng Power International, Inc. ADR (a)........         5,400          137,700
                                                                       -----------
                                                                           580,734
ELECTRONICS -- 0.13%
  Samsung Electronics Ltd. (144a)..................         1,674           97,092

FINANCIAL SERVICES -- 0.26%
  Administradora de Fondas de Pensiones
  Provida ADR......................................           178            3,894
  Chile Fund, Inc..................................         1,320           34,485
  Cifra SA de CV ADR...............................        72,603          133,248
  Creditcorp Ltd...................................         1,080           23,760
  Korea Fund, Inc..................................            70            1,032
                                                                       -----------
                                                                           196,419
FOOD & BEVERAGES -- 0.40%
  Gruma SA de CV ADR (144a) (a)....................         3,057           56,876
  Panamerican Beverages, Inc. Class A..............         4,840          159,115
                                                                       -----------
                                                                           293,770
GAS EXPLORATION -- 0.03%
  Companhia Energetica de Sao Paulo ADR (144a).....         1,050           21,067

GAS & PIPELINE UTILITIES -- 0.01%
  Transportadora de Gas del Sur ADR................           600            7,500

HOUSEHOLD APPLIANCES -- 0.06%
  Industrie Natuzzi SPA ADR........................         1,810           46,381

OIL & GAS -- 0.17%
  YPF Sociedad Anonima ADR.........................         4,166          128,105

REAL ESTATE -- 0.40%
  Hong Kong Land Holdings..........................       105,908          281,715
  Sociedad Comercial del Plata ADR (144a) (a)......           500           16,702
                                                                       -----------
                                                                           298,417
RETAIL -- 0.04%
  Santa Isabel SA ADR..............................           959           30,928

SOFTWARE -- 0.12%
  Baan Co. (a).....................................         1,250           86,094

TELECOMMUNICATIONS -- 2.55%
  Compania Anonima Nacional Telefonos de Venezuela
    ADR (a)........................................           960           41,400
  Compania De Telecomunicaciones de Chile ADR......         2,195           72,435
  Telecom Argentina Stet France ADR................           180            9,450
  Telecomunicacoes Brasileiras ADR.................         8,422        1,278,038
  Telefonica de Argentina ADR......................         3,640          126,035
  Telefonica del Peru ADR..........................         1,717           44,964
  Telefonos de Mexico ADR..........................         6,615          315,866
                                                                       -----------
                                                                         1,888,188
                                                                       -----------


                     See notes to the financial statements.

            T. ROWE PRICE/JNL INTERNATIONAL EQUITY INVESTMENT SERIES


                                                      SHARES      MARKET VALUE
                                                   ------------  ---------------
COMMON STOCKS (CONTINUED)
-------------------------
UNITED STATES (CONTINUED)
-------------------------
 Total United States..............................                $     4,050,795
                                                                  ---------------
  Total Common Stocks
   (cost $58,095,508).............................                     68,685,795
                                                                  ---------------
RIGHTS & WARRANTS -- 0.01%
--------------------------

BELGIUM -- 0.00%
----------------
BANKS -- 0.00%
 Generale De Banque (a)...........................            26               12

BRAZIL -- 0.00%
---------------
BANKS -- 0.00%
 Uniiao de Bancos Brasileiros SA (a)..............       153,825                0

MALAYSIA -- 0.00%
-----------------
FINANCIAL SERVICES -- 0.00%
 Commerce Asset Holdings..........................         8,000              285
 Commerce Asset Holdings..........................         5,000              773
                                                                  ---------------
                                                                            1,058
SINGAPORE -- 0.01%
------------------
BANKS -- 0.01%
 Overseas Union Bank..............................         6,600            8,817

SOUTH KOREA -- 0.00%
--------------------
ELECTRONICS -- 0.00%
 Samsung Electronics..............................         1,600              743
                                                                  ---------------
   Total Rights & Warrants
    (cost $13,926)................................
                                                                           10,630
                                                                  ---------------
PREFERRED STOCK -- 2.61%
------------------------
AUSTRALIA -- 0.07%
------------------
Sydney Harbor Casino Holdings (a).................        31,000           48,731

BRAZIL -- 1.82%
---------------
 Banco BradescoSA.................................    10,019,953          100,986
 Banco Itau SA....................................        46,000           25,766
 Brasmotor SA.....................................        82,150           18,314
 Companhia Cervejaria Brahma......................       181,043          137,899
 Companhia Cimento Partland Itau..................        73,000           25,090
 Companhia de Tecidos Norte de Mina...............        55,000           21,457
 Companhia Energetica de Minas Gerais.............     3,311,597          170,725
 Lojas Americanas.................................       815,665           11,062
 Petrol Brasileiros SA............................       550,745          152,969
 Telecommunicacoes Brasileiras SA.................     1,751,910          265,744
 Telecommunicacoes de Rio de Janiero SA...........       165,546           25,527
 Telecommunicacoes de Minas Gerais................       159,959           25,305

                                                      SHARES       MARKET VALUE
                                                   ------------   ---------------
PREFERRED STOCKS (CONTINUED)
----------------------------
BRAZIL (CONTINUED)
------------------
 Telecommunicacoes de Sao Paulo...................       712,142  $       232,519
 Uniiao de Bancos Brasileiros SA..................     3,055,333          112,075
 Usinas Siderurgicas de Minas Gerais ADR..........         2,288           25,487
                                                                  ---------------
   Total Brazil...................................                      1,353,925

FINLAND -- 0.24%
----------------
 Nokia AB Series A................................         2,350          175,546

GERMANY -- 0.24%
----------------
 Fielmann AG......................................           336           10,076
 Hornbach Holdings AG.............................           510           43,277
 Krones AG........................................            70           28,576
 Sap AG...........................................           467           96,929
                                                                  ---------------
   Total Germany..................................                        178,858

UNITED STATES -- 0.24%
----------------------
Usinas Siderurgicas de Minas Gerais ADR...........        16,320          177,895
                                                                  ---------------
   Total Preferred Stocks
    (cost $1,510,853).............................                      1,934,955
                                                                  ---------------
                                                    PRINCIPAL
                                                      AMOUNT
                                                   ------------
CORPORATE BONDS -- 0.04%
------------------------
MALAYSIA -- 0.04%
-----------------
CAPITAL GOODS -- 0.04%
 Multi Purpose Holdings
  3.00%, 11/13/2001...............................    $   86,000           28,962
 Renong Berhard
  4.00%, 05/22/2001...............................         3,288            2,599
                                                                  ---------------
   Total Corporate Bonds
    (cost $37,374)................................                         31,561
                                                                  ---------------
SHORT TERM INVESTMENTS -- 4.74%
-------------------------------
MONEY MARKET FUNDS -- 4.74%
 State Street Global Advisor Money Market Fund
  5.29% (b).......................................     1,332,327        1,332,327
 State Street Global Advisor Government Fund
  5.16% (b) (b)...................................     2,184,886        2,184,886
                                                                  ---------------
  Total Short Term Investments
    (cost $3,517,213).............................                      3,517,213
                                                                  ---------------
TOTAL INVESTMENTS -- 100%
-------------------------
 (cost $63,174,874)...............................                $    74,180,154
                                                                  ===============

(a)  Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 1997.


                     See notes to the financial statements.

                    T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                 JUNE 30, 1996


                                                                 SHARES             MARKET VALUE
                                                                 ------             ------------
COMMON STOCKS -- 89.79%
-----------------------
AEROSPACE & AIRCRAFT -- 2.70%
  BE Aerospace, Inc. (a).........................                 45,000           $ 1,423,125
  OEA, Inc.......................................                 27,000             1,066,500
                                                                                   -----------
                                                                                     2,489,625
APPAREL & TEXTILES -- 1.93%
  Warnaco Group, Inc.............................                 56,000             1,785,000

AUTOMOBILES & PARTS -- 1.76%
  Danaher Corp...................................                 32,000             1,626,000

BROADCASTING -- 1.64%
  Comcast Corp...................................                 44,000               940,500
  Jacor Communications, Inc. (a).................                 15,000               573,750
                                                                                   -----------
                                                                                     1,514,250

BUILDING & CONSTRUCTION -- 0.64%
  Fastenal Co....................................                 12,000               588,000

BUSINESS SERVICES -- 11.10%
  Accustaff, Inc. (a)............................                 36,000               852,750
  ADVO, Ltd......................................                 16,000               260,000
  Catalina Marketing Corp. (a)...................                 26,500             1,275,312
  CUC International, Inc. (a)....................                 38,400               991,200
  Gartner Group, Inc. (a) 39,000                                  39,000             1,401,562
  Gymboree Corp. (a).............................                 44,000             1,056,000
  Interim Services, Inc. (a).....................                 34,000             1,513,000
  National Data Corp.............................                 22,000               952,875
  Outdoor Systems, Inc. (a)......................                 24,300               929,475
  Sungard Data Systems, Inc. (a).................                 22,000             1,023,000
                                                                                   -----------
                                                                                    10,255,174

CHEMICALS -- 1.47%
  Great Lakes Chemical Corp......................                 26,000             1,361,750

COMPUTERS & BUSINESS EQUIPMENT -- 4.29%
  Affiliated Computer Services, Inc. (a).........                 36,000             1,008,000
  BDM International, Inc. (a)....................                 37,000               851,000
  Checkfree Corp. (a)............................                 31,000               546,375
  DST Systems, Inc. (a)..........................                 30,700             1,022,694
  Network General Corp. (a)......................                 36,000               535,500
                                                                                   -----------
                                                                                     3,963,569

DRUGS & HEALTH CARE -- 11.65%
  Apria Healthcare Group, Inc. (a)...............                  9,100               161,525
  Biogen, Inc. (a)...............................                 27,000               914,625
  Cardinal Health, Inc...........................                 15,000               858,750
  Covance, Inc. (a)..............................                 56,000             1,081,500
  General Nutrition Cos., Inc. (a)...............                 47,000             1,316,000
  Gilead Sciences, Inc. (a)......................                 34,000               939,250
  Polymer Group, Inc. (a)........................                 21,000               338,625
  Quest Diagnostics, Inc. (a)....................                 51,000             1,048,688
  Quorum Health Group, Inc. (a)..................                 33,000             1,179,750
  St. Jude Medical, Inc..........................                 25,000               975,000
  Sybron International Corp. (a).................                 35,000             1,395,625
  US Surgical Corp...............................                 14,800               551,300
                                                                                   -----------
                                                                                    10,760,638


                                                                 SHARES            MARKET VALUE
                                                                 ------            ------------
COMMON STOCKS (CONTINUED)
-------------------------
ELECTRICAL EQUIPMENT -- 0.47%
  Anixter International, Inc. (a)................                 25,000           $   429,687

ELECTRONICS -- 3.88%
  Analog Devices, Inc. (a).......................                 28,000               743,750
  Maxim Integrated Products, Inc. (a)............                 15,000               853,125
  Teleflex, Inc..................................                 40,000             1,250,000
  Xilinx, Inc. (a)...............................                 15,000               735,938
                                                                                   -----------
                                                                                     3,582,813

FINANCIAL SERVICES -- 4.82%
  Corporate Express, Inc. (a)....................                 66,000               952,875
  Fairfax Financial Holdings, Ltd................                  3,300               955,864
  Mercury Finance Co. (a)........................                 33,000                80,437
  Money Store, Inc...............................                 41,000             1,176,188
  Partner Re, Ltd. 34,000                                         34,000             1,296,250
                                                                                   -----------
                                                                                     4,461,614

FOOD & BEVERAGES -- 2.32%
  JP Foodservice, Inc............................                 46,000             1,319,625
  Outback Steakhouse, Inc. (a)...................                 34,000               822,375
                                                                                   -----------
                                                                                     2,142,000

FUNERAL SERVICES -- 1.23%
  Stewart Enterprises............................                 27,000             1,134,000

GAS & PIPELINE UTILITIES -- 1.37%
  Cooper Cameron Corp. (a).......................                 27,000             1,262,250

GAS EXPLORATION -- 1.07%
  Weatherford Enterra, Inc. (a)..................                 25,600               985,600

GOLD -- 2.50%
  Battle Mountain Gold Co........................                141,000               801,937
  Cambior, Inc...................................                 68,000               769,250
  TVX Gold, Inc..................................                139,000               738,438
                                                                                   -----------
                                                                                     2,309,625

HOTELS & RESTAURANTS -- 2.73%
  Boston Chicken, Inc............................                 34,100               477,400
  Hospitality Franchise Systems, Inc. (a)........                 13,000               754,000
  La Quinta Inns, Inc............................                 59,000             1,290,625
                                                                                   -----------
                                                                                     2,522,025

INDUSTRIAL MACHINERY -- 1.80%
  Trimas Corp....................................                 59,000             1,659,375

INSURANCE -- 3.95%
  Ace Ltd........................................                 25,000             1,846,875
  Nationwide Financial Services, Inc.............                 35,000               929,687
  PMI Group, Inc.................................                 14,000               873,250
                                                                                   -----------
                                                                                     3,649,812
INVESTMENT COMPANIES -- 1.57%
  Franklin Resources, Inc. ......................                 20,000             1,451,250


                    See notes to the financial statements.

                   T. ROWE PRICE/JNL MID-CAP GROWTH SERIES

<Caption
                                                                 SHARES            MARKET VALUE
                                                                 ------            ------------
COMMON STOCKS (CONTINUED)
-------------------------
LEISURE TIME -- 1.15%
  Royal Carribean Cruises, Ltd...................                 30,500           $ 1,065,594

OFFICE FURNISHINGS & SUPPLIES -- 2.06%
  American Pad & Paper Co. (a)...................                 42,000               708,750
  Ikon Office Solutions, Inc.....................                 48,000             1,197,000
                                                                                   -----------
                                                                                     1,905,750

PETROLEUM SERVICES -- 4.12%
  Camco International, Inc.......................                 27,000             1,478,250
  Smith International, Inc. (a)..................                 25,000             1,518,750
  United Meridian Corp. (a)......................                 27,000               810,000
                                                                                   -----------
                                                                                     3,807,000

POLLUTION CONTROL -- 2.06%
  Culligan Water Technologies, Inc. (a)..........                  9,200               411,700
  Republic Industries, Inc.......................                 21,000               522,375
  USA Waste Services, Inc. (a)...................                 25,000               965,625
                                                                                   -----------
                                                                                     1,899,700

RETAIL -- 7.49%
  Circuit City Stores, Inc.......................                 32,000             1,138,000
  Costco Cos., Inc. (a)..........................                 29,000               953,375
  Kohls Corp. (a)................................                 18,000               952,875
  MSC Industrial Direct, Inc.....................                 23,800               954,975
  Richfood Holdings, Inc.........................                 39,000             1,014,000
  Shopko Stores, Inc.............................                 32,000               816,000
  Waban, Inc.....................................                 34,000             1,094,375
                                                                                   -----------
                                                                                     6,923,600

SOFTWARE -- 3.54%
  BMC Software, Inc. (a).........................                 19,000             1,052,125
  Intuit, Inc. (a)...............................                 16,000               367,000
  Platinum Technology, Inc. (a)..................                 31,000               410,750
  Sterling Communications, Inc. (a)..............                 17,000               558,875
  Synopsys, Inc. (a).............................                 24,000               882,000
                                                                                   -----------
                                                                                     3,270,750

TELECOMMUNICATIONS -- 4.41%
  Aerial Communications, Inc. (a)................                 19,600               166,600
  Cascade Communications Corp. (a)...............                 17,000               469,625


<Caption
                                                                 SHARES            MARKET VALUE
                                                                 ------            ------------
COMMON STOCKS (CONTINUED)
-------------------------
TELECOMMUNICATIONS (CONTINUED)
  Cox Communications, Inc. (a)...................                 36,000           $   864,000
  Omnipoint Corp. (a)............................                 29,000               482,125
  Palmer Wireless, Inc. (a)......................                 34,800               587,250
  360 Communications Co. (a).....................                 64,900             1,111,413
  Vanguard Cellular Systems, Inc. (a)............                 29,000               395,125
                                                                                   -----------
                                                                                     4,076,138

TOBACCO -- 0.07%
  Consolidated Cigar Holdings, Inc. (a)..........                  2,300                63,825
                                                                                   -----------

  Total Common Stocks
    (cost $72,397,905)...........................                                   82,946,414
                                                                                   -----------

                                                            PRINCIPAL AMOUNT
                                                           ----------------
SHORT TERM INVESTMENTS -- 10.21%

U.S. GOVERNMENTAL AGENCIES -- 10.21%
  Federal Farm Credit Bank Discount Notes
    5.50%, 07/14/1997............................             $  530,000               528,947
  Federal Home Loan Mortgage Discount Notes
    5.42%, 07/02/1997............................              1,786,000             1,785,731
    5.44%, 07/02/1997............................                423,000               422,936
    5.40%, 07/08/1997............................              1,251,000             1,249,686
    5.50%, 07/15/1997............................                715,000               713,471
    5.52%, 07/25/1997............................                386,000               384,580
  Federal National Mortgage Assoc. Discount Notes
    5.50%, 07/16/1997............................                245,000               244,439
    5.41%, 07/25/1997............................                745,000               742,313
    5.42%, 08/07/1997............................                195,000               193,914
    5.43%, 08/28/1997............................                335,000               332,069
    5.45%, 09/08/1997............................              2,860,000             2,830,125
                                                                                   -----------
                                                                                     9,428,211

MONEY MARKET FUNDS -- 0.00%
  State Street Global Advisor Fund, 5.29% (b)....                  4,072                 4,072
                                                                                   -----------
    Total Short Term Investments
      (cost $9,432,283)..........................                                    9,432,283
                                                                                   -----------
TOTAL INVESTMENTS -- 100%
  (cost $81,830,188).............................                                  $92,378,697
                                                                                   ===========

---------------
(a) Non-income producing security.
(b) Dividend yields change daily to reflect current market conditions. Rate stated is the quoted yield as of June 30, 1997.


                     See notes to the financial statements.

                  JACKSON NATIONAL FINANCIAL SERVICES, INC.

VADV 2611 REV. 8/97